United States Securities and Exchange Commission
Washington, D.C. 20549

Form N-CSR
Certified Shareholder Report of Registered Management Investment Companies

811-4017
(Investment Company Act File Number)

Federated Hermes Equity Funds
(Exact Name of Registrant as Specified in Charter)

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant’s Telephone Number)

Peter J. Germain, Esquire
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 2025-10-31

Date of Reporting Period: 2025-10-31

Item 1.	Reports to Stockholders

Federated Hermes Kaufmann Fund

Class A Shares | KAUAX

Annual Shareholder Report - October 31, 2025

A Portfolio of Federated Hermes Equity Funds

This annual shareholder report contains important information about the Federated Hermes Kaufmann Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

This report describes planned changes made to the Fund since the beginning of the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$210	1.95%

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to the Russell Midcap Growth Index to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the Russell 3000 Index, which represents approximately 98% of investable U.S. equities by market capitalization. The Fund seeks to provide capital appreciation by investing principally in common stocks of small and medium-sized companies that are traded on national securities exchanges, the NASDAQ stock market and on the over-the-counter market.

Top Contributors to Performance

  Stock selection in Industrials, specifically artificial intelligence companies in the sector, that contributed positively to Fund relative performance were GE Vernova, Quanta Services and Comfort Systems.

  In the Consumer Discretionary sector, companies that contributed to Fund relative performance were Sportsradar and Doordash.

  By sector, Materials also aided performance during the reporting period.

Top Detractors from Performance

  By sector, stock selection in Information Technology detracted the most from Fund relative performance during the reporting period.

  Stock selection in the Financials sector was also a relative detractor to performance, driven by Blue Owl Capital and Hamilton Lane.

  The allocation to the Utilities sector was a laggard for the Fund as the stock selection detracted from relative performance.

Annual Shareholder Report

Federated Hermes Kaufmann Fund

Fund Performance

Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Performance: 10/31/2015 to 10/31/2025

Total Return Based on $10,000 Investment

	Class A Shares with sales load	Russell 3000® Index	Russell Midcap® Growth Index	Morningstar Mid-Cap Growth Funds Category Average
10/31/2015	$9,450	$10,000	$10,000	$10,000
10/31/2016	$9,617	$10,424	$10,040	$9,907
10/31/2017	$12,211	$12,924	$12,675	$12,496
10/31/2018	$13,632	$13,776	$13,454	$13,144
10/31/2019	$16,267	$15,635	$16,001	$14,976
10/31/2020	$19,799	$17,222	$19,382	$18,094
10/31/2021	$24,227	$24,782	$27,024	$25,773
10/31/2022	$16,405	$20,688	$19,204	$18,130
10/31/2023	$15,616	$22,422	$19,847	$18,041
10/31/2024	$21,143	$30,910	$27,522	$24,251
10/31/2025	$24,383	$37,343	$32,914	$27,614

Average Annual Total Returns

Fund/Index	1 Year	5 Years	10 Years
Class A Shares with sales load	8.98%	3.08%	9.32%
Class A Shares without sales load	15.33%	4.25%	9.94%
Russell 3000® Index	20.81%	16.74%	14.08%
Russell Midcap® Growth Index	19.59%	11.17%	12.65%
Morningstar Mid-Cap Growth Funds Category Average	13.92%	8.92%	10.67%

Visit FederatedHermes.com/us/FundInformation and click on the link to your fund and share class for more recent performance information.

Key Fund Statistics

  Net Assets$5,137,447,192
  Number of Investments144
  Portfolio Turnover28%
  Total Advisory Fees Paid$62,957,000

Annual Shareholder Report

Federated Hermes Kaufmann Fund

Fund Holdings

Top Sectors (% of Net Assets)

Value	Value
Communication Services	2.0%
Utilities	2.1%
Consumer Staples	2.3%
Real Estate	2.6%
Materials	3.5%
Financials	6.6%
Consumer Discretionary	10.2%
Industrials	21.0%
Information Technology	23.5%
Health Care	24.6%

Material Fund Changes

The following is a summary of material changes planned for the Fund since the beginning of the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

Effective July 1, 2026, Hans P. Utsch will retire from the Fund’s Adviser and will no longer serve as a portfolio manager of the Fund. The other members of the portfolio management team will continue to manage the Fund.

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 314172677

26396-A (12/25)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2025 Federated Hermes, Inc.

Federated Hermes Kaufmann Fund

Class C Shares | KAUCX

Annual Shareholder Report - October 31, 2025

A Portfolio of Federated Hermes Equity Funds

This annual shareholder report contains important information about the Federated Hermes Kaufmann Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

This report describes planned changes made to the Fund since the beginning of the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C Shares	$264	2.46%

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to the Russell Midcap Growth Index to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the Russell 3000 Index, which represents approximately 98% of investable U.S. equities by market capitalization. The Fund seeks to provide capital appreciation by investing principally in common stocks of small and medium-sized companies that are traded on national securities exchanges, the NASDAQ stock market and on the over-the-counter market.

Top Contributors to Performance

  Stock selection in Industrials, specifically artificial intelligence companies in the sector, that contributed positively to Fund relative performance were GE Vernova, Quanta Services and Comfort Systems.

  In the Consumer Discretionary sector, companies that contributed to Fund relative performance were Sportsradar and Doordash.

  By sector, Materials also aided performance during the reporting period.

Top Detractors from Performance

  By sector, stock selection in Information Technology detracted the most from Fund relative performance during the reporting period.

  Stock selection in the Financials sector was also a relative detractor to performance, driven by Blue Owl Capital and Hamilton Lane.

  The allocation to the Utilities sector was a laggard for the Fund as the stock selection detracted from relative performance.

Annual Shareholder Report

Federated Hermes Kaufmann Fund

Fund Performance

Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Performance: 10/31/2015 to 10/31/2025

Total Return Based on $10,000 Investment

	Class C Shares with sales load	Russell 3000® Index	Russell Midcap® Growth Index	Morningstar Mid-Cap Growth Funds Category Average
10/31/2015	$10,000	$10,000	$10,000	$10,000
10/31/2016	$10,115	$10,424	$10,040	$9,907
10/31/2017	$12,767	$12,924	$12,675	$12,496
10/31/2018	$14,189	$13,776	$13,454	$13,144
10/31/2019	$16,874	$15,635	$16,001	$14,976
10/31/2020	$20,410	$17,222	$19,382	$18,094
10/31/2021	$24,860	$24,782	$27,024	$25,773
10/31/2022	$16,721	$20,688	$19,204	$18,130
10/31/2023	$15,892	$22,422	$19,847	$18,041
10/31/2024	$21,516	$30,910	$27,522	$24,251
10/31/2025	$24,814	$37,343	$32,914	$27,614

Average Annual Total Returns

Fund/Index	1 Year	5 Years	10 Years
Class C Shares with sales load	13.85%	3.74%	9.51%
Class C Shares without sales load	14.85%	3.74%	9.51%
Russell 3000® Index	20.81%	16.74%	14.08%
Russell Midcap® Growth Index	19.59%	11.17%	12.65%
Morningstar Mid-Cap Growth Funds Category Average	13.92%	8.92%	10.67%

Visit FederatedHermes.com/us/FundInformation and click on the link to your fund and share class for more recent performance information.

Key Fund Statistics

  Net Assets$5,137,447,192
  Number of Investments144
  Portfolio Turnover28%
  Total Advisory Fees Paid$62,957,000

Annual Shareholder Report

Federated Hermes Kaufmann Fund

Fund Holdings

Top Sectors (% of Net Assets)

Value	Value
Communication Services	2.0%
Utilities	2.1%
Consumer Staples	2.3%
Real Estate	2.6%
Materials	3.5%
Financials	6.6%
Consumer Discretionary	10.2%
Industrials	21.0%
Information Technology	23.5%
Health Care	24.6%

Material Fund Changes

The following is a summary of material changes planned for the Fund since the beginning of the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

Effective July 1, 2026, Hans P. Utsch will retire from the Fund’s Adviser and will no longer serve as a portfolio manager of the Fund. The other members of the portfolio management team will continue to manage the Fund.

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 314172651

26396-B (12/25)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2025 Federated Hermes, Inc.

Federated Hermes Kaufmann Fund

Institutional Shares | KAUIX

Annual Shareholder Report - October 31, 2025

A Portfolio of Federated Hermes Equity Funds

This annual shareholder report contains important information about the Federated Hermes Kaufmann Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

This report describes planned changes made to the Fund since the beginning of the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$158	1.46%

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to the Russell Midcap Growth Index to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the Russell 3000 Index, which represents approximately 98% of investable U.S. equities by market capitalization. The Fund seeks to provide capital appreciation by investing principally in common stocks of small and medium-sized companies that are traded on national securities exchanges, the NASDAQ stock market and on the over-the-counter market.

Top Contributors to Performance

  Stock selection in Industrials, specifically artificial intelligence companies in the sector, that contributed positively to Fund relative performance were GE Vernova, Quanta Services and Comfort Systems.

  In the Consumer Discretionary sector, companies that contributed to Fund relative performance were Sportsradar and Doordash.

  By sector, Materials also aided performance during the reporting period.

Top Detractors from Performance

  By sector, stock selection in Information Technology detracted the most from Fund relative performance during the reporting period.

  Stock selection in the Financials sector was also a relative detractor to performance, driven by Blue Owl Capital and Hamilton Lane.

  The allocation to the Utilities sector was a laggard for the Fund as the stock selection detracted from relative performance.

Annual Shareholder Report

Federated Hermes Kaufmann Fund

Fund Performance

Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Performance: 10/31/2015 to 10/31/2025

Total Return Based on $10,000 Investment

	Institutional Shares	Russell 3000® Index	Russell Midcap® Growth Index	Morningstar Mid-Cap Growth Funds Category Average
10/31/2015	$10,000	$10,000	$10,000	$10,000
10/31/2016	$10,176	$10,424	$10,040	$9,907
10/31/2017	$12,979	$12,924	$12,675	$12,496
10/31/2018	$14,575	$13,776	$13,454	$13,144
10/31/2019	$17,486	$15,635	$16,001	$14,976
10/31/2020	$21,352	$17,222	$19,382	$18,094
10/31/2021	$26,255	$24,782	$27,024	$25,773
10/31/2022	$17,862	$20,688	$19,204	$18,130
10/31/2023	$17,109	$22,422	$19,847	$18,041
10/31/2024	$23,245	$30,910	$27,522	$24,251
10/31/2025	$27,006	$37,343	$32,914	$27,614

Average Annual Total Returns

Fund/Index	1 Year	5 Years	10 Years
Institutional Shares	16.18%	4.81%	10.44%
Russell 3000® Index	20.81%	16.74%	14.08%
Russell Midcap® Growth Index	19.59%	11.17%	12.65%
Morningstar Mid-Cap Growth Funds Category Average	13.92%	8.92%	10.67%

Visit FederatedHermes.com/us/FundInformation and click on the link to your fund and share class for more recent performance information.

Key Fund Statistics

  Net Assets$5,137,447,192
  Number of Investments144
  Portfolio Turnover28%
  Total Advisory Fees Paid$62,957,000

Annual Shareholder Report

Federated Hermes Kaufmann Fund

Fund Holdings

Top Sectors (% of Net Assets)

Value	Value
Communication Services	2.0%
Utilities	2.1%
Consumer Staples	2.3%
Real Estate	2.6%
Materials	3.5%
Financials	6.6%
Consumer Discretionary	10.2%
Industrials	21.0%
Information Technology	23.5%
Health Care	24.6%

Material Fund Changes

The following is a summary of material changes planned for the Fund since the beginning of the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

Effective July 1, 2026, Hans P. Utsch will retire from the Fund’s Adviser and will no longer serve as a portfolio manager of the Fund. The other members of the portfolio management team will continue to manage the Fund.

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 31421N873

26396-D (12/25)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2025 Federated Hermes, Inc.

Federated Hermes Kaufmann Fund

Class R Shares | KAUFX

Annual Shareholder Report - October 31, 2025

A Portfolio of Federated Hermes Equity Funds

This annual shareholder report contains important information about the Federated Hermes Kaufmann Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

This report describes planned changes made to the Fund since the beginning of the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R Shares	$210	1.95%

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to the Russell Midcap Growth Index to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the Russell 3000 Index, which represents approximately 98% of investable U.S. equities by market capitalization. The Fund seeks to provide capital appreciation by investing principally in common stocks of small and medium-sized companies that are traded on national securities exchanges, the NASDAQ stock market and on the over-the-counter market.

Top Contributors to Performance

  Stock selection in Industrials, specifically artificial intelligence companies in the sector, that contributed positively to Fund relative performance were GE Vernova, Quanta Services and Comfort Systems.

  In the Consumer Discretionary sector, companies that contributed to Fund relative performance were Sportsradar and Doordash.

  By sector, Materials also aided performance during the reporting period.

Top Detractors from Performance

  By sector, stock selection in Information Technology detracted the most from Fund relative performance during the reporting period.

  Stock selection in the Financials sector was also a relative detractor to performance, driven by Blue Owl Capital and Hamilton Lane.

  The allocation to the Utilities sector was a laggard for the Fund as the stock selection detracted from relative performance.

Annual Shareholder Report

Federated Hermes Kaufmann Fund

Fund Performance

Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Performance: 10/31/2015 to 10/31/2025

Total Return Based on $10,000 Investment

	Class R Shares	Russell 3000® Index	Russell Midcap® Growth Index	Morningstar Mid-Cap Growth Funds Category Average
10/31/2015	$10,000	$10,000	$10,000	$10,000
10/31/2016	$10,176	$10,424	$10,040	$9,907
10/31/2017	$12,915	$12,924	$12,675	$12,496
10/31/2018	$14,416	$13,776	$13,454	$13,144
10/31/2019	$17,225	$15,635	$16,001	$14,976
10/31/2020	$20,951	$17,222	$19,382	$18,094
10/31/2021	$25,623	$24,782	$27,024	$25,773
10/31/2022	$17,338	$20,688	$19,204	$18,130
10/31/2023	$16,505	$22,422	$19,847	$18,041
10/31/2024	$22,334	$30,910	$27,522	$24,251
10/31/2025	$25,787	$37,343	$32,914	$27,614

Average Annual Total Returns

Fund/Index	1 Year	5 Years	10 Years
Class R Shares	15.46%	4.24%	9.94%
Russell 3000® Index	20.81%	16.74%	14.08%
Russell Midcap® Growth Index	19.59%	11.17%	12.65%
Morningstar Mid-Cap Growth Funds Category Average	13.92%	8.92%	10.67%

Visit FederatedHermes.com/us/FundInformation and click on the link to your fund and share class for more recent performance information.

Key Fund Statistics

  Net Assets$5,137,447,192
  Number of Investments144
  Portfolio Turnover28%
  Total Advisory Fees Paid$62,957,000

Annual Shareholder Report

Federated Hermes Kaufmann Fund

Fund Holdings

Top Sectors (% of Net Assets)

Value	Value
Communication Services	2.0%
Utilities	2.1%
Consumer Staples	2.3%
Real Estate	2.6%
Materials	3.5%
Financials	6.6%
Consumer Discretionary	10.2%
Industrials	21.0%
Information Technology	23.5%
Health Care	24.6%

Material Fund Changes

The following is a summary of material changes planned for the Fund since the beginning of the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

Effective July 1, 2026, Hans P. Utsch will retire from the Fund’s Adviser and will no longer serve as a portfolio manager of the Fund. The other members of the portfolio management team will continue to manage the Fund.

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 314172644

26396-C (12/25)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2025 Federated Hermes, Inc.

Federated Hermes Kaufmann Large Cap Fund

Class A Shares | KLCAX

Annual Shareholder Report - October 31, 2025

A Portfolio of Federated Hermes Equity Funds

This annual shareholder report contains important information about the Federated Hermes Kaufmann Large Cap Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

This report describes planned changes made to the Fund since the beginning of the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$123	1.08%

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to the Russell 1000 Growth Index to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the Russell 3000 Index, which represents approximately 98% of investable U.S. equities by market capitalization. The Fund seeks to provide capital appreciation by investing primarily in securities of large-cap companies traded on national security exchanges, the NASDAQ stock market and on the over-the-counter market.

Top Contributors to Performance

  In the Industrials sector, companies that contributed to Fund relative performance were GE Aerospace, Quanta Services and Trane Technologies.

  Stock selection in Information Technology, specifically artificial intelligent companies that contributed positively to Fund relative performance, were Nvidia, Broadcom and Microsoft.

  By sector, Financials also aided performance during the reporting period.

Top Detractors from Performance

  Stock selection in the Consumer Discretionary and Healthcare sectors detracted the most from Fund relative performance during the reporting period.

  The allocation to the Utilities sector was a laggard for the Fund as the stock selection detracted from relative performance.

Annual Shareholder Report

Federated Hermes Kaufmann Large Cap Fund

Fund Performance

Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Performance: 10/31/2015 to 10/31/2025

Total Return Based on $10,000 Investment

	Class A Shares with sales load	Russell 3000® Index	Russell 1000® Growth Index	Morningstar Large Growth Funds Average
10/31/2015	$9,452	$10,000	$10,000	$10,000
10/31/2016	$9,483	$10,424	$10,228	$9,992
10/31/2017	$11,755	$12,924	$13,267	$12,652
10/31/2018	$12,632	$13,776	$14,688	$13,738
10/31/2019	$15,507	$15,635	$17,200	$15,722
10/31/2020	$18,630	$17,222	$22,226	$19,623
10/31/2021	$24,491	$24,782	$31,830	$27,393
10/31/2022	$17,119	$20,688	$24,001	$19,566
10/31/2023	$19,059	$22,422	$28,549	$22,262
10/31/2024	$26,265	$30,910	$41,044	$31,414
10/31/2025	$33,788	$37,343	$53,572	$39,382

Average Annual Total Returns

Fund/Index	1 Year	5 Years	10 Years
Class A Shares with sales load	21.59%	11.38%	12.95%
Class A Shares without sales load	28.64%	12.64%	13.59%
Russell 3000® Index	20.81%	16.74%	14.08%
Russell 1000® Growth Index	30.52%	19.24%	18.27%
Morningstar Large Growth Funds Average	25.21%	14.89%	14.66%

Visit FederatedHermes.com/us/FundInformation and click on the link to your fund and share class for more recent performance information.

Key Fund Statistics

  Net Assets$1,319,458,987
  Number of Investments49
  Portfolio Turnover18%
  Total Advisory Fees Paid$8,246,564

Annual Shareholder Report

Federated Hermes Kaufmann Large Cap Fund

Fund Holdings

Top Sectors (% of Net Assets)

Value	Value
Real Estate	0.7%
Utilities	0.8%
Materials	1.0%
Consumer Staples	2.8%
Financials	5.6%
Consumer Discretionary	9.7%
Health Care	10.7%
Communication Services	11.1%
Industrials	11.2%
Information Technology	45.8%

Material Fund Changes

The following is a summary of material changes planned for the Fund since the beginning of the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

     Effective July 1, 2026, Hans P. Utsch will retire from the Fund’s Adviser and will no longer serve as a portfolio manager of the Fund. The other members of the portfolio management team will continue to manage the Fund.

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 314172446

39667-A (12/25)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2025 Federated Hermes, Inc.

Federated Hermes Kaufmann Large Cap Fund

Class C Shares | KLCCX

Annual Shareholder Report - October 31, 2025

A Portfolio of Federated Hermes Equity Funds

This annual shareholder report contains important information about the Federated Hermes Kaufmann Large Cap Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

This report describes planned changes made to the Fund since the beginning of the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C Shares	$213	1.87%

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to the Russell 1000 Growth Index to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the Russell 3000 Index, which represents approximately 98% of investable U.S. equities by market capitalization. The Fund seeks to provide capital appreciation by investing primarily in securities of large-cap companies traded on national security exchanges, the NASDAQ stock market and on the over-the-counter market.

Top Contributors to Performance

  In the Industrials sector, companies that contributed to Fund relative performance were GE Aerospace, Quanta Services and Trane Technologies.

  Stock selection in Information Technology, specifically artificial intelligent companies that contributed positively to Fund relative performance, were Nvidia, Broadcom and Microsoft.

  By sector, Financials also aided performance during the reporting period.

Top Detractors from Performance

  Stock selection in the Consumer Discretionary and Healthcare sectors detracted the most from Fund relative performance during the reporting period.

  The allocation to the Utilities sector was a laggard for the Fund as the stock selection detracted from relative performance.

Annual Shareholder Report

Federated Hermes Kaufmann Large Cap Fund

Fund Performance

Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Performance: 10/31/2015 to 10/31/2025

Total Return Based on $10,000 Investment

	Class C Shares with sales load	Russell 3000® Index	Russell 1000® Growth Index	Morningstar Large Growth Funds Average
10/31/2015	$10,000	$10,000	$10,000	$10,000
10/31/2016	$9,956	$10,424	$10,228	$9,992
10/31/2017	$12,241	$12,924	$13,267	$12,652
10/31/2018	$13,054	$13,776	$14,688	$13,738
10/31/2019	$15,907	$15,635	$17,200	$15,722
10/31/2020	$18,963	$17,222	$22,226	$19,623
10/31/2021	$24,741	$24,782	$31,830	$27,393
10/31/2022	$17,156	$20,688	$24,001	$19,566
10/31/2023	$18,949	$22,422	$28,549	$22,262
10/31/2024	$26,113	$30,910	$41,044	$31,414
10/31/2025	$33,593	$37,343	$53,572	$39,382

Average Annual Total Returns

Fund/Index	1 Year	5 Years	10 Years
Class C Shares with sales load	26.81%	11.77%	12.88%
Class C Shares without sales load	27.60%	11.77%	12.88%
Russell 3000® Index	20.81%	16.74%	14.08%
Russell 1000® Growth Index	30.52%	19.24%	18.27%
Morningstar Large Growth Funds Average	25.21%	14.89%	14.66%

Visit FederatedHermes.com/us/FundInformation and click on the link to your fund and share class for more recent performance information.

Key Fund Statistics

  Net Assets$1,319,458,987
  Number of Investments49
  Portfolio Turnover18%
  Total Advisory Fees Paid$8,246,564

Annual Shareholder Report

Federated Hermes Kaufmann Large Cap Fund

Fund Holdings

Top Sectors (% of Net Assets)

Value	Value
Real Estate	0.7%
Utilities	0.8%
Materials	1.0%
Consumer Staples	2.8%
Financials	5.6%
Consumer Discretionary	9.7%
Health Care	10.7%
Communication Services	11.1%
Industrials	11.2%
Information Technology	45.8%

Material Fund Changes

The following is a summary of material changes planned for the Fund since the beginning of the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

     Effective July 1, 2026, Hans P. Utsch will retire from the Fund’s Adviser and will no longer serve as a portfolio manager of the Fund. The other members of the portfolio management team will continue to manage the Fund.

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 314172438

39667-B (12/25)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2025 Federated Hermes, Inc.

Federated Hermes Kaufmann Large Cap Fund

Class R6 Shares | KLCSX

Annual Shareholder Report - October 31, 2025

A Portfolio of Federated Hermes Equity Funds

This annual shareholder report contains important information about the Federated Hermes Kaufmann Large Cap Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

This report describes planned changes made to the Fund since the beginning of the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6 Shares	$88	0.77%

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to the Russell 1000 Growth Index to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the Russell 3000 Index, which represents approximately 98% of investable U.S. equities by market capitalization. The Fund seeks to provide capital appreciation by investing primarily in securities of large-cap companies traded on national security exchanges, the NASDAQ stock market and on the over-the-counter market.

Top Contributors to Performance

  In the Industrials sector, companies that contributed to Fund relative performance were GE Aerospace, Quanta Services and Trane Technologies.

  Stock selection in Information Technology, specifically artificial intelligent companies that contributed positively to Fund relative performance, were Nvidia, Broadcom and Microsoft.

  By sector, Financials also aided performance during the reporting period.

Top Detractors from Performance

  Stock selection in the Consumer Discretionary and Healthcare sectors detracted the most from Fund relative performance during the reporting period.

  The allocation to the Utilities sector was a laggard for the Fund as the stock selection detracted from relative performance.

Annual Shareholder Report

Federated Hermes Kaufmann Large Cap Fund

Fund Performance

Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Performance: 10/31/2015 to 10/31/2025

Total Return Based on $10,000 Investment

	Class R6 Shares	Russell 3000® Index	Russell 1000® Growth Index	Morningstar Large Growth Funds Average
10/31/2015	$10,000	$10,000	$10,000	$10,000
10/31/2016	$10,069	$10,424	$10,228	$9,992
10/31/2017	$12,515	$12,924	$13,267	$12,652
10/31/2018	$13,490	$13,776	$14,688	$13,738
10/31/2019	$16,615	$15,635	$17,200	$15,722
10/31/2020	$20,025	$17,222	$22,226	$19,623
10/31/2021	$26,404	$24,782	$31,830	$27,393
10/31/2022	$18,514	$20,688	$24,001	$19,566
10/31/2023	$20,676	$22,422	$28,549	$22,262
10/31/2024	$28,586	$30,910	$41,044	$31,414
10/31/2025	$36,885	$37,343	$53,572	$39,382

Average Annual Total Returns

Fund/Index	1 Year	5 Years	10 Years
Class R6 Shares	29.03%	12.99%	13.94%
Russell 3000® Index	20.81%	16.74%	14.08%
Russell 1000® Growth Index	30.52%	19.24%	18.27%
Morningstar Large Growth Funds Average	25.21%	14.89%	14.66%

Visit FederatedHermes.com/us/FundInformation and click on the link to your fund and share class for more recent performance information.

Key Fund Statistics

  Net Assets$1,319,458,987
  Number of Investments49
  Portfolio Turnover18%
  Total Advisory Fees Paid$8,246,564

Annual Shareholder Report

Federated Hermes Kaufmann Large Cap Fund

Fund Holdings

Top Sectors (% of Net Assets)

Value	Value
Real Estate	0.7%
Utilities	0.8%
Materials	1.0%
Consumer Staples	2.8%
Financials	5.6%
Consumer Discretionary	9.7%
Health Care	10.7%
Communication Services	11.1%
Industrials	11.2%
Information Technology	45.8%

Material Fund Changes

The following is a summary of material changes planned for the Fund since the beginning of the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

     Effective July 1, 2026, Hans P. Utsch will retire from the Fund’s Adviser and will no longer serve as a portfolio manager of the Fund. The other members of the portfolio management team will continue to manage the Fund.

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 314172131

39667-E (12/25)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2025 Federated Hermes, Inc.

Federated Hermes Kaufmann Large Cap Fund

Institutional Shares | KLCIX

Annual Shareholder Report - October 31, 2025

A Portfolio of Federated Hermes Equity Funds

This annual shareholder report contains important information about the Federated Hermes Kaufmann Large Cap Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

This report describes planned changes made to the Fund since the beginning of the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$95	0.83%

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to the Russell 1000 Growth Index to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the Russell 3000 Index, which represents approximately 98% of investable U.S. equities by market capitalization. The Fund seeks to provide capital appreciation by investing primarily in securities of large-cap companies traded on national security exchanges, the NASDAQ stock market and on the over-the-counter market.

Top Contributors to Performance

  In the Industrials sector, companies that contributed to Fund relative performance were GE Aerospace, Quanta Services and Trane Technologies.

  Stock selection in Information Technology, specifically artificial intelligent companies that contributed positively to Fund relative performance, were Nvidia, Broadcom and Microsoft.

  By sector, Financials also aided performance during the reporting period.

Top Detractors from Performance

  Stock selection in the Consumer Discretionary and Healthcare sectors detracted the most from Fund relative performance during the reporting period.

  The allocation to the Utilities sector was a laggard for the Fund as the stock selection detracted from relative performance.

Annual Shareholder Report

Federated Hermes Kaufmann Large Cap Fund

Fund Performance

Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Performance: 10/31/2015 to 10/31/2025

Total Return Based on $10,000 Investment

	Institutional Shares	Russell 3000® Index	Russell 1000® Growth Index	Morningstar Large Growth Funds Average
10/31/2015	$10,000	$10,000	$10,000	$10,000
10/31/2016	$10,058	$10,424	$10,228	$9,992
10/31/2017	$12,502	$12,924	$13,267	$12,652
10/31/2018	$13,467	$13,776	$14,688	$13,738
10/31/2019	$16,574	$15,635	$17,200	$15,722
10/31/2020	$19,964	$17,222	$22,226	$19,623
10/31/2021	$26,309	$24,782	$31,830	$27,393
10/31/2022	$18,436	$20,688	$24,001	$19,566
10/31/2023	$20,572	$22,422	$28,549	$22,262
10/31/2024	$28,429	$30,910	$41,044	$31,414
10/31/2025	$36,657	$37,343	$53,572	$39,382

Average Annual Total Returns

Fund/Index	1 Year	5 Years	10 Years
Institutional Shares	28.94%	12.92%	13.87%
Russell 3000® Index	20.81%	16.74%	14.08%
Russell 1000® Growth Index	30.52%	19.24%	18.27%
Morningstar Large Growth Funds Average	25.21%	14.89%	14.66%

Visit FederatedHermes.com/us/FundInformation and click on the link to your fund and share class for more recent performance information.

Key Fund Statistics

  Net Assets$1,319,458,987
  Number of Investments49
  Portfolio Turnover18%
  Total Advisory Fees Paid$8,246,564

Annual Shareholder Report

Federated Hermes Kaufmann Large Cap Fund

Fund Holdings

Top Sectors (% of Net Assets)

Value	Value
Real Estate	0.7%
Utilities	0.8%
Materials	1.0%
Consumer Staples	2.8%
Financials	5.6%
Consumer Discretionary	9.7%
Health Care	10.7%
Communication Services	11.1%
Industrials	11.2%
Information Technology	45.8%

Material Fund Changes

The following is a summary of material changes planned for the Fund since the beginning of the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

     Effective July 1, 2026, Hans P. Utsch will retire from the Fund’s Adviser and will no longer serve as a portfolio manager of the Fund. The other members of the portfolio management team will continue to manage the Fund.

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 314172412

39667-D (12/25)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2025 Federated Hermes, Inc.

Federated Hermes Kaufmann Large Cap Fund

Class R Shares | KLCKX

Annual Shareholder Report - October 31, 2025

A Portfolio of Federated Hermes Equity Funds

This annual shareholder report contains important information about the Federated Hermes Kaufmann Large Cap Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

This report describes planned changes made to the Fund since the beginning of the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R Shares	$168	1.47%

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to the Russell 1000 Growth Index to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the Russell 3000 Index, which represents approximately 98% of investable U.S. equities by market capitalization. The Fund seeks to provide capital appreciation by investing primarily in securities of large-cap companies traded on national security exchanges, the NASDAQ stock market and on the over-the-counter market.

Top Contributors to Performance

  In the Industrials sector, companies that contributed to Fund relative performance were GE Aerospace, Quanta Services and Trane Technologies.

  Stock selection in Information Technology, specifically artificial intelligent companies that contributed positively to Fund relative performance, were Nvidia, Broadcom and Microsoft.

  By sector, Financials also aided performance during the reporting period.

Top Detractors from Performance

  Stock selection in the Consumer Discretionary and Healthcare sectors detracted the most from Fund relative performance during the reporting period.

  The allocation to the Utilities sector was a laggard for the Fund as the stock selection detracted from relative performance.

Annual Shareholder Report

Federated Hermes Kaufmann Large Cap Fund

Fund Performance

Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Performance: 10/31/2015 to 10/31/2025

Total Return Based on $10,000 Investment

	Class R Shares	Russell 3000® Index	Russell 1000® Growth Index	Morningstar Large Growth Funds Average
10/31/2015	$10,000	$10,000	$10,000	$10,000
10/31/2016	$9,995	$10,424	$10,228	$9,992
10/31/2017	$12,340	$12,924	$13,267	$12,652
10/31/2018	$13,210	$13,776	$14,688	$13,738
10/31/2019	$16,153	$15,635	$17,200	$15,722
10/31/2020	$19,340	$17,222	$22,226	$19,623
10/31/2021	$25,323	$24,782	$31,830	$27,393
10/31/2022	$17,630	$20,688	$24,001	$19,566
10/31/2023	$19,564	$22,422	$28,549	$22,262
10/31/2024	$26,853	$30,910	$41,044	$31,414
10/31/2025	$34,417	$37,343	$53,572	$39,382

Average Annual Total Returns

Fund/Index	1 Year	5 Years	10 Years
Class R Shares	28.17%	12.22%	13.16%
Russell 3000® Index	20.81%	16.74%	14.08%
Russell 1000® Growth Index	30.52%	19.24%	18.27%
Morningstar Large Growth Funds Average	25.21%	14.89%	14.66%

Visit FederatedHermes.com/us/FundInformation and click on the link to your fund and share class for more recent performance information.

Key Fund Statistics

  Net Assets$1,319,458,987
  Number of Investments49
  Portfolio Turnover18%
  Total Advisory Fees Paid$8,246,564

Annual Shareholder Report

Federated Hermes Kaufmann Large Cap Fund

Fund Holdings

Top Sectors (% of Net Assets)

Value	Value
Real Estate	0.7%
Utilities	0.8%
Materials	1.0%
Consumer Staples	2.8%
Financials	5.6%
Consumer Discretionary	9.7%
Health Care	10.7%
Communication Services	11.1%
Industrials	11.2%
Information Technology	45.8%

Material Fund Changes

The following is a summary of material changes planned for the Fund since the beginning of the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

     Effective July 1, 2026, Hans P. Utsch will retire from the Fund’s Adviser and will no longer serve as a portfolio manager of the Fund. The other members of the portfolio management team will continue to manage the Fund.

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 314172420

39667-C (12/25)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2025 Federated Hermes, Inc.

Federated Hermes Kaufmann Small Cap Fund

Class A Shares | FKASX

Annual Shareholder Report - October 31, 2025

A Portfolio of Federated Hermes Equity Funds

This annual shareholder report contains important information about the Federated Hermes Kaufmann Small Cap Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

This report describes planned changes made to the Fund since the beginning of the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$143	1.35%

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to the Russell 2000 Growth Index to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the Russell 3000 Index, which represents approximately 98% of investable U.S. equities by market capitalization. The Fund seeks to provide capital appreciation by investing primarily in the common stocks of small companies that are traded on national security exchanges, the NASDAQ stock market and on the over-the-counter market.

Top Contributors to Performance

  Stock selection in the Health Care sector, specifically biotechnology companies in the sector, contributed positively to Fund relative performance.

  By sector, Consumer Staples also aided performance during the reporting period.

  Top individual Fund holdings that contributed positively to performance were Comfort Systems and Verona Pharma.

Top Detractors from Performance

  By sector, stock selection in Information Technology detracted from Fund relative performance during the reporting period.

  Stock selection in the Industrial sector was also a laggard for the Fund, specifically capital goods companies in the sector detracted from performance.

  Top individual Fund holdings that detracted from performance were Cava Group, Hamilton Lane and Ultragenyx.

Annual Shareholder Report

Federated Hermes Kaufmann Small Cap Fund

Fund Performance

Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Performance: 10/31/2015 to 10/31/2025

Total Return Based on $10,000 Investment

	Class A Shares with sales load	Russell 3000® Index	Russell 2000® Growth Index	Morningstar Small Growth Funds Category Average
10/31/2015	$9,449	$10,000	$10,000	$10,000
10/31/2016	$9,664	$10,424	$9,951	$10,028
10/31/2017	$13,252	$12,924	$13,036	$12,921
10/31/2018	$15,645	$13,776	$13,574	$13,960
10/31/2019	$18,451	$15,635	$14,443	$14,884
10/31/2020	$23,009	$17,222	$16,374	$17,402
10/31/2021	$32,470	$24,782	$22,670	$25,138
10/31/2022	$20,648	$20,688	$16,771	$18,140
10/31/2023	$19,449	$22,422	$15,492	$16,852
10/31/2024	$25,069	$30,910	$21,145	$22,526
10/31/2025	$28,007	$37,343	$25,121	$25,114

Average Annual Total Returns

Fund/Index	1 Year	5 Years	10 Years
Class A Shares with sales load	5.58%	2.84%	10.85%
Class A Shares without sales load	11.72%	4.01%	11.48%
Russell 3000® Index	20.81%	16.74%	14.08%
Russell 2000® Growth Index	18.81%	8.94%	9.65%
Morningstar Small Growth Funds Category Average	11.20%	7.61%	9.64%

Visit FederatedHermes.com/us/FundInformation and click on the link to your fund and share class for more recent performance information.

Key Fund Statistics

  Net Assets$3,314,626,100
  Number of Investments157
  Portfolio Turnover38%
  Total Advisory Fees Paid$26,019,320

Annual Shareholder Report

Federated Hermes Kaufmann Small Cap Fund

Fund Holdings

Top Sectors (% of Net Assets)

Value	Value
Energy	0.3%
Utilities	0.5%
Communication Services	1.0%
Materials	1.0%
Consumer Staples	1.5%
Real Estate	3.3%
Financials	5.8%
Consumer Discretionary	11.6%
Information Technology	20.7%
Industrials	23.5%
Health Care	29.3%

Material Fund Changes

The following is a summary of material changes planned for the Fund since the beginning of the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

     Effective July 1, 2026, Hans P. Utsch will retire from the Fund’s Adviser and will no longer serve as a portfolio manager of the Fund. The other members of the portfolio management team will continue to manage the Fund.

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 314172636

29503-A (12/25)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2025 Federated Hermes, Inc.

Federated Hermes Kaufmann Small Cap Fund

Class C Shares | FKCSX

Annual Shareholder Report - October 31, 2025

A Portfolio of Federated Hermes Equity Funds

This annual shareholder report contains important information about the Federated Hermes Kaufmann Small Cap Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

This report describes planned changes made to the Fund since the beginning of the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C Shares	$210	1.99%

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to the Russell 2000 Growth Index to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the Russell 3000 Index, which represents approximately 98% of investable U.S. equities by market capitalization. The Fund seeks to provide capital appreciation by investing primarily in the common stocks of small companies that are traded on national security exchanges, the NASDAQ stock market and on the over-the-counter market.

Top Contributors to Performance

  Stock selection in the Health Care sector, specifically biotechnology companies in the sector, contributed positively to Fund relative performance.

  By sector, Consumer Staples also aided performance during the reporting period.

  Top individual Fund holdings that contributed positively to performance were Comfort Systems and Verona Pharma.

Top Detractors from Performance

  By sector, stock selection in Information Technology detracted from Fund relative performance during the reporting period.

  Stock selection in the Industrial sector was also a laggard for the Fund, specifically capital goods companies in the sector detracted from performance.

  Top individual Fund holdings that detracted from performance were Cava Group, Hamilton Lane and Ultragenyx.

Annual Shareholder Report

Federated Hermes Kaufmann Small Cap Fund

Fund Performance

Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Performance: 10/31/2015 to 10/31/2025

Total Return Based on $10,000 Investment

	Class C Shares with sales load	Russell 3000® Index	Russell 2000® Growth Index	Morningstar Small Growth Funds Category Average
10/31/2015	$10,000	$10,000	$10,000	$10,000
10/31/2016	$10,170	$10,424	$9,951	$10,028
10/31/2017	$13,870	$12,924	$13,036	$12,921
10/31/2018	$16,278	$13,776	$13,574	$13,960
10/31/2019	$19,075	$15,635	$14,443	$14,884
10/31/2020	$23,638	$17,222	$16,374	$17,402
10/31/2021	$33,159	$24,782	$22,670	$25,138
10/31/2022	$20,957	$20,688	$16,771	$18,140
10/31/2023	$19,613	$22,422	$15,492	$16,852
10/31/2024	$25,281	$30,910	$21,145	$22,526
10/31/2025	$28,244	$37,343	$25,121	$25,114

Average Annual Total Returns

Fund/Index	1 Year	5 Years	10 Years
Class C Shares with sales load	9.99%	3.36%	10.94%
Class C Shares without sales load	10.99%	3.36%	10.94%
Russell 3000® Index	20.81%	16.74%	14.08%
Russell 2000® Growth Index	18.81%	8.94%	9.65%
Morningstar Small Growth Funds Category Average	11.20%	7.61%	9.64%

Visit FederatedHermes.com/us/FundInformation and click on the link to your fund and share class for more recent performance information.

Key Fund Statistics

  Net Assets$3,314,626,100
  Number of Investments157
  Portfolio Turnover38%
  Total Advisory Fees Paid$26,019,320

Annual Shareholder Report

Federated Hermes Kaufmann Small Cap Fund

Fund Holdings

Top Sectors (% of Net Assets)

Value	Value
Energy	0.3%
Utilities	0.5%
Communication Services	1.0%
Materials	1.0%
Consumer Staples	1.5%
Real Estate	3.3%
Financials	5.8%
Consumer Discretionary	11.6%
Information Technology	20.7%
Industrials	23.5%
Health Care	29.3%

Material Fund Changes

The following is a summary of material changes planned for the Fund since the beginning of the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

     Effective July 1, 2026, Hans P. Utsch will retire from the Fund’s Adviser and will no longer serve as a portfolio manager of the Fund. The other members of the portfolio management team will continue to manage the Fund.

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 314172610

29503-B (12/25)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2025 Federated Hermes, Inc.

Federated Hermes Kaufmann Small Cap Fund

Institutional Shares | FKAIX

Annual Shareholder Report - October 31, 2025

A Portfolio of Federated Hermes Equity Funds

This annual shareholder report contains important information about the Federated Hermes Kaufmann Small Cap Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

This report describes planned changes made to the Fund since the beginning of the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$94	0.89%

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to the Russell 2000 Growth Index to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the Russell 3000 Index, which represents approximately 98% of investable U.S. equities by market capitalization. The Fund seeks to provide capital appreciation by investing primarily in the common stocks of small companies that are traded on national security exchanges, the NASDAQ stock market and on the over-the-counter market.

Top Contributors to Performance

  Stock selection in the Health Care sector, specifically biotechnology companies in the sector, contributed positively to Fund relative performance.

  By sector, Consumer Staples also aided performance during the reporting period.

  Top individual Fund holdings that contributed positively to performance were Comfort Systems and Verona Pharma.

Top Detractors from Performance

  By sector, stock selection in Information Technology detracted from Fund relative performance during the reporting period.

  Stock selection in the Industrial sector was also a laggard for the Fund, specifically capital goods companies in the sector detracted from performance.

  Top individual Fund holdings that detracted from performance were Cava Group, Hamilton Lane and Ultragenyx.

Annual Shareholder Report

Federated Hermes Kaufmann Small Cap Fund

Fund Performance

Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Performance: 10/31/2015 to 10/31/2025

Total Return Based on $10,000 Investment

	Institutional Shares	Russell 3000® Index	Russell 2000® Growth Index	Morningstar Small Growth Funds Category Average
10/31/2015	$10,000	$10,000	$10,000	$10,000
10/31/2016	$10,266	$10,424	$9,951	$10,028
10/31/2017	$14,140	$12,924	$13,036	$12,921
10/31/2018	$16,773	$13,776	$13,574	$13,960
10/31/2019	$19,868	$15,635	$14,443	$14,884
10/31/2020	$24,894	$17,222	$16,374	$17,402
10/31/2021	$35,293	$24,782	$22,670	$25,138
10/31/2022	$22,551	$20,688	$16,771	$18,140
10/31/2023	$21,336	$22,422	$15,492	$16,852
10/31/2024	$27,627	$30,910	$21,145	$22,526
10/31/2025	$31,004	$37,343	$25,121	$25,114

Average Annual Total Returns

Fund/Index	1 Year	5 Years	10 Years
Institutional SharesFootnote Reference*	12.22%	4.49%	11.98%
Russell 3000® Index	20.81%	16.74%	14.08%
Russell 2000® Growth Index	18.81%	8.94%	9.65%
Morningstar Small Growth Funds Category Average	11.20%	7.61%	9.64%
Footnote	Description
Footnote*	The Fund’s Institutional Shares commenced operations on December 30, 2015. For the period prior to commencement of the Institutional Shares, the performance information shown is for the Fund’s Class A Shares and has not been adjusted to reflect expenses of the Institutional Shares since Institutional Shares have a lower expense ratio than Class A Shares. The performance of Class A Shares has been adjusted to remove any voluntary waiver of Fund expenses related to Class A Shares that may have occurred during the period prior to commencement of operations of Institutional Shares. Additionally, the performance information has been adjusted to reflect the absence of any sales charges applicable to Class A Shares.

Visit FederatedHermes.com/us/FundInformation and click on the link to your fund and share class for more recent performance information.

Key Fund Statistics

  Net Assets$3,314,626,100
  Number of Investments157
  Portfolio Turnover38%
  Total Advisory Fees Paid$26,019,320

Annual Shareholder Report

Federated Hermes Kaufmann Small Cap Fund

Fund Holdings

Top Sectors (% of Net Assets)

Value	Value
Energy	0.3%
Utilities	0.5%
Communication Services	1.0%
Materials	1.0%
Consumer Staples	1.5%
Real Estate	3.3%
Financials	5.8%
Consumer Discretionary	11.6%
Information Technology	20.7%
Industrials	23.5%
Health Care	29.3%

Material Fund Changes

The following is a summary of material changes planned for the Fund since the beginning of the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

     Effective July 1, 2026, Hans P. Utsch will retire from the Fund’s Adviser and will no longer serve as a portfolio manager of the Fund. The other members of the portfolio management team will continue to manage the Fund.

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 31421N402

29503-D (12/25)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2025 Federated Hermes, Inc.

Federated Hermes Kaufmann Small Cap Fund

Class R6 Shares | FKALX

Annual Shareholder Report - October 31, 2025

A Portfolio of Federated Hermes Equity Funds

This annual shareholder report contains important information about the Federated Hermes Kaufmann Small Cap Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

This report describes planned changes made to the Fund since the beginning of the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6 Shares	$93	0.88%

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to the Russell 2000 Growth Index to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the Russell 3000 Index, which represents approximately 98% of investable U.S. equities by market capitalization. The Fund seeks to provide capital appreciation by investing primarily in the common stocks of small companies that are traded on national security exchanges, the NASDAQ stock market and on the over-the-counter market.

Top Contributors to Performance

  Stock selection in the Health Care sector, specifically biotechnology companies in the sector, contributed positively to Fund relative performance.

  By sector, Consumer Staples also aided performance during the reporting period.

  Top individual Fund holdings that contributed positively to performance were Comfort Systems and Verona Pharma.

Top Detractors from Performance

  By sector, stock selection in Information Technology detracted from Fund relative performance during the reporting period.

  Stock selection in the Industrial sector was also a laggard for the Fund, specifically capital goods companies in the sector detracted from performance.

  Top individual Fund holdings that detracted from performance were Cava Group, Hamilton Lane and Ultragenyx.

Annual Shareholder Report

Federated Hermes Kaufmann Small Cap Fund

Fund Performance

Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Performance: 10/31/2015 to 10/31/2025

Total Return Based on $10,000 Investment

	Class R6 Shares	Russell 3000® Index	Russell 2000® Growth Index	Morningstar Small Growth Funds Category Average
10/31/2015	$10,000	$10,000	$10,000	$10,000
10/31/2016	$10,227	$10,424	$9,951	$10,028
10/31/2017	$14,033	$12,924	$13,036	$12,921
10/31/2018	$16,648	$13,776	$13,574	$13,960
10/31/2019	$19,723	$15,635	$14,443	$14,884
10/31/2020	$24,713	$17,222	$16,374	$17,402
10/31/2021	$35,037	$24,782	$22,670	$25,138
10/31/2022	$22,389	$20,688	$16,771	$18,140
10/31/2023	$21,183	$22,422	$15,492	$16,852
10/31/2024	$27,435	$30,910	$21,145	$22,526
10/31/2025	$30,793	$37,343	$25,121	$25,114

Average Annual Total Returns

Fund/Index	1 Year	5 Years	10 Years
Class R6 SharesFootnote Reference1	12.24%	4.50%	11.90%
Russell 3000® Index	20.81%	16.74%	14.08%
Russell 2000® Growth Index	18.81%	8.94%	9.65%
Morningstar Small Growth Funds Category Average	11.20%	7.61%	9.64%
Footnote	Description
Footnote[1]	The Fund’s Class R6 Shares commenced operations on September 1, 2017. For the period prior to commencement of the Class R6 Shares, the performance information shown is for the Fund’s Class A Shares and has not been adjusted to reflect expenses of the Class R6 Shares since Class R6 Shares have a lower expense ratio than Class A Shares. The performance of Class A Shares has been adjusted to remove any voluntary waiver of Fund expenses related to Class A Shares that may have occurred during the period prior to commencement of Class R6 Shares. Additionally, the performance information has been adjusted to reflect the absence of any sales charges applicable to Class A Shares.

Visit FederatedHermes.com/us/FundInformation and click on the link to your fund and share class for more recent performance information.

Key Fund Statistics

  Net Assets$3,314,626,100
  Number of Investments157
  Portfolio Turnover38%
  Total Advisory Fees Paid$26,019,320

Annual Shareholder Report

Federated Hermes Kaufmann Small Cap Fund

Fund Holdings

Top Sectors (% of Net Assets)

Value	Value
Energy	0.3%
Utilities	0.5%
Communication Services	1.0%
Materials	1.0%
Consumer Staples	1.5%
Real Estate	3.3%
Financials	5.8%
Consumer Discretionary	11.6%
Information Technology	20.7%
Industrials	23.5%
Health Care	29.3%

Material Fund Changes

The following is a summary of material changes planned for the Fund since the beginning of the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

     Effective July 1, 2026, Hans P. Utsch will retire from the Fund’s Adviser and will no longer serve as a portfolio manager of the Fund. The other members of the portfolio management team will continue to manage the Fund.

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 31421N683

29503-E (12/25)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2025 Federated Hermes, Inc.

Federated Hermes Kaufmann Small Cap Fund

Class R Shares | FKKSX

Annual Shareholder Report - October 31, 2025

A Portfolio of Federated Hermes Equity Funds

This annual shareholder report contains important information about the Federated Hermes Kaufmann Small Cap Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

This report describes planned changes made to the Fund since the beginning of the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R Shares	$140	1.32%

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to the Russell 2000 Growth Index to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the Russell 3000 Index, which represents approximately 98% of investable U.S. equities by market capitalization. The Fund seeks to provide capital appreciation by investing primarily in the common stocks of small companies that are traded on national security exchanges, the NASDAQ stock market and on the over-the-counter market.

Top Contributors to Performance

  Stock selection in the Health Care sector, specifically biotechnology companies in the sector, contributed positively to Fund relative performance.

  By sector, Consumer Staples also aided performance during the reporting period.

  Top individual Fund holdings that contributed positively to performance were Comfort Systems and Verona Pharma.

Top Detractors from Performance

  By sector, stock selection in Information Technology detracted from Fund relative performance during the reporting period.

  Stock selection in the Industrial sector was also a laggard for the Fund, specifically capital goods companies in the sector detracted from performance.

  Top individual Fund holdings that detracted from performance were Cava Group, Hamilton Lane and Ultragenyx.

Annual Shareholder Report

Federated Hermes Kaufmann Small Cap Fund

Fund Performance

Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Performance: 10/31/2015 to 10/31/2025

Total Return Based on $10,000 Investment

	Class R Shares	Russell 3000® Index	Russell 2000® Growth Index	Morningstar Small Growth Funds Category Average
10/31/2015	$10,000	$10,000	$10,000	$10,000
10/31/2016	$10,235	$10,424	$9,951	$10,028
10/31/2017	$14,039	$12,924	$13,036	$12,921
10/31/2018	$16,584	$13,776	$13,574	$13,960
10/31/2019	$19,563	$15,635	$14,443	$14,884
10/31/2020	$24,409	$17,222	$16,374	$17,402
10/31/2021	$34,452	$24,782	$22,670	$25,138
10/31/2022	$21,913	$20,688	$16,771	$18,140
10/31/2023	$20,648	$22,422	$15,492	$16,852
10/31/2024	$26,613	$30,910	$21,145	$22,526
10/31/2025	$29,746	$37,343	$25,121	$25,114

Average Annual Total Returns

Fund/Index	1 Year	5 Years	10 Years
Class R Shares	11.77%	4.03%	11.52%
Russell 3000® Index	20.81%	16.74%	14.08%
Russell 2000® Growth Index	18.81%	8.94%	9.65%
Morningstar Small Growth Funds Category Average	11.20%	7.61%	9.64%

Visit FederatedHermes.com/us/FundInformation and click on the link to your fund and share class for more recent performance information.

Key Fund Statistics

  Net Assets$3,314,626,100
  Number of Investments157
  Portfolio Turnover38%
  Total Advisory Fees Paid$26,019,320

Annual Shareholder Report

Federated Hermes Kaufmann Small Cap Fund

Fund Holdings

Top Sectors (% of Net Assets)

Value	Value
Energy	0.3%
Utilities	0.5%
Communication Services	1.0%
Materials	1.0%
Consumer Staples	1.5%
Real Estate	3.3%
Financials	5.8%
Consumer Discretionary	11.6%
Information Technology	20.7%
Industrials	23.5%
Health Care	29.3%

Material Fund Changes

The following is a summary of material changes planned for the Fund since the beginning of the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

     Effective July 1, 2026, Hans P. Utsch will retire from the Fund’s Adviser and will no longer serve as a portfolio manager of the Fund. The other members of the portfolio management team will continue to manage the Fund.

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 314172537

29503-C (12/25)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2025 Federated Hermes, Inc.

Federated Hermes MDT Mid Cap Growth Fund

Class A Shares | FGSAX

Annual Shareholder Report - October 31, 2025

A Portfolio of Federated Hermes Equity Funds

This annual shareholder report contains important information about the Federated Hermes MDT Mid Cap Growth Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$127	1.14%

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to the Russell Midcap® Growth Index to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the Russell 3000® Index, which represents approximately 98% of investable U.S. equities by market capitalization. The Fund seeks to provide appreciation of capital by investing primarily in domestic, mid cap common stocks that offer superior growth prospects.

Top Contributors to Performance

  An underweight position in and strong stock selection among companies with worsening earnings to price ratios and low to neutral analyst conviction contributed positively to Fund relative performance.

  By sector, stock selection in Communication Services, Energy and Consumer Discretionary aided performance.

  Top individual Fund holdings that contributed positively to performance included overweight positions in Five Below, Inc. and Zscaler, Inc. and an underweight position in The Trade Desk, Inc.

Top Detractors from Performance

  Underperformance in stock selection among companies with positive analyst conviction and high structural earnings detracted from Fund relative performance.

  By sector, stock selection in Consumer Staples detracted from performance.

  Top individual Fund holdings that detracted from performance were overweight positions in Deckers Outdoor Corporation and Ameriprise Financial, Inc. and an underweight position in Cloudflare Inc. (Class A).

Annual Shareholder Report

Federated Hermes MDT Mid Cap Growth Fund

Fund Performance

Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Performance: 10/31/2015 to 10/31/2025

Total Return Based on $10,000 Investment

	Class A Shares with sales load	Russell 3000® Index	Russell Midcap® Growth Index	Morningstar Mid-Cap Growth Funds Category Average
10/31/2015	$9,451	$10,000	$10,000	$10,000
10/31/2016	$9,255	$10,424	$10,040	$9,907
10/31/2017	$12,050	$12,924	$12,675	$12,496
10/31/2018	$13,187	$13,776	$13,454	$13,144
10/31/2019	$14,953	$15,635	$16,001	$14,976
10/31/2020	$17,655	$17,222	$19,382	$18,094
10/31/2021	$26,320	$24,782	$27,024	$25,773
10/31/2022	$19,417	$20,688	$19,204	$18,130
10/31/2023	$20,654	$22,422	$19,847	$18,041
10/31/2024	$30,449	$30,910	$27,522	$24,251
10/31/2025	$37,263	$37,343	$32,914	$27,614

Average Annual Total Returns

Fund/Index	1 Year	5 Years	10 Years
Class A Shares with sales load	15.66%	14.81%	14.06%
Class A Shares without sales load	22.38%	16.11%	14.70%
Russell 3000® Index	20.81%	16.74%	14.08%
Russell Midcap® Growth Index	19.59%	11.17%	12.65%
Morningstar Mid-Cap Growth Funds Category Average	13.92%	8.92%	10.67%

Visit FederatedHermes.com/us/FundInformation and click on the link to your fund and share class for more recent performance information.

Key Fund Statistics

  Net Assets$5,356,775,713
  Number of Investments126
  Portfolio Turnover78%
  Total Advisory Fees Paid$24,934,922

Annual Shareholder Report

Federated Hermes MDT Mid Cap Growth Fund

Fund Holdings

Top Sectors (% of Total Net Assets)

Value	Value
Materials	0.6%
Real Estate	0.7%
Consumer Staples	1.1%
Energy	2.3%
Utilities	2.7%
Communication Services	5.5%
Financials	10.3%
Health Care	15.7%
Consumer Discretionary	19.2%
Information Technology	19.6%
Industrials	19.8%

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 314172107

G01228-08-A (12/25)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2025 Federated Hermes, Inc.

Federated Hermes MDT Mid Cap Growth Fund

Class C Shares | FGSCX

Annual Shareholder Report - October 31, 2025

A Portfolio of Federated Hermes Equity Funds

This annual shareholder report contains important information about the Federated Hermes MDT Mid Cap Growth Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C Shares	$214	1.93%

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to the Russell Midcap® Growth Index to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the Russell 3000® Index, which represents approximately 98% of investable U.S. equities by market capitalization. The Fund seeks to provide appreciation of capital by investing primarily in domestic, mid cap common stocks that offer superior growth prospects.

Top Contributors to Performance

  An underweight position in and strong stock selection among companies with worsening earnings to price ratios and low to neutral analyst conviction contributed positively to Fund relative performance.

  By sector, stock selection in Communication Services, Energy and Consumer Discretionary aided performance.

  Top individual Fund holdings that contributed positively to performance included overweight positions in Five Below, Inc. and Zscaler, Inc. and an underweight position in The Trade Desk, Inc.

Top Detractors from Performance

  Underperformance in stock selection among companies with positive analyst conviction and high structural earnings detracted from Fund relative performance.

  By sector, stock selection in Consumer Staples detracted from performance.

  Top individual Fund holdings that detracted from performance were overweight positions in Deckers Outdoor Corporation and Ameriprise Financial, Inc. and an underweight position in Cloudflare Inc. (Class A).

Annual Shareholder Report

Federated Hermes MDT Mid Cap Growth Fund

Fund Performance

Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Performance: 10/31/2015 to 10/31/2025

Total Return Based on $10,000 Investment

	Class C Shares with sales load	Russell 3000® Index	Russell Midcap® Growth Index	Morningstar Mid-Cap Growth Funds Category Average
10/31/2015	$10,000	$10,000	$10,000	$10,000
10/31/2016	$9,722	$10,424	$10,040	$9,907
10/31/2017	$12,566	$12,924	$12,675	$12,496
10/31/2018	$13,643	$13,776	$13,454	$13,144
10/31/2019	$15,354	$15,635	$16,001	$14,976
10/31/2020	$17,991	$17,222	$19,382	$18,094
10/31/2021	$26,611	$24,782	$27,024	$25,773
10/31/2022	$19,472	$20,688	$19,204	$18,130
10/31/2023	$20,551	$22,422	$19,847	$18,041
10/31/2024	$30,298	$30,910	$27,522	$24,251
10/31/2025	$37,079	$37,343	$32,914	$27,614

Average Annual Total Returns

Fund/Index	1 Year	5 Years	10 Years
Class C Shares with sales load	20.44%	15.21%	14.00%
Class C Shares without sales load	21.44%	15.21%	14.00%
Russell 3000® Index	20.81%	16.74%	14.08%
Russell Midcap® Growth Index	19.59%	11.17%	12.65%
Morningstar Mid-Cap Growth Funds Category Average	13.92%	8.92%	10.67%

Visit FederatedHermes.com/us/FundInformation and click on the link to your fund and share class for more recent performance information.

Key Fund Statistics

  Net Assets$5,356,775,713
  Number of Investments126
  Portfolio Turnover78%
  Total Advisory Fees Paid$24,934,922

Annual Shareholder Report

Federated Hermes MDT Mid Cap Growth Fund

Fund Holdings

Top Sectors (% of Total Net Assets)

Value	Value
Materials	0.6%
Real Estate	0.7%
Consumer Staples	1.1%
Energy	2.3%
Utilities	2.7%
Communication Services	5.5%
Financials	10.3%
Health Care	15.7%
Consumer Discretionary	19.2%
Information Technology	19.6%
Industrials	19.8%

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 314172305

G01228-08-B (12/25)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2025 Federated Hermes, Inc.

Federated Hermes MDT Mid Cap Growth Fund

Institutional Shares | FGSIX

Annual Shareholder Report - October 31, 2025

A Portfolio of Federated Hermes Equity Funds

This annual shareholder report contains important information about the Federated Hermes MDT Mid Cap Growth Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$94	0.84%

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to the Russell Midcap® Growth Index to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the Russell 3000® Index, which represents approximately 98% of investable U.S. equities by market capitalization. The Fund seeks to provide appreciation of capital by investing primarily in domestic, mid cap common stocks that offer superior growth prospects.

Top Contributors to Performance

  An underweight position in and strong stock selection among companies with worsening earnings to price ratios and low to neutral analyst conviction contributed positively to Fund relative performance.

  By sector, stock selection in Communication Services, Energy and Consumer Discretionary aided performance.

  Top individual Fund holdings that contributed positively to performance included overweight positions in Five Below, Inc. and Zscaler, Inc. and an underweight position in The Trade Desk, Inc.

Top Detractors from Performance

  Underperformance in stock selection among companies with positive analyst conviction and high structural earnings detracted from Fund relative performance.

  By sector, stock selection in Consumer Staples detracted from performance.

  Top individual Fund holdings that detracted from performance were overweight positions in Deckers Outdoor Corporation and Ameriprise Financial, Inc. and an underweight position in Cloudflare Inc. (Class A).

Annual Shareholder Report

Federated Hermes MDT Mid Cap Growth Fund

Fund Performance

Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Performance: 10/31/2015 to 10/31/2025

Total Return Based on $10,000 Investment

	Institutional Shares	Russell 3000® Index	Russell Midcap® Growth Index	Morningstar Mid-Cap Growth Funds Category Average
10/31/2015	$10,000	$10,000	$10,000	$10,000
10/31/2016	$9,819	$10,424	$10,040	$9,907
10/31/2017	$12,816	$12,924	$12,675	$12,496
10/31/2018	$14,055	$13,776	$13,454	$13,144
10/31/2019	$15,986	$15,635	$16,001	$14,976
10/31/2020	$18,937	$17,222	$19,382	$18,094
10/31/2021	$28,305	$24,782	$27,024	$25,773
10/31/2022	$20,946	$20,688	$19,204	$18,130
10/31/2023	$22,340	$22,422	$19,847	$18,041
10/31/2024	$33,039	$30,910	$27,522	$24,251
10/31/2025	$40,558	$37,343	$32,914	$27,614

Average Annual Total Returns

Fund/Index	1 Year	5 Years	10 Years
Institutional Shares	22.76%	16.45%	15.03%
Russell 3000® Index	20.81%	16.74%	14.08%
Russell Midcap® Growth Index	19.59%	11.17%	12.65%
Morningstar Mid-Cap Growth Funds Category Average	13.92%	8.92%	10.67%

Visit FederatedHermes.com/us/FundInformation and click on the link to your fund and share class for more recent performance information.

Key Fund Statistics

  Net Assets$5,356,775,713
  Number of Investments126
  Portfolio Turnover78%
  Total Advisory Fees Paid$24,934,922

Annual Shareholder Report

Federated Hermes MDT Mid Cap Growth Fund

Fund Holdings

Top Sectors (% of Total Net Assets)

Value	Value
Materials	0.6%
Real Estate	0.7%
Consumer Staples	1.1%
Energy	2.3%
Utilities	2.7%
Communication Services	5.5%
Financials	10.3%
Health Care	15.7%
Consumer Discretionary	19.2%
Information Technology	19.6%
Industrials	19.8%

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 314172198

G01228-08-C (12/25)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2025 Federated Hermes, Inc.

Federated Hermes MDT Mid Cap Growth Fund

Class R6 Shares | FGSKX

Annual Shareholder Report - October 31, 2025

A Portfolio of Federated Hermes Equity Funds

This annual shareholder report contains important information about the Federated Hermes MDT Mid Cap Growth Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6 Shares	$92	0.83%

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to the Russell Midcap® Growth Index to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the Russell 3000® Index, which represents approximately 98% of investable U.S. equities by market capitalization. The Fund seeks to provide appreciation of capital by investing primarily in domestic, mid cap common stocks that offer superior growth prospects.

Top Contributors to Performance

  An underweight position in and strong stock selection among companies with worsening earnings to price ratios and low to neutral analyst conviction contributed positively to Fund relative performance.

  By sector, stock selection in Communication Services, Energy and Consumer Discretionary aided performance.

  Top individual Fund holdings that contributed positively to performance included overweight positions in Five Below, Inc. and Zscaler, Inc. and an underweight position in The Trade Desk, Inc.

Top Detractors from Performance

  Underperformance in stock selection among companies with positive analyst conviction and high structural earnings detracted from Fund relative performance.

  By sector, stock selection in Consumer Staples detracted from performance.

  Top individual Fund holdings that detracted from performance were overweight positions in Deckers Outdoor Corporation and Ameriprise Financial, Inc. and an underweight position in Cloudflare Inc. (Class A).

Annual Shareholder Report

Federated Hermes MDT Mid Cap Growth Fund

Fund Performance

Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Performance: 10/31/2015 to 10/31/2025

Total Return Based on $10,000 Investment

	Class R6 Shares	Russell 3000® Index	Russell Midcap® Growth Index	Morningstar Mid-Cap Growth Funds Category Average
10/31/2015	$10,000	$10,000	$10,000	$10,000
10/31/2016	$9,758	$10,424	$10,040	$9,907
10/31/2017	$12,738	$12,924	$12,675	$12,496
10/31/2018	$13,970	$13,776	$13,454	$13,144
10/31/2019	$15,887	$15,635	$16,001	$14,976
10/31/2020	$18,820	$17,222	$19,382	$18,094
10/31/2021	$28,139	$24,782	$27,024	$25,773
10/31/2022	$20,824	$20,688	$19,204	$18,130
10/31/2023	$22,215	$22,422	$19,847	$18,041
10/31/2024	$32,856	$30,910	$27,522	$24,251
10/31/2025	$40,332	$37,343	$32,914	$27,614

Average Annual Total Returns

Fund/Index	1 Year	5 Years	10 Years
Class R6 SharesFootnote Reference*	22.75%	16.47%	14.96%
Russell 3000® Index	20.81%	16.74%	14.08%
Russell Midcap® Growth Index	19.59%	11.17%	12.65%
Morningstar Mid-Cap Growth Funds Category Average	13.92%	8.92%	10.67%
Footnote	Description
Footnote*	Prior to September 1, 2016, Class R6 Shares were known as Class R Shares and included 12b-1 fees and certain other expenses. As of September 1, 2016, Class R6 does not include such 12b-1 fees and certain other expenses, and the performance shown for Class R6 prior to September 1, 2016, reflects the higher Class R expenses.

Visit FederatedHermes.com/us/FundInformation and click on the link to your fund and share class for more recent performance information.

Key Fund Statistics

  Net Assets$5,356,775,713
  Number of Investments126
  Portfolio Turnover78%
  Total Advisory Fees Paid$24,934,922

Annual Shareholder Report

Federated Hermes MDT Mid Cap Growth Fund

Fund Holdings

Top Sectors (% of Total Net Assets)

Value	Value
Materials	0.6%
Real Estate	0.7%
Consumer Staples	1.1%
Energy	2.3%
Utilities	2.7%
Communication Services	5.5%
Financials	10.3%
Health Care	15.7%
Consumer Discretionary	19.2%
Information Technology	19.6%
Industrials	19.8%

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 314172529

G01228-08-D (12/25)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2025 Federated Hermes, Inc.

Item 2.	Code of Ethics

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics (the “Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers”) that applies to the registrant’s Principal Executive Officer and Principal Financial Officer; the registrant’s Principal Financial Officer also serves as the Principal Accounting Officer.

(c) There was no amendment to the registrant’s code of ethics described in Item 2(a) above during the period covered by the report.

(d) There was no waiver granted, either actual or implicit, from a provision to the registrant’s code of ethics described in Item 2(a) above during the period covered by the report.

(e) Not Applicable

(f)(3) The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics. To request a copy of the code of ethics, contact the registrant at 1-800-341-7400, and ask for a copy of the Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers.

Item 3.	Audit Committee Financial Expert

The registrant’s Board has determined that each of the following members of the Board’s Audit Committee is an “audit committee financial expert,” and is “independent,” for purposes of this Item 3: John G. Carson, Thomas M. O’Neill and John S. Walsh.

Item 4.	Principal Accountant Fees and Services

(a)       Audit Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2025 – $362,167

Fiscal year ended 2024 – $345,529

(b)       Audit-Related Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2025 - $0

Fiscal year ended 2024 - $0

Amount requiring approval of the registrant’s Audit Committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $1,530 respectively. Fiscal year ended 2024- Travel expenses for attendance at Board meeting.

(c)        Tax Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2025 - $0

Fiscal year ended 2024 - $0

Amount requiring approval of the registrant’s Audit Committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(d)       All Other Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2025 - $0

Fiscal year ended 2024 - $0

Amount requiring approval of the registrant’s Audit Committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $28,653 respectively. Fiscal year ended 2024- Service fees for analysis of potential Passive Foreign Investment Company holdings.

(e)(1) Audit Committee Policies regarding Pre-approval of Services.

The Audit Committee is required to pre-approve audit and non-audit services performed by the independent auditor in order to assure that the provision of such services do not impair the auditor’s independence. The Audit Committee is required to pre-concur with independence conclusions made by the independent auditor regarding non-audit services to be provided by the independent auditor to the Funds, the Funds Board of Directors, or any entity that is controlled directly or indirectly by the Funds. Unless a type of service to be provided by the independent auditor has received general pre-approval, it will require specific pre-approval(and pre-concurrence for non-audit services) by the Audit Committee. Any proposed services exceeding pre-approved cost levels will require specific pre-approval by the Audit Committee.

Certain services have the general pre-approval of the Audit Committee. The term of the general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee specifically provides for a different period. The Audit Committee will annually review the services that may be provided by the independent auditor without obtaining specific pre-approval from the Audit Committee and may grant general pre-approval for such services. The Audit Committee will revise the list of general pre-approved services from time to time, based on subsequent determinations. The Audit Committee will not delegate to management its responsibilities to pre-approve services performed by the independent auditor.

The Audit Committee has delegated pre-approval/pre-concurrence authority to its chairman (the “Chairman”) for services that do not exceed a specified dollar threshold. The Chairman or Chief Audit Executive will report any such pre-approval/pre-concurrence decisions to the Audit Committee at its next scheduled meeting. The Committee will designate another member with such pre-approval/pre-concurrence authority when the Chairman is unavailable.

AUDIT SERVICES

The annual audit services engagement terms and fees will be subject to the specific pre-approval of the Audit Committee. The Audit Committee will approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, registered investment company (RIC) structure or other matters.

In addition to the annual audit services engagement specifically approved by the Audit Committee, the Audit Committee may grant general pre-approval for other audit services, which are those services that only the independent auditor reasonably can provide. The Audit Committee has pre-approved certain audit services; with limited exception, all other audit services must be specifically pre-approved by the Audit Committee.

AUDIT-RELATED SERVICES

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the RIC’s financial statements or that are traditionally performed by the independent auditor. The Audit Committee believes that the provision of audit-related services does not impair the independence of the auditor, and has pre-approved certain audit-related services; all other audit-related services must be specifically pre-approved by the Audit Committee.

TAX SERVICES

The Audit Committee believes that the independent auditor can provide tax services to the RIC such as tax compliance, tax planning and tax advice without impairing the auditor’s independence. However, the Audit Committee will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee has pre-approved/pre-concurred certain tax services; with limited exception, all tax services involving large and complex transactions must be specifically pre-approved/pre-concurred by the Audit Committee.

ALL OTHER SERVICES

With respect to the provision of permissible services other than audit, review or attest services the pre-approval/pre-concurrence requirement is waived if:

(1)                                       With respect to such services rendered to the Funds, the aggregate amount of all such services provided constitutes no more than five percent of the total amount of revenues paid by the audit client to its accountant during the fiscal year in which the services are provided; and,

(2)                                       With respect to such services rendered to the Fund’s investment adviser ( the “Adviser”)and any entity controlling, controlled by to under common control with the Adviser such as affiliated non-U.S. and U.S. funds not under the Audit Committee’s purview and which do not fall within a category of service which has been determined by the Audit Committee not to have a direct impact on the operations or financial reporting of the RIC, the aggregate amount of all services provided constitutes no more than five percent of the total amount of revenues paid to the RIC’s auditor by the RIC, its Adviser and any entity controlling, controlled by, or under common control with the Adviser during the fiscal year in which the services are provided; and

(3)                                       Such services were not recognized by the issuer or RIC at the time of the engagement to be non-audit services; and

(4)                                       Such services are promptly brought to the attention of the Audit Committee and approved prior to the completion of the audit by the Audit Committee or by one or more members of the Audit Committee who are members of the Board of Directors to whom authority to grant such approvals has been delegated by the Audit Committee.

The Audit Committee may grant general pre-approval/pre-concurrence to those permissible non-audit services which qualify for pre-approval and which it believes are routine and recurring services, and would not impair the independence of the auditor.

The Securities and Exchange Commission’s (the “SEC”) rules and relevant guidance should be consulted to determine the precise definitions of these services and applicability of exceptions to certain of the prohibitions.

PRE-APPROVAL FEE LEVELS

Pre-approval fee levels for all services to be provided by the independent auditor will be established annually by the Audit Committee. Any proposed services exceeding these levels will require specific pre-approval by the Audit Committee.

PROCEDURES

Requests or applications to provide services that require specific approval/concurrence by the Audit Committee will be submitted to the Audit Committee by the Fund’s Principal Accounting Officer and/or the Chief Audit Executive of Federated Hermes, Inc., only after those individuals have determined that the request or application is consistent with the SEC’s rules on auditor independence.

(e)(2) Percentage of services identified in items 4(b) through 4(d) that were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

4(b)

Fiscal year ended 2025 – 0%

Fiscal year ended 2024 - 0%

Percentage of services provided to the registrant’s Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the registrant that were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(c)

Fiscal year ended 2025 – 0%

Fiscal year ended 2024 – 0%

Percentage of services provided to the registrant’s Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the registrant that were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(d)

Fiscal year ended 2025 – 0%

Fiscal year ended 2024 – 0%

Percentage of services provided to the registrant’s Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the registrant that were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

(f)                 NA

(g)                Non-Audit Fees billed to the registrant, the registrant’s Adviser, and certain entities controlling, controlled by or under common control with the Adviser:

Fiscal year ended 2025 - $140,410

Fiscal year ended 2024 - $223,415

(h)       The registrant’s Audit Committee has considered that the provision of non-audit services that were rendered to the registrant’s Adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i) Not Applicable

(j) Not Applicable

Item 5.	Audit Committee of Listed Registrants

Not Applicable

Item 6.	Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Financial Statements filed under Item 7 of this form.

(b) Not Applicable

Item 7.	Financial Statements and Financial Highlights for Open-End Management Companies

Annual Financial Statements
and Additional Information
October 31, 2025

Share Class | Ticker	A | KAUAX	C | KAUCX	R | KAUFX	Institutional | KAUIX

Federated Hermes Kaufmann Fund

A Portfolio of Federated Hermes Equity Funds

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments
October 31, 2025
Shares			Value
		COMMON STOCKS—96.9%
		Communication Services—1.9%
34,128		Meta Platforms, Inc.	$ 22,126,889
105,000	[1]	Spotify Technology S.A.	68,808,600
200,000	[1]	Trade Desk, Inc./The	10,056,000
		TOTAL	100,991,489
		Consumer Discretionary—10.2%
360,000	[1]	Amazon.com, Inc.	87,919,200
647,300	[1]	Birkenstock Holding PLC	25,833,743
645,700	[1]	Chipotle Mexican Grill, Inc.	20,462,233
135,500		D.R. Horton, Inc.	20,200,340
175,000	[1]	DoorDash, Inc.	44,514,750
650,000	[1]	DraftKings, Inc.	19,883,500
30,000	[1]	Duolingo, Inc.	8,119,200
180,000	[1]	Floor & Decor Holdings, Inc.	11,246,400
15,000	[1]	Mercadolibre, Inc.	34,908,900
327,400		Moncler SpA	19,559,055
480,000	[1]	On Holding AG	17,832,000
200,000	[1]	Planet Fitness, Inc.	18,138,000
1,565,000	[1]	Sportradar Group AG	40,079,650
99,300		Texas Roadhouse, Inc.	16,243,494
264,200		TJX Cos., Inc.	37,024,988
886,300	[1]	Viking Holdings Ltd.	53,931,355
224,000		Wingstop, Inc.	48,525,120
		TOTAL	524,421,928
		Consumer Staples—2.3%
58,400		Costco Wholesale Corp.	53,228,680
200,000	[1]	Maplebear, Inc.	7,372,000
400,000		Philip Morris International, Inc.	57,732,000
		TOTAL	118,332,680
		Financials—6.6%
530,000		Apollo Global Management, Inc.	65,884,300
30,000		BlackRock, Inc.	32,484,300
4,300,000	[1]	Blue Owl Capital, Inc.	67,811,000
500,000	[1,2]	Chime Financial, Inc.	8,585,000
1	[1,3,4]	FA Private Equity Fund IV LP	19,149
480,000		Hamilton Lane, Inc.	54,700,800
56,800		JPMorgan Chase & Co.	17,671,616
40,000		MSCI, Inc., Class A	23,542,000
100,000		S&P Global, Inc.	48,721,000
500,000	[1]	Toast, Inc.	18,070,000
		TOTAL	337,489,165
		Health Care—23.2%
2,000,000	[1,3]	Albireo Pharma CVR, Rights	4,300,000
2,435,880	[1,2]	Arcturus Therapeutics Holdings, Inc.	24,285,724
239,625	[1]	Argenx SE	195,748,842
5,480,011	[1,2,3]	AstraZeneca PLC, Rights	3,014,006
5,585,000	[1,2]	aTyr Pharma, Inc.	4,836,610
739,000	[1]	Boston Scientific Corp.	74,432,080
885,400	[1]	Centessa Pharmaceuticals Ltd., ADR	22,046,460
1,942,492	[1,3]	Contra Akouos, Inc., Rights	1,021,751
Annual Financial Statements and Additional Information
1

Shares			Value
		COMMON STOCKS—continued
		Health Care—continued
89,562	[1]	Dyne Therapeutics, Inc.	$ 2,022,310
2,771,487	[1]	EyePoint Pharmaceuticals, Inc.	36,278,765
1,040,900	[1,2]	Forte Biosciences, Inc.	13,469,246
422,500	[1,2]	Genmab A/S, ADR	12,087,725
818,423	[1]	Guardant Health, Inc.	76,129,707
2,014,523	[1]	IDEAYA Biosciences, Inc.	64,182,703
198,500	[1]	Insulet Corp.	62,132,485
114,200	[1]	Intuitive Surgical, Inc.	61,014,776
283,500	[1]	Kymera Therapeutics, Inc.	17,531,640
1	[1,3,4]	Latin Healthcare Fund LP	214,247
513,700	[1]	Legend Biotech Corp., ADR	16,643,880
593,000	[1]	Merus NV	56,251,980
725,000	[1]	Minerva Neurosciences, Inc.	3,045,000
360,300	[1]	Natera, Inc.	71,674,479
16,264,400	[1,3]	Novartis AG, Rights	18,866,704
259,713	[1]	Palvella Therapeutics	20,735,486
5,979,000	[1]	Rezolute, Inc.	55,724,280
756,300	[1]	Rhythm Pharmaceuticals, Inc.	86,036,688
405,900	[1]	Scholar Rock Holding Corp.	12,022,758
72,044	[1]	Scynexis, Inc.	47,549
959,018	[1,3]	Soteira, Inc.	0
110,700		Stryker Corp.	39,435,768
89,545		UCB S.A.	23,089,735
292,400	[1]	Ultragenyx Pharmaceutical, Inc.	10,117,040
105,000	[1]	Veeva Systems, Inc.	30,576,000
2,422,018	[1]	Wave Life Sciences Ltd.	21,895,043
1,581,282	[1,2]	Zenas Biopharma, Inc.	49,415,062
		TOTAL	1,190,326,529
		Industrials—21.0%
83,900	[1]	Axon Enterprise, Inc.	61,434,097
85,400		Comfort Systems USA, Inc.	82,460,532
211,400		Eaton Corp. PLC	80,661,784
373,500		GE Aerospace	115,392,825
173,400	[1]	GE Vernova, Inc.	101,463,276
308,700		HEICO Corp.	98,095,599
123,400		Howmet Aerospace, Inc.	25,414,230
885,800	[1]	Loar Holdings, Inc.	70,093,354
379,500		Quanta Services, Inc.	170,444,835
944,300	[1]	StandardAero, Inc.	27,280,827
178,400		Trane Technologies PLC	80,039,160
480,000	[1]	Uber Technologies, Inc.	46,320,000
160,000		UL Solutions, Inc.	12,459,200
258,800		Veralto Corp.	25,538,384
66,400		Vertiv Holdings Co.	12,805,904
335,900		Westinghouse Air Brake Technologies Corp.	68,671,396
		TOTAL	1,078,575,403
		Information Technology—23.5%
182,300	[1]	Advanced Micro Devices, Inc.	46,690,676
15,000	[1]	AppLovin Corp.	9,559,950
135,000	[1]	Astera Labs, Inc.	25,201,800
25,000	[1]	CloudFlare, Inc.	6,332,500
136,300	[1]	Commvault Systems, Inc.	18,975,686
Annual Financial Statements and Additional Information
2

Shares			Value
		COMMON STOCKS—continued
		Information Technology—continued
127,500	[1]	Crowdstrike Holdings, Inc.	$ 69,233,775
108,700	[1]	CyberArk Software Ltd.	56,608,786
313,600	[1]	Datadog, Inc.	51,057,216
548,200	[1]	Elastic N.V.	48,910,404
1,059,322	[1,3,4]	Expand Networks Ltd.	0
68,108	[1,2]	Figma, Inc.	3,394,503
23,800	[1]	HubSpot, Inc.	11,707,696
5,000	[1]	Impinj, Inc.	1,010,800
46,000		KLA Corp.	55,602,040
1,506,600	[1]	Klaviyo, Inc.	39,171,600
144,700		Micron Technology, Inc.	32,379,519
110,800		Microsoft Corp.	57,373,348
114,000	[1]	MongoDB, Inc.	41,019,480
80,000		Motorola Solutions, Inc.	32,536,800
400,000		NVIDIA Corp.	80,996,000
50,000	[1]	Palantir Technologies, Inc.	10,023,500
300,000	[1]	Q2 Holdings, Inc.	18,528,000
1,700,000	[1]	QXO, Inc.	30,039,000
600,000	[1]	Rubrik, Inc.	45,162,000
3,751	[1,3,4]	Sensable Technologies, Inc.	0
1,490,200	[1]	SentinelOne, Inc.	26,600,070
75,000	[1]	ServiceNow, Inc.	68,946,000
735,000	[1]	Shopify, Inc.	127,787,100
213,000	[1]	Snowflake, Inc.	58,549,440
223,000		Taiwan Semiconductor Manufacturing Co. Ltd., ADR	66,995,890
92,200	[1]	Tyler Technologies, Inc.	43,911,172
50,000	[1]	Vertex, Inc.	1,145,000
140,000	[1]	Wix.com Ltd.	20,375,600
		TOTAL	1,205,825,351
		Materials—3.5%
600,000		Agnico Eagle Mines Ltd.	96,486,000
76,300		Eagle Materials, Inc.	16,200,016
41,500		Martin Marietta Materials	25,443,650
125,150		Sherwin-Williams Co.	43,169,241
		TOTAL	181,298,907
		Real Estate—2.6%
1,000,000	[1]	CoStar Group, Inc.	68,810,000
300,000		Gaming and Leisure Properties, Inc.	13,398,000
200,000		Ryman Hospitality Properties, Inc.	17,382,000
1,100,000		VICI Properties, Inc.	32,989,000
		TOTAL	132,579,000
		Utilities—2.1%
200,000		American Electric Power Co., Inc.	24,052,000
200,000		Duke Energy Corp.	24,860,000
450,000		NextEra Energy, Inc.	36,630,000
131,000		Vistra Corp.	24,667,300
		TOTAL	110,209,300
		TOTAL COMMON STOCKS (IDENTIFIED COST $2,567,220,404)	4,980,049,752
		PREFERRED STOCKS—0.4%
		Health Care—0.4%
2,118,042	[3,4]	CeQur S.A.	10,754,552
Annual Financial Statements and Additional Information
3

Shares			Value
		PREFERRED STOCKS—continued
		Health Care—continued
5,082	[3,4]	Minerva Neurosciences, Inc., 1.000%	$ 7,571,926
164,133	[1,3,4]	Sail Biomedicines, Inc.	4,659,621
		TOTAL	22,986,099
		Information Technology—0.0%
679,348	[1,3,4]	Multiplex, Inc., Pfd., Series C	0
		TOTAL PREFERRED STOCKS (IDENTIFIED COST $26,020,776)	22,986,099
		WARRANTS—1.1%
		Health Care—1.1%
5,082	[1,3,4]	Minerva Neurosciences, Inc., Tranche A Warrants 12/31/2099	4,995,127
2,541	[1,3,4]	Minerva Neurosciences, Inc., Tranche B Warrants 12/31/2099	2,999,024
183,000	[1]	Minerva Neurosciences, Inc., Warrants 12/31/2099	768,600
200,970	[1]	Rezolute, Inc., Warrants 10/8/2027	423,183
56,800	[1]	Rezolute, Inc., Warrants 1/1/2099	529,376
2,154,000	[1]	Rezolute, Inc., Warrants 4/30/2099	20,075,280
1,010,000	[1]	Rezolute, Inc., Warrants 6/24/2099	9,413,200
1,690,301	[1]	Rezolute, Inc., Warrants 12/31/2099	15,753,605
167,251	[1]	Scynexis, Inc., Warrants 4/26/2029	23,917
1,706,000	[1]	Scynexis, Inc., Warrants 1/1/2099	1,125,960
		TOTAL WARRANTS (IDENTIFIED COST $30,316,386)	56,107,272
		INVESTMENT COMPANY—2.8%
142,266,917		Federated Hermes Government Obligations Fund, Premier Shares, 4.03%[5] (IDENTIFIED COST $142,266,917)	142,266,917
		TOTAL INVESTMENT IN SECURITIES—101.2% (IDENTIFIED COST $2,765,824,483)[6]	5,201,410,040
		OTHER ASSETS AND LIABILITIES - NET—(1.2)%[7]	(63,962,848)
		NET ASSETS—100%	$5,137,447,192
Annual Financial Statements and Additional Information
4

An affiliated company is a company in which the Fund, alone or in combination with other Federated Hermes funds, has ownership of at least 5% of the voting shares. Transactions with affiliated companies during the period ended October 31, 2025, were as follows:
Affiliated	Value as of 10/31/2024	Purchases at Cost*	Proceeds from Sales*	Change in Unrealized Appreciation/ (Depreciation)*	Net Realized Gain/ (Loss)*	Value as of 10/31/2025	Shares Held as of 10/31/2025	Dividend Income*
Health Care:
Arcturus Therapeutics Holdings, Inc.	$43,188,152	$—	$—	$(18,902,428)	$—	$24,285,724	2,435,880	$—
aTyr Pharma, Inc.	$24,492,000	$—	$(2,334,895)	$(1,560,695)	$(15,759,800)	$4,836,610	5,585,000	$—
EyePoint Pharmaceuticals, Inc.	$23,972,607	$8,796,000	$—	$3,510,158	$—	$36,278,765	2,771,487	$—
Forte Biosciences, Inc.	$—	$12,061,106	$—	$1,408,140	$—	$13,469,246	1,040,900	$—
IDEAYA Biosciences, Inc.**	$74,457,482	$1,794,348	$(18,814,398)	$13,787,102	$(7,041,831)	$64,182,703	2,014,523	$—
Minerva Neurosciences, Inc.	$1,736,375	$—	$—	$1,308,625	$—	$3,045,000	725,000	$—
Minerva Neurosciences, Inc., 1.000%	$—	$5,082,000	$—	$2,489,926	$—	$7,571,926	5,082	$—
Minerva Neurosciences, Inc., Tranche A Warrants 12/31/2099	$—	$—	$—	$4,995,127	$—	$4,995,127	5,082	$—
Minerva Neurosciences, Inc., Tranche B Warrants 12/31/2099	$—	$—	$—	$2,999,024	$—	$2,999,024	2,541	$—
Minerva Neurosciences, Inc., Warrants 12/31/2099	$438,285	$—	$—	$330,315	$—	$768,600	183,000	$—
Rezolute, Inc.	$20,961,000	$7,000,500	$—	$27,762,780	$—	$55,724,280	5,979,000	$—
Rezolute, Inc., Warrants 10/8/2027	$310,840	$—	$—	$112,343	$—	$423,183	200,970	$—
Rezolute, Inc., Warrants 1/1/2099	$311,264	$—	$—	$218,112	$—	$529,376	56,800	$—
Rezolute, Inc., Warrants 4/30/2099	$—	$6,998,346	$—	$13,076,934	$—	$20,075,280	2,154,000	$—
Rezolute, Inc., Warrants 6/24/2099	$5,534,800	$—	$—	$3,878,400	$—	$9,413,200	1,010,000	$—
Rezolute, Inc., Warrants 12/31/2099	$9,262,850	$—	$—	$6,490,755	$—	$15,753,605	1,690,301	$—
Scynexis, Inc.	$1,145,120	$—	$(739,595)	$3,405,231	$(3,763,207)	$47,549	72,044	$—
Scynexis, Inc., Warrants 4/26/2029	$96,169	$—	$—	$(72,252)	$—	$23,917	167,251	$—
Scynexis, Inc., Warrants 1/1/2099	$2,320,160	$—	$—	$(1,194,200)	$—	$1,125,960	1,706,000	$—
Soteira, Inc.	$—	$—	$—	$—	$—	$—	959,018	$—
Affiliated issuers no longer in the port- folio at period end	$23,536,660	$258,880	$(131,547,360)	$3,547,080	$104,204,740	$—	—	$—
TOTAL OF AFFILIATED COMPANIES TRANSACTIONS	$231,763,764	$41,991,180	$(153,436,248)	$67,590,477	$77,639,902	$265,549,075	28,763,879	$—

*	A portion of the amount shown may have been recorded when the Fund no longer had ownership of at least 5% of the voting shares.
**	At October 31, 2025, the Fund no longer has ownership of at least 5% of the voting shares.
Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended October 31, 2025, were as follows:
Federated Hermes Government Obligations Fund, Premier Shares*
Value as of 10/31/2024	$24,022,661
Purchases at Cost	$1,398,627,770
Proceeds from Sales	$(1,280,383,514)
Change in Unrealized Appreciation/Depreciation	$—
Net Realized Gain/(Loss)	$—
Value as of 10/31/2025	$142,266,917
Shares Held as of 10/31/2025	142,266,917
Dividend Income	$3,899,753

*	All or a portion of the balance/activity for the fund relates to cash collateral received on securities lending transactions.
Annual Financial Statements and Additional Information
5

1	Non-income-producing security.
2	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
3
Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund’s Adviser acting through its Valuation Committee.

4
Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or availing of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At October 31, 2025, these restricted securities amounted to $31,213,646, which represented 0.6% of net assets.

5	7-day net yield.
6	The cost of investments for federal tax purposes amounts to $2,767,140,553.
7	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of net assets at October 31, 2025.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of October 31, 2025, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$3,800,941,103	$—	$24,421,851	$3,825,362,954
International	913,275,160	238,397,632	3,014,006	1,154,686,798
Preferred Stocks
Domestic	—	—	12,231,547	12,231,547
International	—	—	10,754,552	10,754,552
Debt Securities:
Warrants	46,540,061	1,573,060	7,994,151	56,107,272
Investment Company	142,266,917	—	—	142,266,917
TOTAL SECURITIES	$4,903,023,241	$239,970,692	$58,416,107	$5,201,410,040
Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:
Investments in Securities
Balance as of 10/31/2024	$23,013,575
Realized gain (loss)	-
Change in unrealized appreciation/depreciation	11,453,828
Purchases	23,948,704
Balance as of 10/31/2025	$58,416,107
Total change in unrealized appreciation/depreciation attributable to investments still held at 10/31/2025	$11,453,828

The following acronym(s) are used throughout this portfolio:
ADR	—American Depositary Receipt
CVR	—Contingent Value Right
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
6

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended October 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$6.04	$4.55	$4.77	$7.77	$6.80
Income From Investment Operations:
Net investment income (loss)[1]	(0.08)	(0.06)	(0.02)	(0.06)	(0.10)
Net realized and unrealized gain (loss)	0.96	1.65	(0.20)	(2.29)	1.57
Total From Investment Operations	0.88	1.59	(0.22)	(2.35)	1.47
Less Distributions:
Distributions from net realized gain	(0.62)	(0.10)	—	(0.65)	(0.50)
Net Asset Value, End of Period	$6.30	$6.04	$4.55	$4.77	$7.77
Total Return[2]	15.33%	35.39%	(4.61)%	(32.43)%	22.37%
Ratios to Average Net Assets:
Net expenses[3]	1.95%	1.95%	1.95%	1.95%	1.92%
Net investment income (loss)	(1.37)%	(1.17)%	(0.46)%	(1.09)%	(1.41)%
Expense waiver/reimbursement[4]	0.00%[5]	0.00%[5]	0.01%	0.03%	0.04%
Supplemental Data:
Net assets, end of period (000 omitted)	$1,109,807	$1,106,333	$973,048	$1,196,453	$2,023,577
Portfolio turnover[6]	28%	34%	57%	25%	34%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

5	Represents less than 0.01%.
6	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
7

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended October 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$4.26	$3.26	$3.43	$5.81	$5.22
Income From Investment Operations:
Net investment income (loss)[1]	(0.07)	(0.06)	(0.03)	(0.06)	(0.11)
Net realized and unrealized gain (loss)	0.66	1.16	(0.14)	(1.67)	1.20
Total From Investment Operations	0.59	1.10	(0.17)	(1.73)	1.09
Less Distributions:
Distributions from net realized gain	(0.62)	(0.10)	—	(0.65)	(0.50)
Net Asset Value, End of Period	$4.23	$4.26	$3.26	$3.43	$5.81
Total Return[2]	14.85%	34.34%	(4.96)%	(32.74)%	21.80%
Ratios to Average Net Assets:
Net expenses[3]	2.46%	2.46%	2.46%	2.45%	2.42%
Net investment income (loss)	(1.87)%	(1.66)%	(0.94)%	(1.60)%	(1.92)%
Expense waiver/reimbursement[4]	0.00%[5]	0.00%[5]	0.01%	0.03%	0.04%
Supplemental Data:
Net assets, end of period (000 omitted)	$38,324	$43,071	$45,676	$64,766	$139,690
Portfolio turnover[6]	28%	34%	57%	25%	34%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

5	Represents less than 0.01%.
6	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
8

Financial Highlights–Class R Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended October 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$6.05	$4.56	$4.79	$7.79	$6.82
Income From Investment Operations:
Net investment income (loss)[1]	(0.08)	(0.07)	(0.02)	(0.06)	(0.11)
Net realized and unrealized gain (loss)	0.97	1.66	(0.21)	(2.29)	1.58
Total From Investment Operations	0.89	1.59	(0.23)	(2.35)	1.47
Less Distributions:
Distributions from net realized gain	(0.62)	(0.10)	—	(0.65)	(0.50)
Net Asset Value, End of Period	$6.32	$6.05	$4.56	$4.79	$7.79
Total Return[2]	15.46%	35.31%	(4.80)%	(32.34)%	22.30%
Ratios to Average Net Assets:
Net expenses[3]	1.95%	1.95%	1.95%	1.95%	1.95%
Net investment income (loss)	(1.37)%	(1.17)%	(0.47)%	(1.10)%	(1.45)%
Expense waiver/reimbursement[4]	0.25%	0.25%	0.26%	0.27%	0.25%
Supplemental Data:
Net assets, end of period (000 omitted)	$3,680,401	$3,547,368	$2,937,167	$3,428,775	$5,582,064
Portfolio turnover[5]	28%	34%	57%	25%	34%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

5	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
9

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended October 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$6.36	$4.77	$4.98	$8.03	$6.98
Income From Investment Operations:
Net investment income (loss)[1]	(0.05)	(0.04)	0.00[2]	(0.03)	(0.07)
Net realized and unrealized gain (loss)	1.03	1.73	(0.21)	(2.37)	1.62
Total From Investment Operations	0.98	1.69	(0.21)	(2.40)	1.55
Less Distributions:
Distributions from net realized gain	(0.62)	(0.10)	—	(0.65)	(0.50)
Net Asset Value, End of Period	$6.72	$6.36	$4.77	$4.98	$8.03
Total Return[3]	16.18%	35.86%	(4.22)%	(31.97)%	22.96%
Ratios to Average Net Assets:
Net expenses[4]	1.46%	1.46%	1.46%	1.44%	1.42%
Net investment income (loss)	(0.88)%	(0.66)%	0.03%	(0.60)%	(0.92)%
Expense waiver/reimbursement[5]	0.00%[6]	0.00%[6]	0.01%	0.03%	0.04%
Supplemental Data:
Net assets, end of period (000 omitted)	$308,915	$305,334	$316,462	$390,516	$808,904
Portfolio turnover[7]	28%	34%	57%	25%	34%

1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	Based on net asset value.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5
This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

6	Represents less than 0.01%.
7	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
10

Statement of Assets and Liabilities
October 31, 2025

Assets:
Investment in securities, at value including $62,267,948 of securities loaned and $407,815,992 of investments in affiliated holdings* (identified cost $2,765,824,483, including $425,031,051 of identified cost in affiliated holdings)	$5,201,410,040
Cash	504,008
Cash denominated in foreign currencies (identified cost $1,050,128)	1,066,031
Income receivable	379,346
Income receivable from affiliated holdings	311,957
Receivable for investments sold	11,187,215
Receivable for shares sold	1,345,388
Total Assets	5,216,203,985
Liabilities:
Payable for investments purchased	8,676,807
Payable for shares redeemed	2,624,014
Payable for collateral due to broker for securities lending (Note 2)	62,929,156
Payable for investment adviser fee (Note 5)	178,434
Payable for administrative fee (Note 5)	10,834
Payable for custodian fees	175,153
Payable for distribution services fee (Note 5)	1,045,314
Payable for other service fees (Notes 2 and 5)	2,501,797
Accrued expenses (Note 5)	615,284
Total Liabilities	78,756,793
Net assets for 813,427,815 shares outstanding	$5,137,447,192
Net Assets Consist of:
Paid-in capital	$2,277,360,061
Total distributable earnings (loss)	2,860,087,131
Net Assets	$5,137,447,192
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Class A Shares:
Net asset value per share ($1,109,806,913 ÷ 176,104,170 shares outstanding), no par value, unlimited shares authorized	$6.30
Offering price per share (100/94.50 of $6.30)	$6.67
Redemption proceeds per share	$6.30
Class C Shares:
Net asset value per share ($38,324,159 ÷ 9,056,148 shares outstanding), no par value, unlimited shares authorized	$4.23
Offering price per share	$4.23
Redemption proceeds per share (99.00/100 of $4.23)	$4.19
Class R Shares:
Net asset value per share ($3,680,401,335 ÷ 582,266,691 shares outstanding), no par value, unlimited shares authorized	$6.32
Offering price per share	$6.32
Redemption proceeds per share	$6.32
Institutional Shares:
Net asset value per share ($308,914,785 ÷ 46,000,806 shares outstanding), no par value, unlimited shares authorized	$6.72
Offering price per share	$6.72
Redemption proceeds per share	$6.72

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
11

Statement of Operations
Year Ended October 31, 2025

Investment Income:
Dividends (including $3,191,618 received from affiliated holdings* and net of foreign taxes withheld of $365,511)	$28,422,114
Net income on securities loaned (includes $708,135 earned from affiliated holdings related to cash collateral balances) (Note 2)	353,343
Interest	654
TOTAL INCOME	28,776,111
Expenses:
Investment adviser fee (Note 5)	63,020,882
Administrative fee (Note 5)	3,828,569
Custodian fees	287,130
Transfer agent fees (Note 2)	4,227,642
Directors’/Trustees’ fees (Note 5)	26,243
Auditing fees	53,046
Legal fees	19,820
Portfolio accounting fees	207,656
Distribution services fee (Note 5)	20,663,700
Other service fees (Notes 2 and 5)	11,581,025
Share registration costs	102,424
Printing and postage	297,184
Miscellaneous (Note 5)	40,029
TOTAL EXPENSES	104,355,350
Waivers and Reimbursement:
Reimbursement of investment adviser fee (Note 5)	(63,882)
Waiver/reimbursement of other operating expenses (Note 5)	(8,898,138)
TOTAL WAIVERS AND REIMBURSEMENT	(8,962,020)
Net expenses	95,393,330
Net investment income (loss)	(66,617,219)
Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions:
Net realized gain on investments (including net realized gain of $77,639,902 on sales of investments in affiliated holdings*)	517,896,614
Net realized loss on foreign currency transactions	(195,565)
Net change in unrealized appreciation of investments (including net change in unrealized depreciation of $67,590,477 on investments in affiliated holdings*)	262,928,694
Net change in unrealized appreciation/depreciation of translation of assets and liabilities in foreign currency	23,501
Net realized and unrealized gain (loss) on investments and foreign currency transactions	780,653,244
Change in net assets resulting from operations	$714,036,025

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
12

Statement of Changes in Net Assets

Year Ended October 31	2025	2024
Increase (Decrease) in Net Assets
Operations:
Net investment loss	$(66,617,219)	$(55,916,010)
Net realized gain (loss)	517,701,049	558,233,651
Net change in unrealized appreciation/depreciation	262,952,195	934,134,979
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	714,036,025	1,436,452,620
Distributions to Shareholders:
Class A Shares	(112,407,570)	(20,805,631)
Class C Shares	(6,140,680)	(1,336,802)
Class R Shares	(360,296,371)	(63,236,617)
Institutional Shares	(29,138,171)	(6,447,085)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(507,982,792)	(91,826,135)
Share Transactions:
Proceeds from sale of shares	123,974,843	98,789,440
Net asset value of shares issued to shareholders in payment of distributions declared	478,273,235	86,586,596
Cost of shares redeemed	(672,959,974)	(800,249,594)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(70,711,896)	(614,873,558)
Change in net assets	135,341,337	729,752,927
Net Assets:
Beginning of period	5,002,105,855	4,272,352,928
End of period	$5,137,447,192	$5,002,105,855
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
13

Notes to Financial Statements
October 31, 2025
1. ORGANIZATION
Federated Hermes Equity Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of eight portfolios. The financial statements included herein are only those of Federated Hermes Kaufmann Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Class A Shares, Class C Shares, Class R Shares and Institutional Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide capital appreciation.
Effective August 1, 2024, the Fund’s Board of Trustees (the “Trustees”) approved the replacement of Federated Equity Management Company of Pennsylvania with Federated Global Investment Management Corp. (“Fed Global”) as Adviser to the Fund. Previously, Fed Global served as the Fund’s Sub-Adviser.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■
Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■
Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■
Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Fed Global (the “Adviser”).
■
Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
■
Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
■
For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Act, the Trustees have designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
As of October 31, 2025, investments valued at $58,416,107 were fair valued utilizing significant unobservable inputs. The Fund’s investments in these securities are illiquid and executed trade prices are unavailable to utilize as a source for evaluations, therefore the inputs utilized are less observable. Inputs considered by the Adviser in evaluating these investments include the following:
Contingent Value Rights–values reflect the probability that the contingencies will be resolved and payment received.
Annual Financial Statements and Additional Information
14

Private Investment in Public Equities–any unregistered shares are valued based on the common shares public price less a discount factor to reflect the illiquidity of the shares held.
Warrants related to Private Investment in Public Equity–warrants received are valued based on the Black-Sholes warrant model less a discount factor to reflect the illiquidity of the underlying shares.
Private Equity Shares–investments in non-public entities are valued at their initial investment adjusted for an applicable index movement or implied value based on current fundraising.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■
With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■
Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income and capital gains, if any, are declared and paid at least annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses. The detail of the total fund expense waivers and reimbursement of $8,962,020 is disclosed in various locations in Note 5.
Annual Financial Statements and Additional Information
15

Transfer Agent Fees
For the year ended October 31, 2025, transfer agent fees for the Fund were as follows:
Transfer Agent Fees Incurred
Class A Shares	$925,597
Class C Shares	33,977
Class R Shares	3,021,321
Institutional Shares	246,747
TOTAL	$4,227,642
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Class A Shares, Class C Shares and Class R Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees.
For the year ended October 31, 2025, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$2,700,961
Class C Shares	99,325
Class R Shares	8,780,739
TOTAL	$11,581,025
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986 and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended October 31, 2025, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of October 31, 2025, tax years 2022 through 2025 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at period end, resulting from changes in the exchange rate.
Securities Lending
The Fund participates in a securities lending program providing for the lending of equity securities to qualified brokers. The term of the loans within the program is one year or less. The Fund receives cash collateral for securities loaned, which generally is invested in an affiliated money market fund. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. Earnings from collateral invested in affiliated holdings as presented parenthetically on the Statement of Operations do not reflect fees and rebates and are allocated between the borrower of the security, the securities lending agent, as a fee for its
Annual Financial Statements and Additional Information
16

services under the program and the Fund, according to agreed-upon rates. The Fund will not have the right to vote on securities while they are on loan. However, the Fund will attempt to terminate a loan in an effort to reacquire the securities in time to vote on matters that are deemed to be material by the Adviser. There can be no assurance that the Fund will have sufficient notice of such matters to be able to terminate the loan in time to vote thereon.
Securities lending transactions are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. The chart below identifies the amount of collateral received as well as the market value of securities on loan. Additionally, the securities lending agreement executed by the Fund includes an indemnification clause. This clause stipulates that the borrower will reimburse the Fund for any losses as a result of any failure of the borrower to return equivalent securities to the Fund.
As of October 31, 2025, securities subject to this type of arrangement and related collateral were as follows:
Fair Value of Securities Loaned	Collateral Received
$62,267,948	$62,929,156
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the 1933 Act; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Adviser.
Additional information on restricted securities held at October 31, 2025, is as follows:
Security	Acquisition Date	Cost	Value
CeQur S.A.	3/26/2021	$11,343,051	$10,754,552
Expand Networks Ltd.	9/22/2000	$2,500,000	$0
FA Private Equity Fund IV LP	3/4/2002	$0	$19,149
Latin Healthcare Fund LP	11/28/2000	$0	$214,247
Minerva Neurosciences, Inc., 1.000%	10/21/2025	$5,082,000	$7,571,926
Minerva Neurosciences, Inc., Tranche A Warrants 12/31/2099	10/21/2025	$0	$4,995,127
Minerva Neurosciences, Inc., Tranche B Warrants 12/31/2099	10/21/2025	$0	$2,999,024
Multiplex, Inc., Pfd., Series C	2/22/2001	$5,000,001	$0
Sail Biomedicines, Inc.	7/28/2021	$4,595,724	$4,659,621
Sensable Technologies, Inc.	10/15/2004	$0	$0
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Year Ended 10/31/2025		Year Ended 10/31/2024
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	4,411,759	$25,389,571	4,434,045	$24,218,542
Shares issued to shareholders in payment of distributions declared	18,204,805	106,862,205	3,953,735	19,768,677
Shares redeemed	(29,810,497)	(171,458,033)	(38,840,398)	(213,194,519)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(7,193,933)	$(39,206,257)	(30,452,618)	$(169,207,300)
Annual Financial Statements and Additional Information
17

	Year Ended 10/31/2025		Year Ended 10/31/2024
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	737,149	$2,883,887	757,566	$2,925,564
Shares issued to shareholders in payment of distributions declared	1,532,210	6,067,552	365,423	1,297,250
Shares redeemed	(3,320,849)	(12,896,489)	(5,043,751)	(19,632,259)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(1,051,490)	$(3,945,050)	(3,920,762)	$(15,409,445)
	Year Ended 10/31/2025		Year Ended 10/31/2024
Class R Shares:	Shares	Amount	Shares	Amount
Shares sold	4,686,290	$27,083,810	4,394,076	$24,053,275
Shares issued to shareholders in payment of distributions declared	57,237,449	337,128,576	11,835,505	59,295,886
Shares redeemed	(65,819,874)	(381,449,728)	(73,569,701)	(405,963,403)
NET CHANGE RESULTING FROM CLASS R SHARE TRANSACTIONS	(3,896,135)	$(17,237,342)	(57,340,120)	$(322,614,242)
	Year Ended 10/31/2025		Year Ended 10/31/2024
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	11,035,038	$68,617,575	8,156,945	$47,592,059
Shares issued to shareholders in payment of distributions declared	4,528,877	28,214,902	1,185,673	6,224,783
Shares redeemed	(17,539,558)	(107,155,724)	(27,685,206)	(161,459,413)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(1,975,643)	$(10,323,247)	(18,342,588)	$(107,642,571)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(14,117,201)	$(70,711,896)	(110,056,088)	$(614,873,558)
4. FEDERAL TAX INFORMATION
The accounting treatment of certain items in accordance with income tax regulations may differ from the accounting treatment in accordance with GAAP which may result in permanent differences. In the case of the Fund, such differences primarily result from net operating losses.
For the year ended October 31, 2025, permanent differences identified and reclassified among the components of net assets were as follows:
Increase (Decrease)
Paid-In Capital	Total Distributable Earnings (Loss)
$(33,717,585)	$33,717,585
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended October 31, 2025 and 2024, was as follows:
	2025	2024
Long-term capital gains	$507,982,792	$91,826,135
As of October 31, 2025, the components of distributable earnings on a tax-basis were as follows:
Net unrealized appreciation	$2,434,269,487
Undistributed long-term capital gains	$486,198,700
Ordinary loss deferral	$(60,400,150)
Other temporary differences	$19,094
TOTAL	$2,860,087,131
At October 31, 2025, the cost of investments for federal tax purposes was $2,767,140,553. The net unrealized appreciation of investments for federal tax purposes was $2,434,269,487. This consists of unrealized appreciation from investments for those securities having an excess of value over cost of $2,609,022,211 and unrealized depreciation from investments for those securities having an excess of cost over value of $174,752,724. The difference between book-basis and tax-basis net unrealized appreciation is attributable to differing treatments for deferral of losses on wash sales, partnership adjustments and non-REITs adjustments.
Under current tax rules, a late-year ordinary loss may be deferred, in whole or in part, and treated as occurring on the first day of the following fiscal year. As of October 31, 2025, for federal income tax purposes, a late year ordinary loss of $60,400,150 was deferred to November 1, 2025.
Annual Financial Statements and Additional Information
18

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The Fund’s investment advisory contract provides for payment to the Adviser of an annual investment advisory fee based on the Fund’s average daily net assets as shown in the chart below:
Assets Under Management	Investment Advisory Fee
Up to $7 billion	1.275%
$7 billion - $8 billion	1.255%
$8 billion - $9 billion	1.205%
$9 billion - $10 billion	1.155%
Excess of $10 billion	1.105%
Prior to January 1, 2025, the Fund paid the Adviser a fee at the annual rate of 1.275% on the first $8 billion of the Fund’s average daily net assets, 1.255% on $8 billion - $9 billion of the Fund’s average daily net assets, 1.235% on $9 billion - $10 billion of the Fund’s average daily net assets, 1.215% on $10 billion - $12 billion of the Fund’s average daily net assets and 1.205% of the Fund’s average daily net assets over $12 billion.
The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the year ended October 31, 2025, the Adviser reimbursed $63,882.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended October 31, 2025, the annualized fee paid to FAS was 0.077% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s Class A Shares, Class C Shares and Class R Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Percentage of Average Daily Net Assets of Class
Class A Shares	0.25%
Class C Shares	0.75%
Class R Shares	0.50%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the year ended October 31, 2025, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Class A Shares	$2,705,398	$(24,305)
Class C Shares	297,976	—
Class R Shares	17,660,326	(8,873,833)
TOTAL	$20,663,700	$(8,898,138)
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares.
For the year ended October 31, 2025, FSC retained $11,111,319 of fees paid by the Fund.
Annual Financial Statements and Additional Information
19

Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the year ended October 31, 2025, FSC retained $18,704 in sales charges from the sale of Class A Shares. FSC also retained $1,167 of CDSC relating to redemptions of Class C Shares.
Other Service Fees
For the year ended October 31, 2025, FSSC received $6,454,317 of the other service fees disclosed in Note 2.
Commitments and Contingencies
In the course of pursuing its investment objective, the Fund may invest in limited partnerships and limited liability companies. These entities often require the Fund to commit to a total dollar amount to be invested. The actual investments are usually made in installments over a period of time. At October 31, 2025 the Fund had total commitments to limited partnerships and limited liability companies of $25,957,452; of this amount, $25,957,452 was actually invested by the Fund leaving the Fund contingently liable for additional investments of $0.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Effective January 1, 2026, total annual fund operating expenses (as shown in the financial highlights, excluding dividends and other expenses related to short sales, interest expense, extraordinary expenses, tax reclaim recovery expenses and proxy-related expenses, if any) paid by the Fund’s Class A Shares, Class C Shares, Class R Shares and Institutional Shares (after the voluntary waivers and/or reimbursements) will not exceed 1.96%, 2.51%. 1.96% and 1.51% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) January 1, 2027; or (b) the date of the Fund’s next effective Prospectus. Prior to January 1, 2026, the Fee Limit for the Fund’s Class A Shares, Class C Shares, Class R Shares and Institutional Shares was 1.95%, 2.50%, 1.95% and 1.50%, respectively. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the approval of the Trustees.
Interfund Transactions
During the year ended October 31, 2025, the Fund engaged in purchase transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase transactions complied with Rule 17a-7 under the Act and amounted to $2,296,478.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended October 31, 2025, were as follows:
Purchases	$1,352,098,402
Sales	$1,954,878,575
7. CONCENTRATION OF RISK
The Fund may invest a portion of its assets in securities of companies that are deemed by the Fund’s management to be classified in similar business sectors. Economic developments may have an effect on the liquidity and volatility of the portfolio securities.
A substantial portion of the Fund’s portfolio may be comprised of entities in the Health Care sector. As a result, the Fund may be more susceptible to any economic, business, political or other developments which generally affect these entities.
8. CREDIT RISK
The Fund may place its cash on deposit with financial institutions in the United States, which are insured by the Federal Deposit Insurance Company (FDIC) up to $250,000. The Fund’s credit risk in the event of failure of these financial institutions is represented by the difference between the FDIC limit and the total amounts on deposit. The Fund from time to time may have amounts on deposit in excess of the insured limits.
9. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 17, 2025. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The
Annual Financial Statements and Additional Information
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Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to (a) the highest, on any day, of (i) the federal funds effective rate, (ii) the published secured overnight financing rate plus an assigned percentage, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of October 31, 2025, the Fund had no outstanding loans. During the year ended October 31, 2025, the Fund did not utilize the LOC.
10. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of October 31, 2025, there were no outstanding loans. During the year ended October 31, 2025, the program was not utilized.
11. OPERATING SEGMENTS
In this reporting period, the Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. A management committee of the Adviser acts as the CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the strategic asset allocation is determined based on the investment objective of the Fund and executed by the Fund’s portfolio management team. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions) which is reviewed by the CODM to assess the Fund’s performance in comparison to the Fund’s benchmarks and to make resource allocation decisions for the Fund’s single segment is consistent with the information presented in these financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statement of Operations.
12. INDEMNIFICATIONS
Under the Fund’s organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund (other than liabilities arising out of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties to the Fund). In addition, in the normal course of business, the Fund provides certain indemnifications under arrangements with third parties. Typically, obligations to indemnify a third party arise in the context of an arrangement entered into by the Fund under which the Fund agrees to indemnify such third party for certain liabilities arising out of actions taken pursuant to the arrangement, provided the third party’s actions are not deemed to have breached an agreed-upon standard of care (such as willful misfeasance, bad faith, gross negligence or reckless disregard of their duties under the contract). The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet arisen. The Fund does not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly expects the risk of loss to be remote.
13. FEDERAL TAX INFORMATION (UNAUDITED)
For the year ended October 31, 2025, the amount of long-term capital gains designated by the Fund was $507,982,792.
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21

Report of Independent Registered Public Accounting Firm
TO THE SHAREHOLDERS AND THE BOARD OF TRUSTEES OF FEDERATED HERMES KAUFMANN FUND:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Federated Hermes Kaufmann Fund (the “Fund”) (one of the portfolios constituting Federated Hermes Equity Funds (the “Trust”)), including the portfolio of investments, as of October 31, 2025, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the portfolios constituting Federated Hermes Equity Funds) at October 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2025, by correspondence with the custodian, brokers, and others; when replies were not received from brokers or others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Federated Hermes investment companies since 1979.
Boston, Massachusetts
December 23, 2025
Annual Financial Statements and Additional Information
22

Evaluation and Approval of Advisory Contract–May 2025
Federated Hermes Kaufmann Fund (the “Fund”)
At its meetings in May 2025 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Global Investment Management Corp. (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering such information deemed necessary to evaluate the terms of the Contract and to approve the continuation of the existing arrangements. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written report regarding data related to the Fund’s management fee (the “CCO Management Fee Report”). The Board considered the CCO Management Fee Report, along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract.
In addition to the CCO Management Fee Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contracts that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes by independent legal counsel on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also considered such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year. The Independent Trustees also considered the presentation from Federated Hermes’ Chief Investment Officer of Equities received at the Board’s February 2025 meetings regarding the results and status of the performance plans for the Fund previously discussed at the Board’s February 2023 and 2024 meetings.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: (1) copies of the Contract; (2) the nature, quality and extent of the advisory and other services provided to the Fund by Federated Hermes; (3) Federated Hermes’ business and operations; (4) the Adviser’s investment philosophy, personnel and processes; (5) the Fund’s investment objective and strategies; (6) the Fund’s short-term and long-term performance–in absolute terms (both on a gross basis and net of expenses) and relative to an appropriate group of peer funds and its benchmark; (7) the Fund’s fees and expenses, including the advisory fee and the overall expense structure of the Fund–in absolute terms and relative to an appropriate group of peer funds, with due regard for contractual or voluntary expense limitations (if any); (8) the financial condition of Federated Hermes; (9) the Adviser’s profitability with respect to managing the Fund; (10) distribution and sales activity for the Fund; and (11) the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any).
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees charged to other registered funds in evaluating the Contract. Using these judicial decisions as a guide, the Board considered several factors it deemed relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund, including: (1) the nature and quality of the services provided by the adviser to the fund and its shareholders, including the performance of the fund, its benchmark and comparable funds; (2) the adviser’s cost of providing the services and the profitability to the adviser of providing advisory services to the fund; (3) the extent to which the adviser may realize “economies of scale” as the fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with the fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to the adviser because of its relationship with the fund, including research services received from brokers that execute fund trades and any fees paid to affiliates of the adviser for services rendered to the fund; (5) comparative fees and expenses, including a comparison of management fees paid to the adviser with those paid by similar funds managed by the same adviser or other advisers as well as management fees charged to institutional and other advisory clients of the same adviser for what might be viewed as like services; and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of the adviser’s services and fees. The Board considered that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its evaluation of the Contract to the extent it
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23

considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the oversight of the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the “Federated Hermes Funds”).
In addition, the Board considered the preferences and expectations of Fund shareholders and the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contract. In particular, the Board recognized that many shareholders likely have invested in the Fund based on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that there are a range of investment options available to the Fund’s shareholders in the marketplace and such shareholders, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year. The Board recognized that its evaluation process is evolutionary and that the factors considered and the emphasis placed on relevant factors may change in recognition of changing circumstances in the registered fund marketplace. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the family of Federated Hermes Funds, but its approvals were made on a fund-by-fund basis.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of Federated Hermes dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contract and the full range of services provided to the Fund by Federated Hermes. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade operations capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and evaluated Federated Hermes’ ability and experience in attracting and retaining qualified personnel to service the Fund. The Board considered the trading operations by the Adviser, including the execution of portfolio transactions and the selection of brokers for those transactions. The Board also considered the Adviser’s ability to deliver competitive investment performance for the Fund when compared to the Fund’s Performance Peer Group (as defined below).
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board considered Federated Hermes’ oversight of the securities lending program for the Federated Hermes Funds that engage in securities lending and noted the income earned by the Federated Hermes Funds that participate in such program. In addition, the Board considered the quality of Federated Hermes’ communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Federated Hermes Funds. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board received and evaluated information regarding Federated Hermes’ regulatory and compliance environment. The Board considered Federated Hermes’ compliance program and compliance history and reports from the CCO about Federated Hermes’ compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and the compliance-related resources devoted by Federated Hermes in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, as amended, including Federated Hermes’ commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ approach to internal audits and risk management with respect to the Federated Hermes Funds and its day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time
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led, and continue to lead, to an increase in the scope of Federated Hermes’ oversight in this regard. In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate.
The Board considered Federated Hermes’ efforts to provide shareholders in the Federated Hermes Funds with a comprehensive array of funds with different investment objectives, policies and strategies. The Board considered the expenses that Federated Hermes had incurred, as well as the entrepreneurial and other risks assumed by Federated Hermes, in sponsoring and providing on-going services to new funds to expand these opportunities for shareholders. The Board noted the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges.
Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided by the Adviser to the Fund.
Fund Investment Performance
The Board considered the investment performance of the Fund. In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks. The Board considered the Fund’s unique investment strategies. The Board considered detailed investment reports on, and the Adviser’s analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings. These reports included, among other items, information on the Fund’s gross and net returns, the Fund’s investment performance compared to one or more relevant categories or groups of peer funds and the Fund’s benchmark, performance attribution information and commentary on the effect of market conditions. The Board noted that it evaluated investment performance at meetings throughout the year and received reports from Federated Hermes regarding the performance of certain Federated Hermes Funds as well as Federated Hermes’ explanations for less favorable performance and any specific actions Federated Hermes had taken, or had determined to take, to seek to enhance Fund investment performance and the results of those actions.
The Board also reviewed comparative information regarding the performance of other registered funds in the category of peer funds selected by Morningstar, Inc. (“Morningstar”), an independent fund ranking organization (the “Performance Peer Group”). The Board noted the CCO’s statement that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund.
The Board also considered comparative performance data from Lipper, Inc. that was included in reports provided to the Board throughout the year. The Board noted that differences may exist between the Performance Peer Group and Lipper peers and that the results of these performance comparisons may vary.
For the periods ended December 31, 2024, the Fund’s performance fell below the Performance Peer Group median for the three-year and five-year periods, and was above the Performance Peer Group median for the one-year period. The Board discussed the Fund’s performance with the Adviser, including the reasons for and any plans to seek to improve the Fund’s performance, and recognized the efforts being taken by the Adviser in the context of other factors considered relevant by the Board.
Based on these considerations, the Board concluded that it had continued confidence in the Adviser’s overall capabilities to manage the Fund.
Fund Expenses
The Board considered the advisory fee and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the overall category of peer funds selected by Morningstar (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall Morningstar category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall Morningstar category.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged to funds by other advisers, the use of comparisons between the Fund and its Expense Peer Group assisted the Board in its evaluation of the Fund’s fees and expenses. The Board focused on comparisons with other registered funds more heavily than non-registered fund products or services because such comparisons are believed to be more relevant.
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25

The Board considered that other registered funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s shareholders. The Board noted that the range of such other registered funds’ fees and expenses, therefore, appears to be a relevant indicator of what investors have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was above the median of the Expense Peer Group, but the Board noted the applicable waivers and reimbursements, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board. In considering the Fund’s expenses, the Board noted, as a result of the Board’s request beginning at the May 2024 Board meeting, the change in the breakpoint schedule applicable to the Fund’s advisory fee. Under the previous gross advisory fee reduction implemented in July 2022, the Adviser maintained the current contractual investment advisory fee rate of 1.275% on assets up to $7 billion and incorporated breakpoints that reduced fee rates upon the Fund reaching $7 billion, $8 billion, $9 billion and $10 billion in size. The amended advisory fee schedule, which became effective on January 1, 2025, includes the same gross advisory fee of 1.275% on assets, but implements a 2 basis point (“bps”) reduction at $7 billion, a 5 bps reduction at $8 billion, a 5 bps reduction at $9 billion, and a 5 bps reduction at $10 billion for a total reduction of 17 bps.
The Board also received and considered information about the nature and extent of services offered and fees charged by Federated Hermes to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-registered fund clients (such as institutional separate accounts) and third-party unaffiliated registered funds for which any of the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s statement that non-registered fund clients are inherently different products due to the following differences, among others: (i) types of targeted investors; (ii) applicable laws and regulations; (iii) legal structures; (iv) average account sizes; (v) portfolio management techniques made necessary by different cash flows and different associated costs; (vi) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing; (vii) SEC mandated risk management programs with respect to fund liquidity and use of derivatives; (viii) questions on regulatory reporting; (ix) a variety of different administrative responsibilities; and (x) degrees of risk associated with management. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary registered fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s registered fund, noting the CCO’s statement that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party registered fund. The Board noted that the CCO emphasized that differences in fees for providing advisory services to other types of clients may not be appropriate when judging the appropriateness of the Federated Hermes Funds’ advisory fees because of the different services provided.
In the case of the Fund, the Board noted that Federated Hermes does not manage any other types of clients that are comparable to the Fund.
Based on these considerations, the Board concluded that the fees and total operating expenses of the Fund, in conjunction with other matters considered, are reasonable in light of the services provided.
Profitability
The Board received and considered profitability information furnished by Federated Hermes. Such profitability information included revenues reported on a fund-by-fund basis and estimates of the allocation of expenses made on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s statement that, while the cost allocation report applies consistent allocation processes for purposes of general comparison of funds, the inherent difficulties in arbitrarily allocating costs lacks precision and may cause the report to be unreliable because a single change in an allocation estimate can dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. In addition, the Board considered the CCO’s statement that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract are consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported to the Board that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable. The Board considered the CCO’s statement that the estimated profitability to the Adviser from its relationship with the Fund was not unreasonable in relation to the services provided.
Annual Financial Statements and Additional Information
26

The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly-held fund management companies, including information regarding profitability trends over time. The Board recognized that profitability comparisons among fund management companies are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund management company is affected by numerous factors. The Board considered the CCO’s statement that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive and that Federated Hermes appeared financially sound, with the resources available to fulfill its contractual obligations.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of isolating and quantifying economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered the breakpoints in the amended contractual advisory fee schedule for the Fund that were implemented beginning January 1, 2025, which further reduce fee rates as the Fund’s assets grow over time. In addition, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as: portfolio management, investment research and trading operations; shareholder services; compliance; business continuity, cybersecurity and information security programs; internal audit and risk management functions; and technology, systems capabilities and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced or expanded services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments are likely to be shared with the family of Federated Hermes Funds as a whole.
In addition, the Board considered that fee waivers and expense reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board considered that, in order for the Federated Hermes Funds to remain competitive in the marketplace, Federated Hermes has frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and has disclosed to shareholders and/or reported to the Board its intention to do so (or continue to do so) in the future. The Board also considered that Federated Hermes has been active in managing expenses of the Federated Hermes Funds in recent years, which has resulted in benefits being realized by shareholders.
The Board also received and considered information on adviser-paid fees (commonly referred to as “revenue sharing” payments) that was provided to the Board throughout the year and in connection with the May Meetings. The Board considered that Federated Hermes believes that this information is relevant to consider whether Federated Hermes had an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, but should not be considered when evaluating the reasonableness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on economies of scale, which is compounded by the lack of any uniform methodology or pattern with respect to structuring fund advisory fees with breakpoints that serve to reduce the fees as a fund attains a certain size.
Other Benefits
The Board considered information regarding the compensation and other ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. The Board considered that Federated Hermes may derive a benefit to its reputation as an adviser to the Fund, which may help in attracting other clients and investment personnel. The Board noted that, in addition to receiving advisory fees under the Federated Hermes Funds’ investment advisory contracts, Federated Hermes’ affiliates also receive fees for providing other services to the Federated Hermes Funds under separate service contracts, including for serving as the Federated Hermes Funds’ administrator and distributor. In this regard, the Board considered that Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing the benefits, if any, that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds.
Conclusions
The Board considered the CCO’s presentation and statements and the information accompanying the CCO Management Fee Report. The Board recognized that its evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year.
Annual Financial Statements and Additional Information
27

On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contracts. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative.
Annual Financial Statements and Additional Information
28

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This information is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Hermes Kaufmann Fund

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedHermes.com/us
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 314172677
CUSIP 314172651
CUSIP 314172644
CUSIP 31421N873
26396 (12/25)
© 2025 Federated Hermes, Inc.

Annual Financial Statements
and Additional Information
October 31, 2025

Share Class | Ticker	A | KLCAX	C | KLCCX	R | KLCKX	Institutional | KLCIX	R6 | KLCSX

Federated Hermes Kaufmann Large Cap Fund

A Portfolio of Federated Hermes Equity Funds

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments
October 31, 2025
Shares			Value
		COMMON STOCKS—99.4%
		Communication Services—11.1%
226,314		Alphabet, Inc., Class A	$ 63,637,234
59,398		Meta Platforms, Inc.	38,510,693
21,700	[1]	Netflix, Inc.	24,279,262
31,500	[1]	Spotify Technology S.A.	20,642,580
		TOTAL	147,069,769
		Consumer Discretionary—9.7%
296,931	[1]	Amazon.com, Inc.	72,516,489
25,145		Home Depot, Inc.	9,544,791
20	[1,2]	New Cotai LLC/Capital	0
29,204	[1]	Tesla, Inc.	13,333,378
234,474		TJX Cos., Inc.	32,859,186
		TOTAL	128,253,844
		Consumer Staples—2.8%
34,700		Costco Wholesale Corp.	31,627,315
47,321		WalMart, Inc.	4,787,939
		TOTAL	36,415,254
		Financials—5.6%
14,998		BlackRock, Inc.	16,239,984
25,541		JPMorgan Chase & Co.	7,946,316
42,589		S&P Global, Inc.	20,749,787
82,896		Visa, Inc., Class A	28,245,983
		TOTAL	73,182,070
		Health Care—10.7%
39,698		AbbVie, Inc.	8,655,752
70,958	[1]	Argenx SE, ADR	58,079,123
106,224		AstraZeneca PLC	17,498,035
175,918	[1]	Boston Scientific Corp.	17,718,461
30,143	[1]	Intuitive Surgical, Inc.	16,104,802
29,204		Stryker Corp.	10,403,633
13,000		UCB S.A.	3,352,131
30,525	[1]	Veeva Systems, Inc.	8,888,880
1,468	[1]	Vertex Pharmaceuticals, Inc.	624,737
		TOTAL	141,325,554
		Industrials—11.2%
14,642	[1]	Axon Enterprise, Inc.	10,721,312
30,491		Eaton Corp. PLC	11,634,146
140,378		GE Aerospace	43,369,783
91,374		Quanta Services, Inc.	41,038,805
63,319		Trane Technologies PLC	28,408,069
130,973	[1]	Uber Technologies, Inc.	12,638,894
		TOTAL	147,811,009
		Information Technology—45.8%
84,392	[1]	Advanced Micro Devices, Inc.	21,614,479
181,462		Apple, Inc.	49,061,881
175,414		Broadcom, Inc.	64,838,277
45,590	[1]	Crowdstrike Holdings, Inc.	24,755,826
96,656	[1]	Datadog, Inc.	15,736,563
97,413		Micron Technology, Inc.	21,798,107
198,687		Microsoft Corp.	102,882,115
Annual Financial Statements and Additional Information
1

Shares			Value
		COMMON STOCKS—continued
		Information Technology—continued
37,619	[1]	MongoDB, Inc.	$ 13,536,069
686,743		NVIDIA Corp.	139,058,590
29,699		Oracle Corp.	7,799,254
34,649	[1]	ServiceNow, Inc.	31,852,133
249,968	[1]	Shopify, Inc.	43,459,437
105,333	[1]	Snowflake, Inc.	28,953,935
131,613		Taiwan Semiconductor Manufacturing Co. Ltd., ADR	39,540,494
		TOTAL	604,887,160
		Materials—1.0%
25,613		Ecolab, Inc.	6,567,173
19,799		Sherwin-Williams Co.	6,829,467
		TOTAL	13,396,640
		Real Estate—0.7%
130,477	[1]	CoStar Group, Inc.	8,978,122
		Utilities—0.8%
126,935		NextEra Energy, Inc.	10,332,509
		TOTAL COMMON STOCKS (IDENTIFIED COST $451,864,839)	1,311,651,931
		INVESTMENT COMPANY—0.9%
11,571,294		Federated Hermes Government Obligations Fund, Premier Shares, 4.03%[3] (IDENTIFIED COST $11,571,294)	11,571,294
		TOTAL INVESTMENT IN SECURITIES—100.3% (IDENTIFIED COST $463,436,133)[4]	1,323,223,225
		OTHER ASSETS AND LIABILITIES - NET—(0.3)%[5]	(3,764,238)
		NET ASSETS—100%	$1,319,458,987
Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended October 31, 2025, were as follows:
Federated Hermes Government Obligations Fund, Premier Shares*
Value as of 10/31/2024	$502,183
Purchases at Cost	$423,236,902
Proceeds from Sales	$(412,167,791)
Change in Unrealized Appreciation/Depreciation	$—
Net Realized Gain/(Loss)	$—
Value as of 10/31/2025	$11,571,294
Shares Held as of 10/31/2025	11,571,294
Dividend Income	$685,028

*	All or a portion of the balance/activity for the fund relates to cash collateral received on securities lending transactions.

1	Non-income-producing security.
2
Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund’s Adviser acting through its Valuation Committee.

3	7-day net yield.
4	The cost of investments for federal tax purposes amounts to $465,140,959.
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of net assets at October 31, 2025.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Annual Financial Statements and Additional Information
2

Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of October 31, 2025, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$1,089,037,916	$—	$0	$1,089,037,916
International	201,763,849	20,850,166	—	222,614,015
Investment Company	11,571,294	—	—	11,571,294
TOTAL SECURITIES	$1,302,373,059	$20,850,166	$0	$1,323,223,225

The following acronym(s) are used throughout this portfolio:
ADR	—American Depositary Receipt
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
3

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended October 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$21.73	$21.02	$24.12	$39.89	$31.46
Income From Investment Operations:
Net investment income (loss)[1]	(0.10)	(0.09)	(0.03)	(0.11)	(0.21)
Net realized and unrealized gain (loss)	5.15	6.70	2.22	(10.54)	9.88
Total From Investment Operations	5.05	6.61	2.19	(10.65)	9.67
Less Distributions:
Distributions from net realized gain	(6.69)	(5.90)	(5.29)	(5.12)	(1.24)
Net Asset Value, End of Period	$20.09	$21.73	$21.02	$24.12	$39.89
Total Return[2]	28.64%	37.81%	11.33%	(30.10)%	31.46%
Ratios to Average Net Assets:
Net expenses[3]	1.08%	1.08%	1.08%	1.08%	1.08%
Net investment income (loss)	(0.56)%	(0.43)%	(0.15)%	(0.38)%	(0.57)%
Expense waiver/reimbursement[4]	0.11%	0.11%	0.11%	0.10%	0.08%
Supplemental Data:
Net assets, end of period (000 omitted)	$554,751	$558,998	$512,559	$598,065	$953,814
Portfolio turnover[5]	18%	18%	19%	15%	28%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

5	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
4

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended October 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$16.11	$17.03	$20.66	$35.18	$28.08
Income From Investment Operations:
Net investment income (loss)[1]	(0.15)	(0.18)	(0.15)	(0.29)	(0.42)
Net realized and unrealized gain (loss)	3.48	5.16	1.81	(9.11)	8.76
Total From Investment Operations	3.33	4.98	1.66	(9.40)	8.34
Less Distributions:
Distributions from net realized gain	(6.69)	(5.90)	(5.29)	(5.12)	(1.24)
Net Asset Value, End of Period	$12.75	$16.11	$17.03	$20.66	$35.18
Total Return[2]	27.60%	36.81%	10.45%	(30.66)%	30.47%
Ratios to Average Net Assets:
Net expenses[3]	1.87%	1.87%	1.86%	1.86%	1.85%
Net investment income (loss)	(1.34)%	(1.19)%	(0.90)%	(1.17)%	(1.33)%
Expense waiver/reimbursement[4]	0.10%	0.10%	0.10%	0.09%	0.08%
Supplemental Data:
Net assets, end of period (000 omitted)	$62,304	$77,369	$97,644	$167,622	$355,877
Portfolio turnover[5]	18%	18%	19%	15%	28%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

5	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
5

Financial Highlights–Class R Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended October 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$18.62	$18.82	$22.20	$37.27	$29.58
Income From Investment Operations:
Net investment income (loss)[1]	(0.13)	(0.14)	(0.09)	(0.20)	(0.32)
Net realized and unrealized gain (loss)	4.23	5.84	2.00	(9.75)	9.25
Total From Investment Operations	4.10	5.70	1.91	(9.95)	8.93
Less Distributions:
Distributions from net realized gain	(6.69)	(5.90)	(5.29)	(5.12)	(1.24)
Net Asset Value, End of Period	$16.03	$18.62	$18.82	$22.20	$37.27
Total Return[2]	28.17%	37.26%	10.97%	(30.38)%	30.94%
Ratios to Average Net Assets:
Net expenses[3]	1.47%	1.47%	1.43%	1.47%	1.47%
Net investment income (loss)	(0.95)%	(0.81)%	(0.50)%	(0.79)%	(0.95)%
Expense waiver/reimbursement[4]	0.15%	0.15%	0.15%	0.16%	0.13%
Supplemental Data:
Net assets, end of period (000 omitted)	$49,969	$46,771	$42,590	$42,626	$82,883
Portfolio turnover[5]	18%	18%	19%	15%	28%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

5	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
6

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended October 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$23.59	$22.32	$25.24	$41.40	$32.53
Income From Investment Operations:
Net investment income (loss)[1]	(0.06)	(0.03)	0.03	(0.05)	(0.12)
Net realized and unrealized gain (loss)	5.70	7.20	2.34	(10.99)	10.23
Total From Investment Operations	5.64	7.17	2.37	(11.04)	10.11
Less Distributions:
Distributions from net realized gain	(6.69)	(5.90)	(5.29)	(5.12)	(1.24)
Net Asset Value, End of Period	$22.54	$23.59	$22.32	$25.24	$41.40
Total Return[2]	28.94%	38.19%	11.59%	(29.93)%	31.79%
Ratios to Average Net Assets:
Net expenses[3]	0.83%	0.83%	0.83%	0.83%	0.83%
Net investment income (loss)	(0.31)%	(0.16)%	0.12%	(0.15)%	(0.32)%
Expense waiver/reimbursement[4]	0.12%	0.11%	0.11%	0.10%	0.09%
Supplemental Data:
Net assets, end of period (000 omitted)	$583,169	$719,123	$862,452	$1,378,126	$3,090,630
Portfolio turnover[5]	18%	18%	19%	15%	28%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

5	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
7

Financial Highlights–Class R6 Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended October 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$23.89	$22.53	$25.41	$41.62	$32.68
Income From Investment Operations:
Net investment income (loss)[1]	(0.05)	(0.03)	0.04	(0.03)	(0.10)
Net realized and unrealized gain (loss)	5.79	7.29	2.37	(11.06)	10.28
Total From Investment Operations	5.74	7.26	2.41	(11.09)	10.18
Less Distributions:
Distributions from net realized gain	(6.69)	(5.90)	(5.29)	(5.12)	(1.24)
Net Asset Value, End of Period	$22.94	$23.89	$22.53	$25.41	$41.62
Total Return[2]	29.03%	38.26%	11.68%	(29.88)%	31.86%
Ratios to Average Net Assets:
Net expenses[3]	0.77%	0.77%	0.77%	0.77%	0.77%
Net investment income (loss)	(0.25)%	(0.11)%	0.18%	(0.11)%	(0.26)%
Expense waiver/reimbursement[4]	0.10%	0.10%	0.10%	0.09%	0.08%
Supplemental Data:
Net assets, end of period (000 omitted)	$69,266	$67,395	$63,898	$102,255	$274,128
Portfolio turnover[5]	18%	18%	19%	15%	28%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

5	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
8

Statement of Assets and Liabilities
October 31, 2025

Assets:
Investment in securities, at value including $11,571,294 of investments in affiliated holdings* (identified cost $463,436,133, including $11,571,294 of identified cost in affiliated holdings)	$1,323,223,225
Income receivable	354,114
Income receivable from affiliated holdings	21,231
Receivable for investments sold	1,271,659
Receivable for shares sold	64,739
Total Assets	1,324,934,968
Liabilities:
Payable for investments purchased	3,458,434
Payable for shares redeemed	1,398,737
Payable for investment adviser fee (Note 5)	23,237
Payable for administrative fee (Note 5)	2,795
Payable for portfolio accounting fees	61,274
Payable for distribution services fee (Note 5)	57,444
Payable for other service fees (Notes 2 and 5)	235,166
Accrued expenses (Note 5)	238,894
Total Liabilities	5,475,981
Net assets for 64,513,943 shares outstanding	$1,319,458,987
Net Assets Consist of:
Paid-in capital	$155,011,284
Total distributable earnings (loss)	1,164,447,703
Net Assets	$1,319,458,987
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Class A Shares:
Net asset value per share ($554,750,820 ÷ 27,617,478 shares outstanding), no par value, unlimited shares authorized	$20.09
Offering price per share (100/94.50 of $20.09)	$21.26
Redemption proceeds per share	$20.09
Class C Shares:
Net asset value per share ($62,304,157 ÷ 4,886,529 shares outstanding), no par value, unlimited shares authorized	$12.75
Offering price per share	$12.75
Redemption proceeds per share (99.00/100 of $12.75)	$12.62
Class R Shares:
Net asset value per share ($49,969,121 ÷ 3,117,580 shares outstanding), no par value, unlimited shares authorized	$16.03
Offering price per share	$16.03
Redemption proceeds per share	$16.03
Institutional Shares:
Net asset value per share ($583,168,914 ÷ 25,872,549 shares outstanding), no par value, unlimited shares authorized	$22.54
Offering price per share	$22.54
Redemption proceeds per share	$22.54
Class R6 Shares:
Net asset value per share ($69,265,975 ÷ 3,019,807 shares outstanding), no par value, unlimited shares authorized	$22.94
Offering price per share	$22.94
Redemption proceeds per share	$22.94

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
9

Statement of Operations
Year Ended October 31, 2025

Investment Income:
Dividends (including $677,221 received from affiliated holdings* and net of foreign taxes withheld of $79,696)	$6,784,485
Net income on securities loaned (includes $7,807 earned from affiliated holdings related to cash collateral balances) (Note 2)	7,547
Interest	213
TOTAL INCOME	6,792,245
Expenses:
Investment adviser fee (Note 5)	9,572,264
Administrative fee (Note 5)	1,002,359
Custodian fees	64,812
Transfer agent fees (Note 2)	1,176,948
Directors’/Trustees’ fees (Note 5)	7,988
Auditing fees	54,754
Legal fees	13,492
Portfolio accounting fees	188,432
Distribution services fee (Note 5)	717,380
Other service fees (Notes 2 and 5)	1,469,457
Share registration costs	94,870
Printing and postage	125,502
Miscellaneous (Note 5)	29,966
TOTAL EXPENSES	14,518,224
Waivers and Reimbursements:
Waiver/reimbursement of investment adviser fee (Note 5)	(1,325,700)
Waivers/reimbursements of other operating expenses (Notes 2 and 5)	(161,681)
TOTAL WAIVERS AND REIMBURSEMENTS	(1,487,381)
Net expenses	13,030,843
Net investment income (loss)	(6,238,598)
Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions:
Net realized gain on investments	313,016,094
Net realized gain on foreign currency transactions	17,202
Net change in unrealized appreciation of investments	22,164,604
Net change in unrealized appreciation/depreciation of translation of assets and liabilities in foreign currency	11,751
Net realized and unrealized gain (loss) on investments and foreign currency transactions	335,209,651
Change in net assets resulting from operations	$328,971,053

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
10

Statement of Changes in Net Assets

Year Ended October 31	2025	2024
Increase (Decrease) in Net Assets
Operations:
Net investment loss	$(6,238,598)	$(5,199,985)
Net realized gain (loss)	313,033,296	444,680,331
Net change in unrealized appreciation/depreciation	22,176,355	78,876,404
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	328,971,053	518,356,750
Distributions to Shareholders:
Class A Shares	(167,392,258)	(138,371,971)
Class C Shares	(29,986,919)	(31,137,977)
Class R Shares	(17,251,275)	(13,301,913)
Institutional Shares	(205,112,223)	(218,751,765)
Class R6 Shares	(16,942,204)	(16,153,241)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(436,684,879)	(417,716,867)
Share Transactions:
Proceeds from sale of shares	189,703,827	222,687,472
Net asset value of shares issued to shareholders in payment of distributions declared	404,913,200	386,404,233
Cost of shares redeemed	(637,100,714)	(819,218,850)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(42,483,687)	(210,127,145)
Change in net assets	(150,197,513)	(109,487,262)
Net Assets:
Beginning of period	1,469,656,500	1,579,143,762
End of period	$1,319,458,987	$1,469,656,500
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
11

Notes to Financial Statements
October 31, 2025
1. ORGANIZATION
Federated Hermes Equity Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of eight portfolios. The financial statements included herein are only those of Federated Hermes Kaufmann Large Cap Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers five classes of shares: Class A Shares, Class C Shares, Class R Shares, Institutional Shares and Class R6 Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide capital appreciation.
Effective August 1, 2024, the Fund’s Board of Trustees (the “Trustees”) approved the replacement of Federated Equity Management Company of Pennsylvania with Federated Global Investment Management Corp. (“Fed Global”) as adviser to the Fund. Previously, Fed Global served as the Fund’s sub-adviser.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■
Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■
Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■
Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Fed Global (the “Adviser”).
■
Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
■
Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
■
For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Act, Trustees have designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between
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the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■
With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■
Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income and capital gains, if any, are declared and paid at least annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waivers and reimbursements of $1,487,381 is disclosed in various locations in this Note 2 and Note 5. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Transfer Agent Fees
For the year ended October 31, 2025, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Class A Shares	$451,496	$(57,358)
Class C Shares	69,154	—
Class R Shares	119,374	—
Institutional Shares	527,178	(81,227)
Class R6 Shares	9,746	—
TOTAL	$1,176,948	$(138,585)
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Class A Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees.
For the year ended October 31, 2025, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$1,307,316
Class C Shares	162,141
TOTAL	$1,469,457
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Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986 and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended October 31, 2025, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of October 31, 2025, tax years 2022 through 2025 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Adviser.
Securities Lending
The Fund participates in a securities lending program providing for the lending of equity securities to qualified brokers. The term of the loans within the program is one year or less. The Fund receives cash collateral for securities loaned, which generally is invested in an affiliated money market fund. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. In accordance with the Fund’s securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Fund on the next business day. Earnings from collateral invested in affiliated holdings as presented parenthetically on the Statement of Operations do not reflect fees and rebates and are allocated between the borrower of the security, the securities lending agent, as a fee for its services under the program and the Fund, according to agreed-upon rates. The Fund will not have the right to vote on securities while they are on loan. However, the Fund will attempt to terminate a loan in an effort to reacquire the securities in time to vote on matters that are deemed to be material by the Adviser. There can be no assurance that the Fund will have sufficient notice of such matters to be able to terminate the loan in time to vote thereon.
As of October 31, 2025, the Fund had no outstanding securities on loan.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
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3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Year Ended 10/31/2025		Year Ended 10/31/2024
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	2,371,494	$42,507,193	2,925,677	$58,643,638
Shares issued to shareholders in payment of distributions declared	9,158,157	156,421,324	7,255,599	128,424,101
Shares redeemed	(9,639,315)	(169,525,127)	(8,842,158)	(179,971,826)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	1,890,336	$29,403,390	1,339,118	$7,095,913
	Year Ended 10/31/2025		Year Ended 10/31/2024
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	470,387	$5,343,730	606,841	$9,360,063
Shares issued to shareholders in payment of distributions declared	2,682,684	29,294,914	2,304,600	30,443,763
Shares redeemed	(3,070,458)	(35,364,334)	(3,840,025)	(58,516,337)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	82,613	$(725,690)	(928,584)	$(18,712,511)
	Year Ended 10/31/2025		Year Ended 10/31/2024
Class R Shares:	Shares	Amount	Shares	Amount
Shares sold	457,813	$6,878,851	243,180	$4,206,861
Shares issued to shareholders in payment of distributions declared	1,228,504	16,805,937	861,859	13,117,502
Shares redeemed	(1,080,297)	(14,716,658)	(856,836)	(14,838,091)
NET CHANGE RESULTING FROM CLASS R SHARE TRANSACTIONS	606,020	$8,968,130	248,203	$2,486,272
	Year Ended 10/31/2025		Year Ended 10/31/2024
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	5,282,668	$116,042,873	6,115,511	$138,069,855
Shares issued to shareholders in payment of distributions declared	9,888,283	189,162,852	10,503,289	201,348,045
Shares redeemed	(19,786,323)	(387,625,035)	(24,767,987)	(537,903,894)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(4,615,372)	$(82,419,310)	(8,149,187)	$(198,485,994)
	Year Ended 10/31/2025		Year Ended 10/31/2024
Class R6 Shares:	Shares	Amount	Shares	Amount
Shares sold	964,868	$18,931,180	566,617	$12,407,055
Shares issued to shareholders in payment of distributions declared	680,112	13,228,173	673,753	13,070,822
Shares redeemed	(1,446,765)	(29,869,560)	(1,255,107)	(27,988,702)
NET CHANGE RESULTING FROM CLASS R6 SHARE TRANSACTIONS	198,215	$2,289,793	(14,737)	$(2,510,825)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(1,838,188)	$(42,483,687)	(7,505,187)	$(210,127,145)
4. FEDERAL TAX INFORMATION
The accounting treatment of certain items in accordance with income tax regulations may differ from the accounting treatment inaccordance with GAAP which may result in permanent differences. In the case of the Fund, such differences result from net operating loss from nondeductible expenses.
For the year ended October 31, 2025, permanent differences identified and reclassified among the components of net assets were as follows:
Increase (Decrease)
Paid-In Capital	Total Distributable Earnings (Loss)
$(844,293)	$844,293
Net Assets were not affected by this.
Annual Financial Statements and Additional Information
15

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended October 31, 2025 and 2024, was as follows:
	2025	2024
Ordinary income[1]	$4,932,872	$—
Long-term capital gains	$431,752,007	$417,716,867

1	For tax purposes, short-term capital gain distributions are considered ordinary income distributions.
As of October 31, 2025, the components of distributable earnings on a tax-basis were as follows:
Net unrealized appreciation	$858,082,266
Undistributed long-term capital gains	$311,744,327
Capital loss carryforwards and deferrals	$(5,377,103)
Other temporary differences	$(1,787)
TOTAL	$1,164,447,703
At October 31, 2025, the cost of investments for federal tax purposes was $465,140,959. The net unrealized appreciation of investments for federal tax purposes was $858,082,266. This consists of unrealized appreciation from investments for those securities having an excess of value over cost of $859,676,673 and unrealized depreciation from investments for those securities having an excess of cost over value of $1,594,407. The difference between book-basis and tax-basis net unrealized appreciation is attributable to differing treatments for deferral of losses on wash sales.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.74% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund for competitive reasons such as to maintain the Fund’s expense ratio, or as and when appropriate, to maintain positive or zero net yields. For the year ended October 31, 2025, the Adviser voluntarily waived $1,314,542 of its fee and voluntarily reimbursed $138,585 of transfer agent fees.
The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the year ended October 31, 2025, the Adviser reimbursed $11,158.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended October 31, 2025, the annualized fee paid to FAS was 0.077% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s Class A Shares, Class C Shares and Class R Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Percentage of Average Daily Net Assets of Class
Class A Shares	0.25%
Class C Shares	0.75%
Class R Shares	0.50%
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16

Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the year ended October 31, 2025, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Class C Shares	$486,422	$—
Class R Shares	230,958	(23,096)
TOTAL	$717,380	$(23,096)
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares.
For the year ended October 31, 2025, FSC retained $4,029 of fees paid by the Fund. For the year ended October 31, 2025, the Fund’s Class A Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Trustees.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the year ended October 31, 2025, FSC retained $13,312 in sales charges from the sale of Class A Shares. FSC also retained $669 of CDSC relating to redemptions of Class A Shares and $2,846 relating to redemptions of Class C Shares, respectively.
Other Service Fees
For the year ended October 31, 2025, FSSC received $41,765 of the other service fees disclosed in Note 2.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Effective January 1, 2026, total annual fund operating expenses (as shown in the financial highlights, excluding dividends and other expenses related to short sales, interest expense, extraordinary expenses and proxy-related expenses, if any) paid by the Fund’s Class A Shares, Class C Shares, Class R Shares, Institutional Shares and Class R6 Shares (after the voluntary waivers and/or reimbursements) will not exceed 1.09%, 1.89%, 1.48%, 0.84% and 0.78% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) January 1, 2027; or (b) the date of the Fund’s next effective Prospectus. Prior to January 1, 2026, the fee limit for the Class A Shares, Class C Shares, Class R Shares, Institutional Shares and Class R6 Shares was 1.08%, 1.88%, 1.47%, 0.83% and 0.77%, respectively. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the approval of the Trustees.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended October 31, 2025, were as follows:
Purchases	$236,815,731
Sales	$724,722,921
7. CONCENTRATION OF RISK
The Fund may invest a portion of its assets in securities of companies that are deemed by the Fund’s management to be classified in similar business sectors. Economic developments may have an effect on the liquidity and volatility of the portfolio securities.
A substantial portion of the Fund’s portfolio may be comprised of entities in the Information Technology sector. As a result, the Fund may be more susceptible to any economic, business, political or other developments which generally affect these entities.
8. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 17, 2025. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to (a) the highest,
Annual Financial Statements and Additional Information
17

on any day, of (i) the federal funds effective rate, (ii) the published secured overnight financing rate plus an assigned percentage, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of October 31, 2025, the Fund had no outstanding loans. During the year ended October 31, 2025, the Fund did not utilize the LOC.
9. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of October 31, 2025, there were no outstanding loans. During the year ended October 31, 2025, the program was not utilized.
10. OPERATING SEGMENTS
In this reporting period, the Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. A management committee of the Adviser acts as the CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the strategic asset allocation is determined based on the investment objective of the Fund and executed by the Fund’s portfolio management team. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions) which is reviewed by the CODM to assess the Fund’s performance in comparison to the Fund’s benchmarks and to make resource allocation decisions for the Fund’s single segment is consistent with the information presented in these financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statement of Operations.
11. INDEMNIFICATIONS
Under the Fund’s organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund (other than liabilities arising out of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties to the Fund). In addition, in the normal course of business, the Fund provides certain indemnifications under arrangements with third parties. Typically, obligations to indemnify a third party arise in the context of an arrangement entered into by the Fund under which the Fund agrees to indemnify such third party for certain liabilities arising out of actions taken pursuant to the arrangement, provided the third party’s actions are not deemed to have breached an agreed-upon standard of care (such as willful misfeasance, bad faith, gross negligence or reckless disregard of their duties under the contract). The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet arisen. The Fund does not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly expects the risk of loss to be remote.
12. FEDERAL TAX INFORMATION (UNAUDITED)
Of the ordinary income distributions made by the Fund during the year ended October 31, 2025, 100% qualify for the dividend received deduction available to corporate shareholders.
For the fiscal year ended October 31, 2025, 100% of total ordinary income (including short-term capital gains) distributions made by the Fund are qualifying dividends which may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Act of 2003. Complete information is reported in conjunction with the reporting of your distributions on Form 1099-DIV.
For the year ended October 31, 2025, the amount of long-term capital gains designated by the Fund was $431,752,007.
Annual Financial Statements and Additional Information
18

Report of Independent Registered Public Accounting Firm
TO THE SHAREHOLDERS AND THE BOARD OF TRUSTEES OF FEDERATED HERMES KAUFMANN LARGE CAP FUND:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Federated Hermes Kaufmann Large Cap Fund (the “Fund”) (one of the portfolios constituting Federated Hermes Equity Funds (the “Trust”)), including the portfolio of investments, as of October 31, 2025, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the portfolios constituting Federated Hermes Equity Funds) at October 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2025, by correspondence with the custodian, brokers, and others; when replies were not received from brokers or others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Federated Hermes investment companies since 1979.
Boston, Massachusetts
December 23, 2025
Annual Financial Statements and Additional Information
19

Evaluation and Approval of Advisory Contract–May 2025
Federated Hermes Kaufmann Large Cap Fund (the “Fund”)
At its meetings in May 2025 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Global Investment Management Corp. (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering such information deemed necessary to evaluate the terms of the Contract and to approve the continuation of the existing arrangements. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written report regarding data related to the Fund’s management fee (the “CCO Management Fee Report”). The Board considered the CCO Management Fee Report, along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract.
In addition to the CCO Management Fee Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes by independent legal counsel on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also considered such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year. The Independent Trustees also considered the presentation from Federated Hermes’ Chief Investment Officer of Equities received at the Board’s February 2025 meetings regarding the results and status of the performance plans for the Fund previously discussed at the Board’s February 2023 and 2024 meetings.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: (1) copies of the Contract; (2) the nature, quality and extent of the advisory and other services provided to the Fund by Federated Hermes; (3) Federated Hermes’ business and operations; (4) the Adviser’s investment philosophy, personnel and processes; (5) the Fund’s investment objective and strategies; (6) the Fund’s short-term and long-term performance–in absolute terms (both on a gross basis and net of expenses) and relative to an appropriate group of peer funds and its benchmark; (7) the Fund’s fees and expenses, including the advisory fee and the overall expense structure of the Fund–in absolute terms and relative to an appropriate group of peer funds, with due regard for contractual or voluntary expense limitations (if any); (8) the financial condition of Federated Hermes; (9) the Adviser’s profitability with respect to managing the Fund; (10) distribution and sales activity for the Fund; and (11) the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any).
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees charged to other registered funds in evaluating the Contract. Using these judicial decisions as a guide, the Board considered several factors it deemed relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund, including: (1) the nature and quality of the services provided by the adviser to the fund and its shareholders, including the performance of the fund, its benchmark and comparable funds; (2) the adviser’s cost of providing the services and the profitability to the adviser of providing advisory services to the fund; (3) the extent to which the adviser may realize “economies of scale” as the fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with the fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to the adviser because of its relationship with the fund, including research services received from brokers that execute fund trades and any fees paid to affiliates of the adviser for services rendered to the fund; (5) comparative fees and expenses, including a comparison of management fees paid to the adviser with those paid by similar funds managed by the same adviser or other advisers as well as management fees charged to institutional and other advisory clients of the same adviser for what might be viewed as like services; and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of the adviser’s services and fees. The Board considered that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its evaluation of the Contract to the extent it
Annual Financial Statements and Additional Information
20

considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the oversight of the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the “Federated Hermes Funds”).
In addition, the Board considered the preferences and expectations of Fund shareholders and the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contract. In particular, the Board recognized that many shareholders likely have invested in the Fund based on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that there are a range of investment options available to the Fund’s shareholders in the marketplace and such shareholders, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year. The Board recognized that its evaluation process is evolutionary and that the factors considered and the emphasis placed on relevant factors may change in recognition of changing circumstances in the registered fund marketplace. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the family of Federated Hermes Funds, but its approvals were made on a fund-by-fund basis.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of Federated Hermes dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contract and the full range of services provided to the Fund by Federated Hermes. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade operations capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and evaluated Federated Hermes’ ability and experience in attracting and retaining qualified personnel to service the Fund. The Board considered the trading operations by the Adviser, including the execution of portfolio transactions and the selection of brokers for those transactions. The Board also considered the Adviser’s ability to deliver competitive investment performance for the Fund when compared to the Fund’s Performance Peer Group (as defined below).
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board considered Federated Hermes’ oversight of the securities lending program for the Federated Hermes Funds that engage in securities lending and noted the income earned by the Federated Hermes Funds that participate in such program. In addition, the Board considered the quality of Federated Hermes’ communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Federated Hermes Funds. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board received and evaluated information regarding Federated Hermes’ regulatory and compliance environment. The Board considered Federated Hermes’ compliance program and compliance history and reports from the CCO about Federated Hermes’ compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and the compliance-related resources devoted by Federated Hermes in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, as amended, including Federated Hermes’ commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ approach to internal audits and risk management with respect to the Federated Hermes Funds and its day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time
Annual Financial Statements and Additional Information
21

led, and continue to lead, to an increase in the scope of Federated Hermes’ oversight in this regard. In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate.
The Board considered Federated Hermes’ efforts to provide shareholders in the Federated Hermes Funds with a comprehensive array of funds with different investment objectives, policies and strategies. The Board considered the expenses that Federated Hermes had incurred, as well as the entrepreneurial and other risks assumed by Federated Hermes, in sponsoring and providing on-going services to new funds to expand these opportunities for shareholders. The Board noted the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges.
Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided by the Adviser to the Fund.
Fund Investment Performance
The Board considered the investment performance of the Fund. In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks. The Board considered detailed investment reports on, and the Adviser’s analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings. These reports included, among other items, information on the Fund’s gross and net returns, the Fund’s investment performance compared to one or more relevant categories or groups of peer funds and the Fund’s benchmark, performance attribution information and commentary on the effect of market conditions. The Board noted that it evaluated investment performance at meetings throughout the year and received reports from Federated Hermes regarding the performance of certain Federated Hermes Funds as well as Federated Hermes’ explanations for less favorable performance and any specific actions Federated Hermes had taken, or had determined to take, to seek to enhance Fund investment performance and the results of those actions.
The Board also reviewed comparative information regarding the performance of other registered funds in the category of peer funds selected by Morningstar, Inc. (“Morningstar”), an independent fund ranking organization (the “Performance Peer Group”). The Board noted the CCO’s statement that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund.
The Board also considered comparative performance data from Lipper, Inc. that was included in reports provided to the Board throughout the year. The Board noted that differences may exist between the Performance Peer Group and Lipper peers and that the results of these performance comparisons may vary.
The Board considered that the Fund’s performance fell below the median of the Performance Peer Group for the one-year, three-year and five-year periods ended December 31, 2024. The Board discussed the Fund’s performance with the Advisers, including the reasons for and any plans to seek to improve the Fund’s performance, and recognized the efforts being taken by the Adviser in the context of other factors considered relevant by the Board.
Based on these considerations, the Board concluded that it had continued confidence in the Adviser’s overall capabilities to manage the Fund.
Fund Expenses
The Board considered the advisory fee and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the overall category of peer funds selected by Morningstar (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall Morningstar category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall Morningstar category.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged to funds by other advisers, the use of comparisons between the Fund and its Expense Peer Group assisted the Board in its evaluation of the Fund’s fees and expenses. The Board focused on comparisons with other registered funds more heavily than non-registered fund products or services because such comparisons are believed to be more relevant.
Annual Financial Statements and Additional Information
22

The Board considered that other registered funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s shareholders. The Board noted that the range of such other registered funds’ fees and expenses, therefore, appears to be a relevant indicator of what investors have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was above the median of the Expense Peer Group, but the Board noted the applicable waivers and reimbursements, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board. In considering the Fund’s expenses, the Board noted that the Adviser recommended, and the Board approved, a gross advisory fee reduction from 0.75% to 0.74% for the Fund at its meeting in May 2024.
The Board also received and considered information about the nature and extent of services offered and fees charged by Federated Hermes to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-registered fund clients (such as institutional separate accounts) and third-party unaffiliated registered funds for which any of the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s statement that non-registered fund clients are inherently different products due to the following differences, among others: (i) types of targeted investors; (ii) applicable laws and regulations; (iii) legal structures; (iv) average account sizes; (v) portfolio management techniques made necessary by different cash flows and different associated costs; (vi) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing; (vii) SEC mandated risk management programs with respect to fund liquidity and use of derivatives; (viii) questions on regulatory reporting; (ix) a variety of different administrative responsibilities; and (x) degrees of risk associated with management. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary registered fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s registered fund, noting the CCO’s statement that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party registered fund. The Board noted that the CCO emphasized that differences in fees for providing advisory services to other types of clients may not be appropriate when judging the appropriateness of the Federated Hermes Funds’ advisory fees because of the different services provided.
Based on these considerations, the Board concluded that the fees and total operating expenses of the Fund, in conjunction with other matters considered, are reasonable in light of the services provided.
Profitability
The Board received and considered profitability information furnished by Federated Hermes. Such profitability information included revenues reported on a fund-by-fund basis and estimates of the allocation of expenses made on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s statement that, while the cost allocation report applies consistent allocation processes for purposes of general comparison of funds, the inherent difficulties in arbitrarily allocating costs lacks precision and may cause the report to be unreliable because a single change in an allocation estimate can dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. In addition, the Board considered the CCO’s statement that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract are consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported to the Board that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable. The Board considered the CCO’s statement that the estimated profitability to the Adviser from its relationship with the Fund was not unreasonable in relation to the services provided.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly-held fund management companies, including information regarding profitability trends over time. The Board recognized that profitability comparisons among fund management companies are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund management company is affected by numerous factors. The Board considered the CCO’s statement that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive and that Federated Hermes appeared financially sound, with the resources available to fulfill its contractual obligations.
Annual Financial Statements and Additional Information
23

Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of isolating and quantifying economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as: portfolio management, investment research and trading operations; shareholder services; compliance; business continuity, cybersecurity and information security programs; internal audit and risk management functions; and technology, systems capabilities and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced or expanded services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments are likely to be shared with the family of Federated Hermes Funds as a whole.
In addition, the Board considered that fee waivers and expense reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board considered that, in order for the Federated Hermes Funds to remain competitive in the marketplace, Federated Hermes has frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and has disclosed to shareholders and/or reported to the Board its intention to do so (or continue to do so) in the future. The Board also considered that Federated Hermes has been active in managing expenses of the Federated Hermes Funds in recent years, which has resulted in benefits being realized by shareholders.
The Board also received and considered information on adviser-paid fees (commonly referred to as “revenue sharing” payments) that was provided to the Board throughout the year and in connection with the May Meetings. The Board considered that Federated Hermes believes that this information is relevant to consider whether Federated Hermes had an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, but should not be considered when evaluating the reasonableness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on economies of scale, which is compounded by the lack of any uniform methodology or pattern with respect to structuring fund advisory fees with breakpoints that serve to reduce the fees as a fund attains a certain size.
Other Benefits
The Board considered information regarding the compensation and other ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. The Board considered that Federated Hermes may derive a benefit to its reputation as an adviser to the Fund, which may help in attracting other clients and investment personnel. The Board noted that, in addition to receiving advisory fees under the Federated Hermes Funds’ investment advisory contracts, Federated Hermes’ affiliates also receive fees for providing other services to the Federated Hermes Funds under separate service contracts, including for serving as the Federated Hermes Funds’ administrator and distributor. In this regard, the Board considered that Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing the benefits, if any, that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds.
Conclusions
The Board considered the CCO’s presentation and statements and the information accompanying the CCO Management Fee Report. The Board recognized that its evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative.
Annual Financial Statements and Additional Information
24

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This information is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Hermes Kaufmann Large Cap Fund

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedHermes.com/us
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 314172446
CUSIP 314172438
CUSIP 314172420
CUSIP 314172412
CUSIP 314172131
39667 (12/25)
© 2025 Federated Hermes, Inc.

Annual Financial Statements
and Additional Information
October 31, 2025

Share Class | Ticker	A | FKASX	C | FKCSX	R | FKKSX	Institutional | FKAIX	R6 | FKALX

Federated Hermes Kaufmann Small Cap Fund

A Portfolio of Federated Hermes Equity Funds

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments
October 31, 2025
Shares			Value
		COMMON STOCKS—96.5%
		Communication Services—1.0%
650,000	[1]	MNTN, Inc.	$ 10,777,000
300,000	[1]	Pinterest, Inc.	9,930,000
1,844,611	[1]	Reservoir Media, Inc.	14,019,043
		TOTAL	34,726,043
		Consumer Discretionary—11.6%
638,500	[1]	Birkenstock Holding PLC	25,482,535
125,000	[1]	Black Rock Coffee Bar, Inc.	3,207,500
80,900	[1]	Boot Barn Holdings, Inc.	15,342,685
101,000	[2]	Brunello Cucinelli SpA	10,175,537
141,000	[1]	Cava Group, Inc.	7,575,930
450,000	[1]	DraftKings, Inc.	13,765,500
100,000	[1]	Duolingo, Inc.	27,064,000
521,200	[1]	Dutch Bros, Inc.	28,947,448
892,000	[1]	First Watch Restaurant Group, Inc.	14,709,080
262,000	[1]	Floor & Decor Holdings, Inc.	16,369,760
235,900		Moncler SpA	14,092,795
117,700	[1]	Ollie’s Bargain Outlet Holdings, Inc.	14,219,337
506,100	[1]	On Holding AG	18,801,615
350,000	[1]	Planet Fitness, Inc.	31,741,500
527,300	[1,2]	Smith Douglas Home Corp.	9,211,931
1,325,000	[1]	Sportradar Group AG	33,933,250
71,800		Texas Roadhouse, Inc.	11,745,044
675,000	[1]	Viking Holdings Ltd.	41,073,750
148,300		Wingstop, Inc.	32,126,229
476,700	[1]	YETI Holdings, Inc.	16,203,033
		TOTAL	385,788,459
		Consumer Staples—1.5%
547,600	[1]	Chefs Warehouse, Inc.	32,308,400
450,000	[1]	Maplebear, Inc.	16,587,000
		TOTAL	48,895,400
		Energy—0.3%
366,500		Archrock, Inc.	9,261,455
		Financials—5.8%
400,000	[1,2]	Accelerant Holdings	4,648,000
360,000		Ares Management Corp.	53,535,600
200,000		Artisan Partners Asset Management, Inc.	8,732,000
600,000		Blue Owl Capital, Inc.	9,462,000
265,000	[1,2]	Bullish	13,401,050
350,000	[1,2]	Chime Financial, Inc.	6,009,500
200,000	[1,2]	Etoro Group Ltd.	7,412,000
225,000	[1]	Figure Technology Solutions, Inc.	8,910,000
175,000		First Financial Bankshares, Inc.	5,405,750
350,000		Hamilton Lane, Inc.	39,886,000
250,000	[1]	Miami International Holdings, Inc.	10,925,000
50,000		ServisFirst Bancshares, Inc.	3,513,500
600,000	[1,2]	Slide Insurance Holdings, Inc.	9,594,000
308,000	[1]	Toast, Inc.	11,131,120
		TOTAL	192,565,520
		Health Care—27.3%
100,500	[1]	Abivax S.A., ADR	10,293,210
Annual Financial Statements and Additional Information

Shares			Value
		COMMON STOCKS—continued
		Health Care—continued
290,000	[1,2]	AnaptysBio, Inc.	$ 10,608,200
2,198,020	[1,2]	Arcturus Therapeutics Holdings, Inc.	21,914,259
235,018	[1]	Argenx SE	191,985,400
5,074,231	[1,2,3]	AstraZeneca PLC, Rights	2,790,827
4,806,877	[1,2]	aTyr Pharma, Inc.	4,162,756
840,000	[1]	Centessa Pharmaceuticals Ltd., ADR	20,916,000
786,751	[1]	Ceribell, Inc.	8,968,961
1,950,000	[1,2,3]	Contra Akouos, Inc., Rights	1,025,700
60,560	[1]	Dyne Therapeutics, Inc.	1,367,445
1,982,000	[1]	EyePoint Pharmaceuticals, Inc.	25,944,380
702,400	[1]	Forte Biosciences, Inc.	9,089,056
285,000	[1,2]	Genmab A/S, ADR	8,153,850
588,842	[1]	Guardant Health, Inc.	54,774,083
1,368,192	[1]	IDEAYA Biosciences, Inc.	43,590,597
103,800	[1]	Inspire Medical Systems, Inc.	7,481,904
155,200	[1]	Insulet Corp.	48,579,152
400,000	[1,2]	Kestra Medical Technologies, Inc.	10,952,000
267,300	[1]	Kymera Therapeutics, Inc.	16,529,832
527,700	[1]	Legend Biotech Corp., ADR	17,097,480
640,000	[1]	Merus NV	60,710,400
605,000	[1,2]	Minerva Neurosciences, Inc.	2,541,000
146,300	[1]	Natera, Inc.	29,103,459
14,729,500	[1,3]	Novartis AG, Rights	17,086,220
500,000	[1,2]	Omada Health, Inc.	12,285,000
161,323	[1]	Palvella Therapeutics	12,880,028
150,000	[1]	PROCEPT BioRobotics Corp.	5,104,500
4,345,860	[1]	Rezolute, Inc.	40,503,415
758,000	[1]	Rhythm Pharmaceuticals, Inc.	86,230,080
383,400	[1]	Scholar Rock Holding Corp.	11,356,308
385,728	[1]	Scynexis, Inc.	254,580
200,000	[1,2]	Shoulder Innovations, Inc.	2,344,000
60,446		UCB SA	15,586,377
195,600	[1]	Ultragenyx Pharmaceutical, Inc.	6,767,760
70,600	[1]	Veeva Systems, Inc.	20,558,720
200,000	[1]	Vericel Corp.	7,012,000
1,609,082	[1]	Wave Life Sciences Ltd.	14,546,101
232,500	[1]	Xenon Pharmaceuticals, Inc.	9,746,400
1,097,759	[1,2]	Zenas Biopharma, Inc.	34,304,969
		TOTAL	905,146,409
		Industrials—23.5%
100,000	[1,2]	Alliance Laundry Holdings, Inc.	2,650,000
410,500	[1]	Amprius Technologies, Inc.	5,783,946
211,800		Applied Industrial Technologies, Inc.	54,451,662
496,400	[1]	ATI, Inc.	49,128,709
61,100	[1]	Axon Enterprise, Inc.	44,739,253
285,800		AZZ, Inc.	28,537,130
1,315,056	[1]	Centuri Holdings, Inc.	26,550,981
127,550		Comfort Systems USA, Inc.	123,159,729
72,000	[1]	Construction Partners, Inc.	8,233,200
740,000	[1]	Fiverr International Ltd.	16,753,600
171,200		FTAI Aviation Ltd.	29,600,480
169,500		HEICO Corp.	53,862,015
188,200	[1]	Kratos Defense & Security Solutions	17,050,920
506,800	[1]	Legence Corp.	20,966,316
Annual Financial Statements and Additional Information

Shares			Value
		COMMON STOCKS—continued
		Industrials—continued
629,100	[1]	Loar Holdings, Inc.	$ 49,780,683
273,000	[1]	NEXTracker, Inc.	27,633,060
95,000		Powell Industries, Inc.	36,422,050
23,200	[1]	RBC Bearings, Inc.	9,941,896
1,053,300	[1]	StandardAero, Inc.	30,429,837
657,200		UL Solutions, Inc.	51,176,164
325,000	[1,2]	Voyager Technologies, Inc.	9,938,500
264,800	[1]	XPO, Inc.	38,096,776
292,500		Xylem, Inc.	44,123,625
		TOTAL	779,010,532
		Information Technology—20.7%
100,000	[1]	Astera Labs, Inc.	18,668,000
186,800		BE Semiconductor Industries N.V.	31,798,137
610,000	[1,2]	Camtek Ltd.	75,530,200
30,000	[1,2]	Circle Internet Finance PLC	3,809,400
92,600	[1]	Commvault Systems, Inc.	12,891,772
50,000	[1]	Credo Technology Group Holding Ltd.	9,381,000
90,400	[1]	CyberArk Software Ltd.	47,078,512
500,000	[1]	Digitalocean Holdings, Inc.	20,330,000
283,000	[1]	Elastic N.V.	25,249,260
28,650	[1]	HubSpot, Inc.	14,093,508
75,000	[1]	IonQ, Inc.	4,678,500
141,500	[1]	JFrog Ltd.	6,718,420
1,362,400	[1]	Klaviyo, Inc.	35,422,400
150,000	[1]	MongoDB, Inc.	53,973,000
24,000		Motorola Solutions, Inc.	9,761,040
800,000	[1]	Netskope, Inc.	18,912,000
850,000	[1]	OneStream, Inc.	16,056,500
315,000	[1]	Q2 Holdings, Inc.	19,454,400
1,430,000	[1]	QXO, Inc.	25,268,100
92,500	[1]	Rambus, Inc.	9,512,700
725,500	[1]	Rubrik, Inc.	54,608,385
969,500	[1]	SentinelOne, Inc.	17,305,575
343,000	[1]	Shopify, Inc.	59,633,980
125,000	[1]	Sitime Corp.	36,205,000
1,000,000	[1]	SoundThinking, Inc.	9,350,000
40,300	[1]	Tyler Technologies, Inc.	19,193,278
50,000	[1]	Vertex, Inc.	1,145,000
190,000	[1]	Via Transportation, Inc.	10,151,700
140,000	[1]	Wix.com Ltd.	20,375,600
		TOTAL	686,555,367
		Materials—1.0%
110,300		Eagle Materials, Inc.	23,418,896
178,600	[1]	MP Materials Corp.	11,267,874
		TOTAL	34,686,770
		Real Estate—3.3%
300,000	[1]	CoStar Group, Inc.	20,643,000
500,000		Gaming and Leisure Properties, Inc.	22,330,000
205,000		Lamar Advertising Co.	24,310,950
400,000		Ryman Hospitality Properties, Inc.	34,764,000
200,000		VICI Properties, Inc.	5,998,000
		TOTAL	108,045,950
Annual Financial Statements and Additional Information

Shares			Value
		COMMON STOCKS—continued
		Utilities—0.5%
633,000	[1]	WaterBridge Infrastructure LLC	$ 15,192,000
		TOTAL COMMON STOCKS (IDENTIFIED COST $1,863,563,892)	3,199,873,905
		PREFERRED STOCKS—0.8%
		Health Care—0.8%
2,178,049	[3,4]	CeQur S.A.	11,059,244
3,280	[3,4]	Minerva Neurosciences, Inc., 1.000%	4,887,036
3,571	[3,4]	Ovid Therapeutics, Inc., Conv. Pfd., 1.000%	3,722,768
188,702	[1,3,4]	Sail Biomedicines, Inc.	5,357,118
		TOTAL PREFERRED STOCKS (IDENTIFIED COST $25,227,381)	25,026,166
		WARRANTS—1.2%
		Health Care—1.2%
766,284	[1]	Gossamer Bio, Inc., Warrants 7/24/2028	1,723,678
3,280	[1,3,4]	Minerva Neurosciences, Inc., Tranche A Warrants 12/31/2099	3,223,931
1,640	[1,3,4]	Minerva Neurosciences, Inc., Tranche B Warrants 12/31/2099	1,935,615
162,100	[1]	Minerva Neurosciences, Inc., Warrants 12/31/2099	680,820
2,380,666	[1,3,4]	Ovid Therapeutics, Inc., Series A Warrants 10/6/2030	782,763
1,785,500	[1,3,4]	Ovid Therapeutics, Inc., Warrants 10/6/2030	1,693,993
193,334	[1]	Rezolute, Inc., Warrants 10/8/2027	407,103
64,800	[1]	Rezolute, Inc., Warrants 1/1/2099	603,936
533,000	[1]	Rezolute, Inc., Warrants 4/30/2099	4,967,560
839,900	[1]	Rezolute, Inc., Warrants 6/24/2099	7,827,868
1,685,800	[1]	Rezolute, Inc., Warrants 12/31/2099	15,711,656
165,355	[1]	Scynexis, Inc., Warrants 4/26/2029	23,646
1,441,000	[1]	Scynexis, Inc., Warrants 1/1/2099	951,060
		TOTAL WARRANTS (IDENTIFIED COST $22,635,357)	40,533,629
		INVESTMENT COMPANY—6.3%
207,593,682		Federated Hermes Government Obligations Fund, Premier Shares, 4.03%[5] (IDENTIFIED COST $207,593,682)	207,593,682
		TOTAL INVESTMENT IN SECURITIES—104.8% (IDENTIFIED COST $2,119,020,312)[6]	3,473,027,382
		OTHER ASSETS AND LIABILITIES - NET—(4.8)%[7]	(158,401,282)
		NET ASSETS—100%	$3,314,626,100
Annual Financial Statements and Additional Information

An affiliated company is a company in which the Fund, alone or in combination with other Federated Hermes funds, has ownership of at least 5% of the voting shares. Transactions with affiliated companies during the period ended October 31, 2025, were as follows:
Affiliated	Value as of 10/31/2024	Purchases at Cost*	Proceeds from Sales*	Change in Unrealized Appreciation/ (Depreciation)*	Net Realized Gain/ (Loss)*	Value as of 10/31/2025	Shares Held as of 10/31/2025	Dividend Income*
Consumer Discretionary:
Smith Douglas Home Corp.	$17,464,176	$—	$—	$(8,252,245)	$—	$9,211,931	527,300	$—
Health Care:
Arcturus Therapeutics Holdings, Inc.	$38,970,895	$—	$—	$(17,056,636)	$—	$21,914,259	2,198,020	$—
aTyr Pharma, Inc.	$20,654,400	$—	$(1,869,073)	$(2,853,976)	$(11,768,595)	$4,162,756	4,806,877	$—
EyePoint Pharmaceuticals, Inc.	$18,945,219	$5,964,000	$(540,634)	$2,421,029	$(845,234)	$25,944,380	1,982,000	$—
Forte Biosciences, Inc.	$—	$8,140,203	$—	$948,853	$—	$9,089,056	702,400	$—
IDEAYA Biosciences, Inc.**	$66,492,214	$1,331,595	$(25,010,967)	$1,033,948	$(256,193)	$43,590,597	1,368,192	$—
Minerva Neurosciences, Inc.	$1,448,975	$—	$—	$1,092,025	$—	$2,541,000	605,000	$—
Minerva Neurosciences, Inc., 1.000%	$—	$3,280,000	$—	$1,607,036	$—	$4,887,036	3,280	$—
Minerva Neurosciences, Inc., Tranche A Warrants 12/31/2099	$—	$—	$—	$3,223,931	$—	$3,223,931	3,280	$—
Minerva Neurosciences, Inc., Tranche B Warrants 12/31/2099	$—	$—	$—	$1,935,615	$—	$1,935,615	1,640	$—
Minerva Neurosciences, Inc., Warrants 12/31/2099	$388,229	$—	$—	$292,591	$—	$680,820	162,100	$—
Rezolute, Inc.	$20,894,473	$1,732,250	$—	$17,876,692	$—	$40,503,415	4,345,860	$—
Rezolute, Inc., Warrants 10/8/2027	$299,030	$—	$—	$108,073	$—	$407,103	193,334	$—
Rezolute, Inc., Warrants 1/1/2099	$355,104	$—	$—	$248,832	$—	$603,936	64,800	$—
Rezolute, Inc., Warrants 4/30/2099	$—	$1,731,717	$—	$3,235,843	$—	$4,967,560	533,000	$—
Rezolute, Inc., Warrants 6/24/2099	$4,602,652	$—	$—	$3,225,216	$—	$7,827,868	839,900	$—
Rezolute, Inc., Warrants 12/31/2099	$9,238,184	$—	$—	$6,473,472	$—	$15,711,656	1,685,800	$—
Scynexis, Inc.	$3,714,160	$—	$(2,058,091)	$13,119,736	$(14,521,225)	$254,580	385,728	$—
Scynexis, Inc., Warrants 4/26/2029	$95,079	$—	$—	$(71,433)	$—	$23,646	165,355	$—
Scynexis, Inc., Warrants 1/1/2099	$1,959,760	$—	$—	$(1,008,700)	$—	$951,060	1,441,000	$—
Information Technology:
SoundThinking, Inc.	$15,037,800	$63,108	$(5,904,153)	$8,346,006	$(8,192,761)	$9,350,000	1,000,000	$—
Affiliated issuers no longer in the port- folio at period end	$38,806,288	$—	$(128,090,520)	$5,475,879	$83,808,353	$—	—	$—
TOTAL OF AFFILIATED COMPANIES TRANSACTIONS	$259,366,638	$22,242,873	$(163,473,438)	$41,421,787	$48,224,345	$207,782,205	23,014,866	$—

*	A portion of the amount shown may have been recorded when the Fund no longer had ownership of at least 5% of the voting shares.
**	At October 31, 2025, the Fund no longer has ownership of at least 5% of the voting shares.
Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended October 31, 2025, were as follows:
Federated Hermes Government Obligations Fund, Premier Shares*
Value as of 10/31/2024	$169,166,677
Purchases at Cost	$1,792,579,573
Proceeds from Sales	$(1,754,152,568)
Change in Unrealized Appreciation/Depreciation	$—
Net Realized Gain/(Loss)	$—
Value as of 10/31/2025	$207,593,682
Shares Held as of 10/31/2025	207,593,682
Dividend Income	$6,624,145

*	All or a portion of the balance/activity for the fund relates to cash collateral received on securities lending transactions.
Annual Financial Statements and Additional Information

1	Non-income-producing security.
2	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
3
Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund’s Adviser acting through its Valuation Committee.

4
Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or availing of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At October 31, 2025, these restricted securities amounted to $32,662,468, which represented 1.1% of net assets.

5	7-day net yield.
6	The cost of investments for federal tax purposes amounts to $2,144,393,720.
7	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of net assets at October 31, 2025.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of October 31, 2025, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$2,338,796,219	$—	$18,111,920	$2,356,908,139
International	576,536,693	263,638,246	2,790,827	842,965,766
Preferred Stocks
Domestic	—	—	13,966,922	13,966,922
International	—	—	11,059,244	11,059,244
Debt Securities:
Warrants	29,791,840	3,105,487	7,636,302	40,533,629
Investment Company	207,593,682	—	—	207,593,682
TOTAL SECURITIES	$3,152,718,434	$266,743,733	$53,565,215	$3,473,027,382
Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:
Investments in Securities
Balance as of 10/31/2024	$19,129,113
Realized gain (loss)	-
Change in unrealized appreciation/depreciation	9,070,481
Purchases	25,365,621
Balance as of 10/31/2025	$53,565,215
Total change in unrealized appreciation/depreciation attributable to investments still held at 10/31/2025	$9,070,481

The following acronym(s) are used throughout this portfolio:
ADR	—American Depositary Receipt
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended October 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$49.87	$38.75	$41.14	$70.27	$49.86
Income From Investment Operations:
Net investment income (loss)[1]	(0.42)	(0.30)	(0.08)	(0.23)	(0.58)
Net realized and unrealized gain (loss)	6.12	11.49	(2.31)	(23.97)	21.07
Total From Investment Operations	5.70	11.19	(2.39)	(24.20)	20.49
Less Distributions:
Distributions from net investment income	(0.53)	—	—	—	—
Distributions from net realized gain	(2.53)	(0.07)	—	(4.93)	(0.08)
Total Distributions	(3.06)	(0.07)	—	(4.93)	(0.08)
Net Asset Value, End of Period	$52.51	$49.87	$38.75	$41.14	$70.27
Total Return[2]	11.72%	28.90%	(5.81)%	(36.41)%	41.12%
Ratios to Average Net Assets:
Net expenses[3]	1.35%	1.35%	1.35%	1.35%	1.35%
Net investment income (loss)	(0.86)%	(0.64)%	(0.19)%	(0.48)%	(0.89)%
Expense waiver/reimbursement[4]	0.15%	0.14%	0.15%	0.15%	0.12%
Supplemental Data:
Net assets, end of period (000 omitted)	$656,439	$712,582	$656,294	$795,872	$1,452,855
Portfolio turnover[5]	38%	34%	31%	19%	34%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

5	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended October 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$40.29	$31.52	$33.68	$58.87	$42.03
Income From Investment Operations:
Net investment income (loss)[1]	(0.58)	(0.48)	(0.29)	(0.44)	(0.83)
Net realized and unrealized gain (loss)	4.90	9.32	(1.87)	(19.82)	17.75
Total From Investment Operations	4.32	8.84	(2.16)	(20.26)	16.92
Less Distributions:
Distributions from net investment income	(0.31)	—	—	—	—
Distributions from net realized gain	(2.53)	(0.07)	—	(4.93)	(0.08)
Total Distributions	(2.84)	(0.07)	—	(4.93)	(0.08)
Net Asset Value, End of Period	$41.77	$40.29	$31.52	$33.68	$58.87
Total Return[2]	10.99%	28.07%	(6.41)%	(36.80)%	40.28%
Ratios to Average Net Assets:
Net expenses[3]	1.99%	1.99%	1.99%	1.98%	1.97%
Net investment income (loss)	(1.49)%	(1.26)%	(0.83)%	(1.11)%	(1.51)%
Expense waiver/reimbursement[4]	0.04%	0.03%	0.03%	0.03%	0.02%
Supplemental Data:
Net assets, end of period (000 omitted)	$134,381	$163,228	$160,847	$208,954	$410,961
Portfolio turnover[5]	38%	34%	31%	19%	34%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

5	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information

Financial Highlights–Class R Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended October 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$50.19	$39.00	$41.39	$70.65	$50.12
Income From Investment Operations:
Net investment income (loss)[1]	(0.40)	(0.29)	(0.07)	(0.22)	(0.57)
Net realized and unrealized gain (loss)	6.16	11.55	(2.32)	(24.11)	21.18
Total From Investment Operations	5.76	11.26	(2.39)	(24.33)	20.61
Less Distributions:
Distributions from net investment income	(0.54)	—	—	—	—
Distributions from net realized gain	(2.53)	(0.07)	—	(4.93)	(0.08)
Total Distributions	(3.07)	(0.07)	—	(4.93)	(0.08)
Net Asset Value, End of Period	$52.88	$50.19	$39.00	$41.39	$70.65
Total Return[2]	11.77%	28.89%	(5.77)%	(36.40)%	41.14%
Ratios to Average Net Assets:
Net expenses[3]	1.32%	1.33%	1.33%	1.34%	1.34%
Net investment income (loss)	(0.82)%	(0.61)%	(0.17)%	(0.46)%	(0.87)%
Expense waiver/reimbursement[4]	0.34%	0.33%	0.33%	0.34%	0.32%
Supplemental Data:
Net assets, end of period (000 omitted)	$117,134	$118,129	$111,893	$141,312	$263,675
Portfolio turnover[5]	38%	34%	31%	19%	34%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

5	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended October 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$51.83	$40.20	$42.49	$72.07	$50.90
Income From Investment Operations:
Net investment income (loss)[1]	(0.20)	(0.09)	0.12	(0.01)	(0.29)
Net realized and unrealized gain (loss)	6.35	11.92	(2.41)	(24.64)	21.54
Total From Investment Operations	6.15	11.83	(2.29)	(24.65)	21.25
Less Distributions:
Distributions from net investment income	(0.76)	(0.13)	—	—	—
Distributions from net realized gain	(2.53)	(0.07)	—	(4.93)	(0.08)
Total Distributions	(3.29)	(0.20)	—	(4.93)	(0.08)
Net Asset Value, End of Period	$54.69	$51.83	$40.20	$42.49	$72.07
Total Return[2]	12.22%	29.48%	(5.39)%	(36.10)%	41.77%
Ratios to Average Net Assets:
Net expenses[3]	0.89%	0.89%	0.89%	0.89%	0.89%
Net investment income (loss)	(0.39)%	(0.18)%	0.27%	(0.02)%	(0.43)%
Expense waiver/reimbursement[4]	0.12%	0.12%	0.12%	0.11%	0.10%
Supplemental Data:
Net assets, end of period (000 omitted)	$1,888,688	$2,283,709	$2,201,922	$2,930,184	$6,454,097
Portfolio turnover[5]	38%	34%	31%	19%	34%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

5	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information

Financial Highlights–Class R6 Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended October 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$51.41	$39.87	$42.14	$71.52	$50.51
Income From Investment Operations:
Net investment income (loss)[1]	(0.19)	(0.08)	0.12	(0.00)	(0.29)
Net realized and unrealized gain (loss)	6.30	11.83	(2.39)	(24.45)	21.38
Total From Investment Operations	6.11	11.75	(2.27)	(24.45)	21.09
Less Distributions:
Distributions from net investment income	(0.77)	(0.14)	—	—	—
Distributions from net realized gain	(2.53)	(0.07)	—	(4.93)	(0.08)
Total Distributions	(3.30)	(0.21)	—	(4.93)	(0.08)
Net Asset Value, End of Period	$54.22	$51.41	$39.87	$42.14	$71.52
Total Return[2]	12.24%	29.52%	(5.39)%	(36.10)%	41.78%
Ratios to Average Net Assets:
Net expenses[3]	0.88%	0.88%	0.88%	0.88%	0.88%
Net investment income (loss)	(0.39)%	(0.17)%	0.28%	(0.01)%	(0.43)%
Expense waiver/reimbursement[4]	0.04%	0.03%	0.03%	0.04%	0.02%
Supplemental Data:
Net assets, end of period (000 omitted)	$517,984	$572,314	$523,142	$661,748	$1,195,120
Portfolio turnover[5]	38%	34%	31%	19%	34%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

5	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information

Statement of Assets and Liabilities
October 31, 2025

Assets:
Investment in securities, at value including $154,386,365 of securities loaned and $415,375,887 of investments in affiliated holdings* (identified cost $2,119,020,312, including $433,357,837 of identified cost in affiliated holdings)	$3,473,027,382
Cash denominated in foreign currencies (identified cost $5,152)	5,052
Income receivable	361,574
Income receivable from affiliated holdings	228,013
Receivable for investments sold	4,857,823
Receivable for shares sold	1,071,096
Total Assets	3,479,550,940
Liabilities:
Payable for investments purchased	729,295
Payable for shares redeemed	3,767,361
Payable for collateral due to broker for securities lending (Note 2)	159,200,843
Payable for investment adviser fee (Note 5)	68,207
Payable for administrative fee (Note 5)	6,964
Payable for portfolio accounting fees	71,964
Payable for distribution services fee (Note 5)	216,655
Payable for other service fees (Notes 2 and 5)	290,845
Accrued expenses (Note 5)	572,706
Total Liabilities	164,924,840
Net assets for 62,019,090 shares outstanding	$3,314,626,100
Net Assets Consist of:
Paid-in capital	$1,459,350,955
Total distributable earnings (loss)	1,855,275,145
Net Assets	$3,314,626,100
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Class A Shares:
Net asset value per share ($656,439,350 ÷ 12,501,756 shares outstanding), no par value, unlimited shares authorized	$52.51
Offering price per share (100/94.50 of $52.51)	$55.57
Redemption proceeds per share	$52.51
Class C Shares:
Net asset value per share ($134,381,288 ÷ 3,216,853 shares outstanding), no par value, unlimited shares authorized	$41.77
Offering price per share	$41.77
Redemption proceeds per share (99.00/100 of $41.77)	$41.35
Class R Shares:
Net asset value per share ($117,134,057 ÷ 2,215,204 shares outstanding), no par value, unlimited shares authorized	$52.88
Offering price per share	$52.88
Redemption proceeds per share	$52.88
Institutional Shares:
Net asset value per share ($1,888,687,594 ÷ 34,532,051 shares outstanding), no par value, unlimited shares authorized	$54.69
Offering price per share	$54.69
Redemption proceeds per share	$54.69
Class R6 Shares:
Net asset value per share ($517,983,811 ÷ 9,553,226 shares outstanding), no par value, unlimited shares authorized	$54.22
Offering price per share	$54.22
Redemption proceeds per share	$54.22

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information

Statement of Operations
Year Ended October 31, 2025

Investment Income:
Dividends (including $2,905,290 received from affiliated holdings* and net of foreign taxes withheld of $126,680)	$15,911,931
Net income on securities loaned (includes $3,718,855 earned from affiliated holdings related to cash collateral balances*) (Note 2)	1,341,545
Interest	679
TOTAL INCOME	17,254,155
Expenses:
Investment adviser fee (Note 5)	27,497,964
Administrative fee (Note 5)	2,663,309
Custodian fees	252,913
Transfer agent fees (Note 2)	3,268,723
Directors’/Trustees’ fees (Note 5)	19,402
Auditing fees	56,308
Legal fees	19,820
Portfolio accounting fees	218,624
Distribution services fee (Note 5)	3,305,394
Other service fees (Notes 2 and 5)	2,002,273
Share registration costs	111,646
Printing and postage	502,553
Miscellaneous (Note 5)	40,499
TOTAL EXPENSES	39,959,428
Waivers and Reimbursements:
Waiver/reimbursement of investment adviser fee (Note 5)	(1,478,644)
Waiver/reimbursement of other operating expenses (Notes 2 and 5)	(2,669,123)
TOTAL WAIVERS AND REIMBURSEMENTS	(4,147,767)
Net expenses	35,811,661
Net investment income (loss)	(18,557,506)
Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions:
Net realized gain on investments (including net realized gain of $48,224,345 on sales of investments in affiliated holdings*)	573,986,775
Net realized gain on foreign currency transactions	14,390
Net change in unrealized appreciation of investments (including net change in unrealized depreciation of $41,421,787 on investments in affiliated holdings*)	(193,654,375)
Net change in unrealized appreciation/depreciation of translation of assets and liabilities in foreign currency	18,592
Net realized and unrealized gain (loss) on investments and foreign currency transactions	380,365,382
Change in net assets resulting from operations	$361,807,876

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information

Statement of Changes in Net Assets

Year Ended October 31	2025	2024
Increase (Decrease) in Net Assets
Operations:
Net investment loss	$(18,557,506)	$(12,902,008)
Net realized gain (loss)	574,001,165	218,536,896
Net change in unrealized appreciation/depreciation	(193,635,783)	815,437,027
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	361,807,876	1,021,071,915
Distributions to Shareholders:
Class A Shares	(42,744,959)	(1,133,123)
Class C Shares	(11,385,616)	(340,541)
Class R Shares	(7,146,490)	(192,506)
Institutional Shares	(143,343,106)	(10,761,877)
Class R6 Shares	(36,563,500)	(2,647,703)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(241,183,671)	(15,075,750)
Share Transactions:
Proceeds from sale of shares	423,758,972	649,047,003
Net asset value of shares issued to shareholders in payment of distributions declared	229,913,945	14,338,474
Cost of shares redeemed	(1,309,632,911)	(1,473,517,527)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(655,959,994)	(810,132,050)
Change in net assets	(535,335,789)	195,864,115
Net Assets:
Beginning of period	3,849,961,889	3,654,097,774
End of period	$3,314,626,100	$3,849,961,889
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information

Notes to Financial Statements
October 31, 2025
1. ORGANIZATION
Federated Hermes Equity Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of eight portfolios. The financial statements included herein are only those of Federated Hermes Kaufmann Small Cap Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers five classes of shares: Class A Shares, Class C Shares, Class R Shares, Institutional Shares and Class R6 Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide capital appreciation.
Effective August 1, 2024, the Fund’s Board of Trustees (the“Trustees”) approved the replacement of Federated Equity Management Company of Pennsylvania with Federated Global Investment Management Corp. (“Fed Global”) as Adviser to the Fund. Previously, Fed Global served as the Fund’s Sub-Adviser.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■
Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■
Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■
Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Fed Global (the “Adviser”).
■
Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
■
Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
■
For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Act, the Fund’s Trustees have designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
As of October 31, 2025, investments valued at $53,565,215 were fair valued utilizing significant unobservable inputs. The Fund’s investments in these securities are illiquid and executed trade prices are unavailable to utilize as a source for evaluations, therefore the inputs utilized are less observable. Inputs considered by the Adviser in evaluating these investments include the following:
■
Contingent Value Rights–values reflect the probability that the contingencies will be resolved and payment received.
Annual Financial Statements and Additional Information

■
Private Investment in Public Equities–any unregistered shares are valued based on the common shares public price less a discount factor to reflect the illiquidity of the shares held.
■
Warrants related to Private Investment in Public Equity–warrants received are valued based on the Black-Sholes warrant model less a discount factor to reflect the illiquidity of the underlying shares.
■
Private Equity Shares–investments in non-public entities are valued at their initial investment adjusted for an applicable index movement or implied value based on current fundraising.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■
With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■
Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income and capital gains, if any, are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses. The detail of the total fund expense waivers and reimbursements of $4,147,767 is disclosed in various locations in this Note 2 and Note 5.
Annual Financial Statements and Additional Information

Transfer Agent Fees
For the year ended October 31, 2025, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Class A Shares	$615,764	$(381,222)
Class C Shares	174,437	—
Class R Shares	287,214	—
Institutional Shares	2,111,307	(1,617,688)
Class R6 Shares	80,001	—
TOTAL	$3,268,723	$(1,998,910)
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Class A Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees.
For the year ended October 31, 2025, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$1,637,975
Class C Shares	364,298
TOTAL	$2,002,273
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986 and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended October 31, 2025, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of October 31, 2025, tax years 2022 through 2025 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.
Securities Lending
The Fund participates in a securities lending program providing for the lending of equity securities to qualified brokers. The term of the loans within the program is one year or less. The Fund receives cash collateral for securities loaned, which generally is invested in an affiliated money market fund. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. In accordance with the Fund’s securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Fund on the next business day. Earnings from collateral invested in affiliated holdings as presented parenthetically on the Statement of Operations do not reflect fees and rebates and are allocated between the borrower of the security, the securities lending agent, as a fee
Annual Financial Statements and Additional Information

for its services under the program and the Fund, according to agreed-upon rates. The Fund will not have the right to vote on securities while they are on loan. However, the Fund will attempt to terminate a loan in an effort to reacquire the securities in time to vote on matters that are deemed to be material by the Adviser. There can be no assurance that the Fund will have sufficient notice of such matters to be able to terminate the loan in time to vote thereon.
Securities lending transactions are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated below, the cash collateral received by the Fund exceeds the market value of the securities loaned reducing the net settlement amount to zero. The chart below identifies the amount of collateral received as well as the market value of securities on loan. Additionally, the securities lending agreement executed by the Fund includes an indemnification clause. This clause stipulates that the borrower will reimburse the Fund for any losses as a result of any failure of the borrower to return equivalent securities to the Fund.
As of October 31, 2025, securities subject to this type of arrangement and related collateral were as follows:
Fair Value of Securities Loaned	Collateral Received
$154,386,365	$159,200,843
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Adviser.
Additional information on restricted securities, held at October 31, 2025, is as follows:
Security	Acquisition Date	Cost	Value
CeQur S.A.	3/26/2021	$11,664,325	$11,059,244
Minerva Neurosciences, Inc., 1.000%	10/21/2025	$3,280,000	$4,887,036
Minerva Neurosciences, Inc., Tranche A Warrants 12/31/2099	10/21/2025	$0	$3,223,931
Minerva Neurosciences, Inc., Tranche B Warrants 12/31/2099	10/21/2025	$0	$1,935,615
Ovid Therapeutics, Inc., Conv. Pfd., 1.000%	10/3/2025	$4,999,400	$3,722,768
Ovid Therapeutics, Inc., Series A Warrants 10/6/2030	10/3/2025	$0	$782,763
Ovid Therapeutics, Inc., Warrants 10/6/2030	10/3/2025	$0	$1,693,993
Sail Biomedicines, Inc.	7/28/2021	$5,283,656	$5,357,118
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Year Ended 10/31/2025		Year Ended 10/31/2024
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	787,307	$37,956,213	904,628	$42,130,487
Shares issued to shareholders in payment of distributions declared	805,504	40,629,137	24,864	1,074,369
Shares redeemed	(3,380,326)	(162,378,990)	(3,576,412)	(167,895,438)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(1,787,515)	$(83,793,640)	(2,646,920)	$(124,690,582)
Annual Financial Statements and Additional Information

	Year Ended 10/31/2025		Year Ended 10/31/2024
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	183,927	$7,195,142	300,720	$11,426,688
Shares issued to shareholders in payment of distributions declared	277,338	11,212,833	9,477	332,751
Shares redeemed	(1,296,012)	(49,570,480)	(1,362,333)	(51,928,274)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(834,747)	$(31,162,505)	(1,052,136)	$(40,168,835)
	Year Ended 10/31/2025		Year Ended 10/31/2024
Class R Shares:	Shares	Amount	Shares	Amount
Shares sold	373,088	$17,162,853	218,591	$10,352,082
Shares issued to shareholders in payment of distributions declared	140,712	7,144,479	4,419	192,139
Shares redeemed	(652,000)	(31,486,919)	(739,008)	(35,154,731)
NET CHANGE RESULTING FROM CLASS R SHARE TRANSACTIONS	(138,200)	$(7,179,587)	(515,998)	$(24,610,510)
	Year Ended 10/31/2025		Year Ended 10/31/2024
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	5,310,311	$265,979,818	9,943,686	$481,476,065
Shares issued to shareholders in payment of distributions declared	2,611,468	136,543,606	218,031	10,247,748
Shares redeemed	(17,451,436)	(858,985,572)	(20,874,944)	(1,017,259,918)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(9,529,657)	$(456,462,148)	(10,713,227)	$(525,536,105)
	Year Ended 10/31/2025		Year Ended 10/31/2024
Class R6 Shares:	Shares	Amount	Shares	Amount
Shares sold	1,943,907	$95,464,946	2,127,788	$103,661,681
Shares issued to shareholders in payment of distributions declared	663,541	34,383,890	53,408	2,491,467
Shares redeemed	(4,186,764)	(207,210,950)	(4,168,392)	(201,279,166)
NET CHANGE RESULTING FROM CLASS R6 SHARE TRANSACTIONS	(1,579,316)	$(77,362,114)	(1,987,196)	$(95,126,018)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(13,869,435)	$(655,959,994)	(16,915,477)	$(810,132,050)
4. FEDERAL TAX INFORMATION
The accounting treatment of certain items in accordance with income tax regulations may differ from the accounting treatment in accordance with GAAP which may result in permanent differences. In the case of the Fund, such differences primarily result from a net operating loss.
For the year ended October 31, 2025, permanent differences identified and reclassified among the components of net assets were as follows:
Increase (Decrease)
Paid-In Capital	Total Distributable Earnings (Loss)
$(15,371,086)	$15,371,086
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended October 31, 2025 and 2024, was as follows:
	2025	2024
Ordinary income[1]	$52,690,865	$15,075,750
Long-term capital gains	$188,492,806	$—

1	For tax purposes, short-term capital gains distributions are considered ordinary income distributions.
Annual Financial Statements and Additional Information

As of October 31, 2025, the components of distributable earnings on a tax-basis were as follows:
Net unrealized appreciation	$1,328,633,662
Undistributed long-term capital gains	$543,308,391
Ordinary loss deferral	$(16,673,846)
Other temporary differences	$6,938
TOTAL	$1,855,275,145
At October 31, 2025, the cost of investments for federal tax purposes was $2,144,393,720. The net unrealized appreciation of investments for federal tax purposes was $1,328,633,662. This consists of unrealized appreciation from investments for those securities having an excess of value over cost of $1,493,305,532 and unrealized depreciation from investments for those securities having an excess of cost over value of $164,671,870. The difference between book-basis and tax-basis net unrealized appreciation is attributable to differing treatments for the deferral of losses on wash sales and passive foreign investment company adjustments.
Under current tax rules, a late-year ordinary loss may be deferred, in whole or in part, and treated as occurring on the first day of the following fiscal year. As of October 31, 2025, for federal income tax purposes, a late year ordinary loss of $16,673,846 was deferred to November 1, 2025.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.80% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund for competitive reasons such as to maintain the Fund’s expense ratio, or as and when appropriate, to maintain positive or zero net yields. For the year ended October 31, 2025, the Adviser voluntarily waived $1,367,279 of its fee and voluntarily reimbursed $1,998,910 of transfer agent fees.
The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the year ended October 31, 2025, the Adviser reimbursed $111,365.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended October 31, 2025, the annualized fee paid to FAS was 0.077% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s Class A Shares, Class C Shares and Class R Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Percentage of Average Daily Net Assets of Class
Class A Shares	0.25%
Class C Shares	0.75%
Class R Shares	0.50%
Annual Financial Statements and Additional Information

Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the year ended October 31, 2025, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Class A Shares	$1,643,219	$(328,644)
Class C Shares	1,092,893	—
Class R Shares	569,282	(341,569)
TOTAL	$3,305,394	$(670,213)
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares.
For the year ended October 31, 2025, FSC retained $1,030,503 of fees paid by the Fund.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the year ended October 31, 2025, FSC retained $23,680 in sales charges from the sale of Class A Shares. FSC also retained $7,950 of CDSC relating to redemptions of Class A Shares and $7,557 relating to redemptions of Class C Shares, respectively.
Other Service Fees
For the year ended October 31, 2025, FSSC received $93,998 of the other service fees disclosed in Note 2.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Effective January 1, 2026, total annual fund operating expenses (as shown in the financial highlights, excluding dividends and other expenses related to short sales, extraordinary expenses and proxy-related expenses, if any) paid by the Fund’s Class A Shares, Class C Shares, Class R Shares, Institutional Shares and Class R6 Shares (after the voluntary waivers and/or reimbursements) will not exceed 1.36%, 2.02%, 1.36%, 0.90% and 0.89% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) January 1, 2027; or (b) the date of the Fund’s next effective Prospectus. Prior to January 1, 2026, the Fee Limit for the Fund’s Class A Shares, Class R Shares, Institutional Shares and Class R6 Shares was 1.35%, 1.35%, 0.89% and 0.88%, respectively. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the approval of the Trustees.
Interfund Transactions
During the year ended October 31, 2025, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $75,768 and $2,249,136, respectively. Net realized gain recognized on these transactions was $1,021,685.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended October 31, 2025, were as follows:
Purchases	$1,280,256,855
Sales	$2,037,852,343
7. CONCENTRATION OF RISK
The Fund may invest a portion of its assets in securities of companies that are deemed by the Fund’s management to be classified in similar business sectors. Economic developments may have an effect on the liquidity and volatility of the portfolio securities.
A substantial portion of the Fund’s portfolio may be comprised of entities in the Health Care sector. As a result, the Fund may be more susceptible to any economic, business, political or other developments which generally affect these entities.
Annual Financial Statements and Additional Information

8. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 17, 2025. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to (a) the highest, on any day, of (i) the federal funds effective rate, (ii) the published secured overnight financing rate plus an assigned percentage, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of October 31, 2025, the Fund had no outstanding loans. During the year ended October 31, 2025, the Fund did not utilize the LOC.
9. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of October 31, 2025, there were no outstanding loans. During the year ended October 31, 2025, the program was not utilized.
10. OPERATING SEGMENTS
In this reporting period, the Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. A management committee of the Adviser acts as the CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the strategic asset allocation is determined based on the investment objective of the Fund and executed by the Fund’s portfolio management team. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions) which is reviewed by the CODM to assess the Fund’s performance in comparison to the Fund’s benchmarks and to make resource allocation decisions for the Fund’s single segment is consistent with the information presented in these financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statement of Operations.
11. INDEMNIFICATIONS
Under the Fund’s organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund (other than liabilities arising out of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties to the Fund). In addition, in the normal course of business, the Fund provides certain indemnifications under arrangements with third parties. Typically, obligations to indemnify a third party arise in the context of an arrangement entered into by the Fund under which the Fund agrees to indemnify such third party for certain liabilities arising out of actions taken pursuant to the arrangement, provided the third party’s actions are not deemed to have breached an agreed-upon standard of care (such as willful misfeasance, bad faith, gross negligence or reckless disregard of their duties under the contract). The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet arisen. The Fund does not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly expects the risk of loss to be remote.
12. FEDERAL TAX INFORMATION (UNAUDITED)
For the fiscal year ended October 31, 2025, 29.6% of total ordinary income (including short-term capital gain) distributions made by the Fund are qualifying dividends which may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Act of 2003. Complete information is reported in conjunction with the reporting of your distributions on Form 1099-DIV.
Of the ordinary income (including short-term capital gain) distributions made by the Fund during the year ended October 31, 2025, 23.6% qualify for the dividend received deduction available to corporate shareholders.
Annual Financial Statements and Additional Information

Report of Independent Registered Public Accounting Firm
TO THE SHAREHOLDERS AND THE BOARD OF TRUSTEES OF FEDERATED HERMES KAUFMANN SMALL CAP FUND:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Federated Hermes Kaufmann Small Cap Fund (the “Fund”) (one of the portfolios constituting Federated Hermes Equity Funds (the “Trust”)), including the portfolio of investments, as of October 31, 2025, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the portfolios constituting Federated Hermes Equity Funds) at October 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2025, by correspondence with the custodian, brokers, and others; when replies were not received from brokers or others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Federated Hermes investment companies since 1979.
Boston, Massachusetts
December 23, 2025
Annual Financial Statements and Additional Information

Evaluation and Approval of Advisory Contract–May 2025
Federated Hermes Kaufmann Small Cap Fund (the “Fund”)
At its meetings in May 2025 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Global Investment Management Corp. (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering such information deemed necessary to evaluate the terms of the Contract and to approve the continuation of the existing arrangements. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written report regarding data related to the Fund’s management fee (the “CCO Management Fee Report”). The Board considered the CCO Management Fee Report, along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract.
In addition to the CCO Management Fee Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes by independent legal counsel on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also considered such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year. The Independent Trustees also considered the presentation from Federated Hermes’ Chief Investment Officer of Equities received at the Board’s February 2025 meetings regarding the results and status of the performance plans for the Fund previously discussed at the Board’s February 2023 and 2024 meetings.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: (1) copies of the Contract; (2) the nature, quality and extent of the advisory and other services provided to the Fund by Federated Hermes; (3) Federated Hermes’ business and operations; (4) the Adviser’s investment philosophy, personnel and processes; (5) the Fund’s investment objective and strategies; (6) the Fund’s short-term and long-term performance–in absolute terms (both on a gross basis and net of expenses) and relative to an appropriate group of peer funds and its benchmark; (7) the Fund’s fees and expenses, including the advisory fee and the overall expense structure of the Fund–in absolute terms and relative to an appropriate group of peer funds, with due regard for contractual or voluntary expense limitations (if any); (8) the financial condition of Federated Hermes; (9) the Adviser’s profitability with respect to managing the Fund; (10) distribution and sales activity for the Fund; and (11) the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any).
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees charged to other registered funds in evaluating the Contract. Using these judicial decisions as a guide, the Board considered several factors it deemed relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund, including: (1) the nature and quality of the services provided by the adviser to the fund and its shareholders, including the performance of the fund, its benchmark and comparable funds; (2) the adviser’s cost of providing the services and the profitability to the adviser of providing advisory services to the fund; (3) the extent to which the adviser may realize “economies of scale” as the fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with the fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to the adviser because of its relationship with the fund, including research services received from brokers that execute fund trades and any fees paid to affiliates of the adviser for services rendered to the fund; (5) comparative fees and expenses, including a comparison of management fees paid to the adviser with those paid by similar funds managed by the same adviser or other advisers as well as management fees charged to institutional and other advisory clients of the same adviser for what might be viewed as like services; and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of the adviser’s services and fees. The Board considered that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its evaluation of the Contract to the extent it
Annual Financial Statements and Additional Information

considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the oversight of the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the “Federated Hermes Funds”).
In addition, the Board considered the preferences and expectations of Fund shareholders and the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contract. In particular, the Board recognized that many shareholders likely have invested in the Fund based on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that there are a range of investment options available to the Fund’s shareholders in the marketplace and such shareholders, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year. The Board recognized that its evaluation process is evolutionary and that the factors considered and the emphasis placed on relevant factors may change in recognition of changing circumstances in the registered fund marketplace. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the family of Federated Hermes Funds, but its approvals were made on a fund-by-fund basis.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of Federated Hermes dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contract and the full range of services provided to the Fund by Federated Hermes. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade operations capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and evaluated Federated Hermes’ ability and experience in attracting and retaining qualified personnel to service the Fund. The Board considered the trading operations by the Adviser, including the execution of portfolio transactions and the selection of brokers for those transactions. The Board also considered the Adviser’s ability to deliver competitive investment performance for the Fund when compared to the Fund’s Performance Peer Group (as defined below).
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board considered Federated Hermes’ oversight of the securities lending program for the Federated Hermes Funds that engage in securities lending and noted the income earned by the Federated Hermes Funds that participate in such program. In addition, the Board considered the quality of Federated Hermes’ communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Federated Hermes Funds. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board received and evaluated information regarding Federated Hermes’ regulatory and compliance environment. The Board considered Federated Hermes’ compliance program and compliance history and reports from the CCO about Federated Hermes’ compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and the compliance-related resources devoted by Federated Hermes in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, as amended, including Federated Hermes’ commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ approach to internal audits and risk management with respect to the Federated Hermes Funds and its day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time
Annual Financial Statements and Additional Information

led, and continue to lead, to an increase in the scope of Federated Hermes’ oversight in this regard. In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate.
The Board considered Federated Hermes’ efforts to provide shareholders in the Federated Hermes Funds with a comprehensive array of funds with different investment objectives, policies and strategies. The Board considered the expenses that Federated Hermes had incurred, as well as the entrepreneurial and other risks assumed by Federated Hermes, in sponsoring and providing on-going services to new funds to expand these opportunities for shareholders. The Board noted the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges.
Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided by the Adviser to the Fund.
Fund Investment Performance
The Board considered the investment performance of the Fund. In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks. The Board considered detailed investment reports on, and the Adviser’s analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings. These reports included, among other items, information on the Fund’s gross and net returns, the Fund’s investment performance compared to one or more relevant categories or groups of peer funds and the Fund’s benchmark, performance attribution information and commentary on the effect of market conditions. The Board noted that it evaluated investment performance at meetings throughout the year and received reports from Federated Hermes regarding the performance of certain Federated Hermes Funds as well as Federated Hermes’ explanations for less favorable performance and any specific actions Federated Hermes had taken, or had determined to take, to seek to enhance Fund investment performance and the results of those actions.
The Board also reviewed comparative information regarding the performance of other registered funds in the category of peer funds selected by Morningstar, Inc. (“Morningstar”), an independent fund ranking organization (the “Performance Peer Group”). The Board noted the CCO’s statement that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund.
The Board also considered comparative performance data from Lipper, Inc. that was included in reports provided to the Board throughout the year. The Board noted that differences may exist between the Performance Peer Group and Lipper peers and that the results of these performance comparisons may vary.
The Board considered that the Fund’s performance fell below the median of the Performance Peer Group for the one-year, three-year and five-year periods ended December 31, 2024. The Board discussed the Fund’s performance with the Advisers, including the reasons for and any plans to seek to improve the Fund’s performance, and recognized the efforts being taken by the Adviser in the context of other factors considered relevant by the Board.
Based on these considerations, the Board concluded that it had continued confidence in the Adviser’s overall capabilities to manage the Fund.
Fund Expenses
The Board considered the advisory fee and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the overall category of peer funds selected by Morningstar (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall Morningstar category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall Morningstar category.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged to funds by other advisers, the use of comparisons between the Fund and its Expense Peer Group assisted the Board in its evaluation of the Fund’s fees and expenses. The Board focused on comparisons with other registered funds more heavily than non-registered fund products or services because such comparisons are believed to be more relevant.
Annual Financial Statements and Additional Information

The Board considered that other registered funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s shareholders. The Board noted that the range of such other registered funds’ fees and expenses, therefore, appears to be a relevant indicator of what investors have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was below the median of the Expense Peer Group, and the Board was satisfied that the overall expense structure of the Fund remained competitive.
The Board also received and considered information about the nature and extent of services offered and fees charged by Federated Hermes to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-registered fund clients (such as institutional separate accounts) and third-party unaffiliated registered funds for which any of the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s statement that non-registered fund clients are inherently different products due to the following differences, among others: (i) types of targeted investors; (ii) applicable laws and regulations; (iii) legal structures; (iv) average account sizes; (v) portfolio management techniques made necessary by different cash flows and different associated costs; (vi) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing; (vii) SEC mandated risk management programs with respect to fund liquidity and use of derivatives; (viii) questions on regulatory reporting; (ix) a variety of different administrative responsibilities; and (x) degrees of risk associated with management. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary registered fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s registered fund, noting the CCO’s statement that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party registered fund. The Board noted that the CCO emphasized that differences in fees for providing advisory services to other types of clients may not be appropriate when judging the appropriateness of the Federated Hermes Funds’ advisory fees because of the different services provided.
In the case of the Fund, the Board noted that Federated Hermes does not manage any other types of clients that are comparable to the Fund.
Based on these considerations, the Board concluded that the fees and total operating expenses of the Fund, in conjunction with other matters considered, are reasonable in light of the services provided.
Profitability
The Board received and considered profitability information furnished by Federated Hermes. Such profitability information included revenues reported on a fund-by-fund basis and estimates of the allocation of expenses made on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s statement that, while the cost allocation report applies consistent allocation processes for purposes of general comparison of funds, the inherent difficulties in arbitrarily allocating costs lacks precision and may cause the report to be unreliable because a single change in an allocation estimate can dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. In addition, the Board considered the CCO’s statement that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract are consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported to the Board that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable. The Board considered the CCO’s statement that the estimated profitability to the Adviser from its relationship with the Fund was not unreasonable in relation to the services provided.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly-held fund management companies, including information regarding profitability trends over time. The Board recognized that profitability comparisons among fund management companies are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund management company is affected by numerous factors. The Board considered the CCO’s statement that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive and that Federated Hermes appeared financially sound, with the resources available to fulfill its contractual obligations.
Annual Financial Statements and Additional Information

Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of isolating and quantifying economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as: portfolio management, investment research and trading operations; shareholder services; compliance; business continuity, cybersecurity and information security programs; internal audit and risk management functions; and technology, systems capabilities and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced or expanded services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments are likely to be shared with the family of Federated Hermes Funds as a whole.
In addition, the Board considered that fee waivers and expense reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board considered that, in order for the Federated Hermes Funds to remain competitive in the marketplace, Federated Hermes has frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and has disclosed to shareholders and/or reported to the Board its intention to do so (or continue to do so) in the future. The Board also considered that Federated Hermes has been active in managing expenses of the Federated Hermes Funds in recent years, which has resulted in benefits being realized by shareholders.
The Board also received and considered information on adviser-paid fees (commonly referred to as “revenue sharing” payments) that was provided to the Board throughout the year and in connection with the May Meetings. The Board considered that Federated Hermes believes that this information is relevant to consider whether Federated Hermes had an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, but should not be considered when evaluating the reasonableness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on economies of scale, which is compounded by the lack of any uniform methodology or pattern with respect to structuring fund advisory fees with breakpoints that serve to reduce the fees as a fund attains a certain size.
Other Benefits
The Board considered information regarding the compensation and other ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. The Board considered that Federated Hermes may derive a benefit to its reputation as an adviser to the Fund, which may help in attracting other clients and investment personnel. The Board noted that, in addition to receiving advisory fees under the Federated Hermes Funds’ investment advisory contracts, Federated Hermes’ affiliates also receive fees for providing other services to the Federated Hermes Funds under separate service contracts, including for serving as the Federated Hermes Funds’ administrator and distributor. In this regard, the Board considered that Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing the benefits, if any, that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds.
Conclusions
The Board considered the CCO’s presentation and statements and the information accompanying the CCO Management Fee Report. The Board recognized that its evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative.
Annual Financial Statements and Additional Information

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This information is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Hermes Kaufmann Small Cap Fund

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedHermes.com/us
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 314172636
CUSIP 314172610
CUSIP 314172537
CUSIP 31421N402
CUSIP 31421N683
29503 (12/25)
© 2025 Federated Hermes, Inc.

Annual Financial Statements
and Additional Information
October 31, 2025

Share Class | Ticker	A | FGSAX	C | FGSCX	Institutional | FGSIX	R6 | FGSKX

Federated Hermes MDT Mid Cap Growth Fund

A Portfolio of Federated Hermes Equity Funds

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments
October 31, 2025
Shares			Value
		COMMON STOCKS—97.5%
		Communication Services—5.5%
1,062,040	[1]	DoubleVerify Holdings, Inc.	$ 12,086,015
318,425	[1]	Live Nation Entertainment, Inc.	47,614,090
87,310	[1]	Pinterest, Inc.	2,889,961
309,743	[1]	Reddit, Inc.	64,720,800
1,221,413	[1]	ROBLOX Corp.	138,899,086
112,112	[1]	Roku, Inc.	11,898,447
1,185,453	[1]	TripAdvisor, Inc.	19,038,375
		TOTAL	297,146,774
		Consumer Discretionary—19.2%
2,321	[1]	AutoZone, Inc.	8,528,352
1,626,818	[1]	Carnival Corp.	46,901,163
133,847	[1]	Carvana Co.	41,029,459
510,120	[1]	Chewy, Inc.	17,201,246
2,441,124	[1]	Coupang, Inc.	78,042,734
993,856	[1]	Deckers Outdoor Corp.	80,999,264
30,223		Dick’s Sporting Goods, Inc.	6,692,883
52,178		Domino’s Pizza, Inc.	20,790,846
87,511	[1]	DoorDash, Inc.	22,260,173
307,002	[1]	DraftKings, Inc.	9,391,191
100,902		eBay, Inc.	8,204,342
322,152	[1]	Expedia Group, Inc.	70,873,440
383,021	[1]	Five Below, Inc.	60,237,713
138,831		Flutter Entertainment PLC	32,290,702
157,718		H&R Block, Inc.	7,844,893
223,804		Hilton Worldwide Holdings, Inc.	57,508,676
588,725	[1]	Norwegian Cruise Line Holdings Ltd.	13,199,215
122,053	[1]	Planet Fitness, Inc.	11,068,987
314,796		Royal Caribbean Cruises Ltd.	90,292,937
64,208		Tapestry, Inc.	7,051,323
195,408		Texas Roadhouse, Inc.	31,964,841
515,580		Tractor Supply Co.	27,898,034
76,463	[1]	Ulta Beauty, Inc.	39,751,584
2,581,730	[1]	Viking Holdings Ltd.	157,098,270
416,171	[1]	Wayfair, Inc.	43,077,860
272,084		Yum! Brands, Inc.	37,604,730
		TOTAL	1,027,804,858
		Consumer Staples—1.1%
396,894		Albertsons Cos., Inc.	7,021,055
162,519	[1]	Celsius Holdings, Inc.	9,788,520
461,119	[1]	Maplebear, Inc.	16,996,846
300,028	[1]	Sprouts Farmers Market, Inc.	23,690,211
		TOTAL	57,496,632
		Energy—2.3%
272,104		Cheniere Energy, Inc.	57,686,048
196,426		Targa Resources, Inc.	30,257,461
502,347		Weatherford International PLC	37,017,951
		TOTAL	124,961,460
		Financials—10.3%
346,451		Allstate Corp.	66,352,296
Annual Financial Statements and Additional Information
1

Shares			Value
		COMMON STOCKS—continued
		Financials—continued
393,037		Ameriprise Financial, Inc.	$ 177,955,362
167,559	[1]	Arch Capital Group Ltd.	14,462,017
761,819		Bank of New York Mellon Corp.	82,223,125
1,317,294		Equitable Holdings, Inc.	65,074,324
24,077		MSCI, Inc., Class A	14,170,518
252,908	[1]	Robinhood Markets, Inc.	37,121,836
339,371	[1]	StoneCo Ltd.	6,451,443
1,685,784	[1]	Toast, Inc.	60,924,234
45,418	[1]	WEX, Inc.	6,625,578
1,047,538		XP, Inc.	19,086,142
		TOTAL	550,446,875
		Health Care—15.7%
100,578	[1]	Align Technology, Inc.	13,867,695
344,477	[1]	Alnylam Pharmaceuticals, Inc.	157,095,291
350,098		Cardinal Health, Inc.	66,788,196
330,906		Cencora, Inc.	111,783,356
1,140,723	[1]	Dexcom, Inc.	66,412,893
203,739	[1]	Doximity, Inc.	13,446,774
541,067	[1]	Exelixis, Inc.	20,923,061
819,742	[1]	Halozyme Therapeutics, Inc.	53,438,981
75,314	[1]	IDEXX Laboratories, Inc.	47,410,916
124,860	[1]	Illumina, Inc.	15,425,204
192,674	[1]	Insmed, Inc.	36,530,990
182,439	[1]	Insulet Corp.	57,105,231
226,149	[1]	Natera, Inc.	44,987,821
808,246	[1]	Sarepta Therapeutics, Inc.	19,405,986
118,518	[1]	Tempus AI, Inc.	10,648,842
358,089	[1]	Veeva Systems, Inc.	104,275,517
		TOTAL	839,546,754
		Industrials—19.8%
356,967		Allison Transmission Holdings, Inc.	29,467,626
1,812,957	[1]	American Airlines Group, Inc.	23,804,125
31,366	[1]	Axon Enterprise, Inc.	22,967,126
623,910		Booz Allen Hamilton Holding Corp.	54,379,996
48,937		Broadridge Financial Solutions, Inc.	10,785,715
294,629		BWX Technologies, Inc.	62,935,701
42,902		Comfort Systems USA, Inc.	41,425,313
144,559		Emcor Group, Inc.	97,690,081
344,176		Fastenal Co.	14,162,842
231,935	[1]	Generac Holdings, Inc.	38,969,719
44,059		HEICO Corp.	14,000,628
640,715		Howmet Aerospace, Inc.	131,955,254
14,631		Hubbell, Inc.	6,876,570
258,223	[1]	Karman Holdings, Inc.	21,752,706
41,603		Lennox International, Inc.	21,009,515
616,279	[1]	Lyft, Inc.	12,609,068
169,182		Paycom Software, Inc.	31,652,260
129,843		Quanta Services, Inc.	58,316,387
652,861	[1]	Rocket Lab Corp.	41,117,186
67,404		Rockwell Automation, Inc.	24,828,937
683,393		Rollins, Inc.	39,370,271
275,367		Southwest Airlines Co.	8,343,620
Annual Financial Statements and Additional Information
2

Shares			Value
		COMMON STOCKS—continued
		Industrials—continued
22,127		Trane Technologies PLC	$ 9,927,279
19,564	[1]	TransDigm, Inc.	25,599,690
632,314		Veralto Corp.	62,396,745
10,775		Verisk Analytics, Inc.	2,357,139
736,977		Vertiv Holdings Co.	142,133,384
9,866		W.W. Grainger, Inc.	9,658,814
		TOTAL	1,060,493,697
		Information Technology—19.6%
116,767	[1]	Astera Labs, Inc.	21,798,064
182,543	[1]	Bill.Com Holdings, Inc.	9,065,085
557,261	[1]	CloudFlare, Inc.	141,154,211
578,727		Cognex Corp.	23,953,511
472,382	[1]	Datadog, Inc.	76,908,513
589,602	[1]	DocuSign, Inc.	43,123,490
724,527	[1]	Dynatrace Holdings LLC	36,639,330
658,105	[1]	Enphase Energy, Inc.	20,078,784
87,765	[1]	EPAM Systems, Inc.	14,353,088
499,248	[1]	Five9, Inc.	12,121,741
117,089	[1]	GoDaddy, Inc.	15,588,059
151,649	[1]	Guidewire Software, Inc.	35,431,272
55,876	[1]	HubSpot, Inc.	27,486,522
436,405	[1]	Kyndryl Holdings, Inc.	12,620,833
199,700	[1]	Lumentum Holdings, Inc.	40,251,532
205,207		NetApp, Inc.	24,169,281
958,639	[1]	Nutanix, Inc.	68,293,442
213,894	[1]	Okta, Inc.	19,577,718
22,995	[1]	Onto Innovation, Inc.	3,103,405
731,840	[1]	Pure Storage, Inc.	72,232,608
543,720	[1]	Rubrik, Inc.	40,925,804
251,364		Teradyne, Inc.	45,687,921
4,146,436	[1]	UiPath, Inc.	65,762,475
538,580	[1]	Zscaler, Inc.	178,345,381
		TOTAL	1,048,672,070
		Materials—0.6%
889,802		Celanese Corp.	34,203,989
		Real Estate—0.7%
133,845	[1]	CBRE Group, Inc.	20,401,993
128,148		Iron Mountain, Inc.	13,192,837
17,525		Simon Property Group, Inc.	3,080,194
		TOTAL	36,675,024
		Utilities—2.7%
369,531		NRG Energy, Inc.	63,507,598
432,882		Vistra Corp.	81,511,680
		TOTAL	145,019,278
		TOTAL COMMON STOCKS (IDENTIFIED COST $4,493,709,876)	5,222,467,411
Annual Financial Statements and Additional Information
3

Shares		Value
	INVESTMENT COMPANY—2.4%
129,392,419	Federated Hermes Government Obligations Fund, Premier Shares, 4.03%[2] (IDENTIFIED COST $129,392,419)	129,392,419
	TOTAL INVESTMENT IN SECURITIES—99.9% (IDENTIFIED COST $4,623,102,295)[3]	5,351,859,830
	OTHER ASSETS AND LIABILITIES - NET—0.1%[4]	4,915,883
	NET ASSETS—100%	$5,356,775,713
Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended October 31, 2025, were as follows:
Federated Hermes Government Obligations Fund, Premier Shares
Value as of 10/31/2024	$52,115,537
Purchases at Cost	$1,621,674,388
Proceeds from Sales	$(1,544,397,506)
Change in Unrealized Appreciation/Depreciation	$—
Net Realized Gain/(Loss)	$—
Value as of 10/31/2025	$129,392,419
Shares Held as of 10/31/2025	129,392,419
Dividend Income	$3,767,604

1	Non-income-producing security.
2	7-day net yield.
3	The cost of investments for federal tax purposes amounts to $4,647,291,319.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of net assets at October 31, 2025.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
At October 31, 2025, all investments of the Fund utilized Level 1 inputs in valuing the Fund’s assets carried at fair value.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
4

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended October 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$55.55	$37.68	$36.23	$62.37	$44.93
Income From Investment Operations:
Net investment income (loss)[1]	(0.32)	(0.16)	(0.10)	(0.11)	(0.39)
Net realized and unrealized gain (loss)	12.55	18.03	2.37	(13.61)	21.36
Total From Investment Operations	12.23	17.87	2.27	(13.72)	20.97
Less Distributions:
Distributions from net realized gain	(2.49)	—	(0.79)	(12.42)	(3.53)
Distributions from return of capital	—	—	(0.03)	—	—
Total Distributions	(2.49)	—	(0.82)	(12.42)	(3.53)
Net Asset Value, End of Period	$65.29	$55.55	$37.68	$36.23	$62.37
Total Return[2]	22.38%	47.43%	6.37%	(26.23)%	49.08%
Ratios to Average Net Assets:
Net expenses[3]	1.14%	1.14%	1.14%	1.14%	1.13%
Net investment income (loss)	(0.52)%	(0.33)%	(0.26)%	(0.27)%	(0.73)%
Expense waiver/reimbursement[4]	0.15%	0.12%	0.10%	0.09%	0.08%
Supplemental Data:
Net assets, end of period (000 omitted)	$541,215	$395,126	$246,732	$243,046	$367,018
Portfolio turnover[5]	78%	75%	142%	174%	141%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

5	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
5

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended October 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$25.53	$17.45	$17.34	$36.97	$28.09
Income From Investment Operations:
Net investment income (loss)[1]	(0.35)	(0.25)	(0.19)	(0.22)	(0.48)
Net realized and unrealized gain (loss)	5.64	8.33	1.12	(6.99)	12.89
Total From Investment Operations	5.29	8.08	0.93	(7.21)	12.41
Less Distributions:
Distributions from net realized gain	(2.49)	—	(0.79)	(12.42)	(3.53)
Distributions from return of capital	—	—	(0.03)	—	—
Total Distributions	(2.49)	—	(0.82)	(12.42)	(3.53)
Net Asset Value, End of Period	$28.33	$25.53	$17.45	$17.34	$36.97
Total Return[2]	21.44%	46.30%	5.54%	(26.83)%	47.91%
Ratios to Average Net Assets:
Net expenses[3]	1.93%	1.92%	1.92%	1.93%	1.92%
Net investment income (loss)	(1.32)%	(1.10)%	(1.05)%	(1.07)%	(1.51)%
Expense waiver/reimbursement[4]	0.04%	0.06%	0.10%	0.09%	0.08%
Supplemental Data:
Net assets, end of period (000 omitted)	$29,206	$15,397	$9,216	$9,600	$16,184
Portfolio turnover[5]	78%	75%	142%	174%	141%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

5	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
6

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended October 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$59.41	$40.17	$38.47	$65.24	$46.74
Income From Investment Operations:
Net investment income (loss)[1]	(0.16)	(0.02)	(0.00)[2]	0.01	(0.25)
Net realized and unrealized gain (loss)	13.47	19.26	2.52	(14.36)	22.28
Total From Investment Operations	13.31	19.24	2.52	(14.35)	22.03
Less Distributions:
Distributions from net realized gain	(2.49)	—	(0.79)	(12.42)	(3.53)
Distributions from return of capital	—	—	(0.03)	—	—
Total Distributions	(2.49)	—	(0.82)	(12.42)	(3.53)
Net Asset Value, End of Period	$70.23	$59.41	$40.17	$38.47	$65.24
Total Return[3]	22.76%	47.90%	6.65%	(26.00)%	49.47%
Ratios to Average Net Assets:
Net expenses[4]	0.84%	0.84%	0.84%	0.84%	0.84%
Net investment income (loss)	(0.24)%	(0.04)%	(0.00)%[5]	0.02%	(0.44)%
Expense waiver/reimbursement[6]	0.12%	0.13%	0.18%	0.18%	0.15%
Supplemental Data:
Net assets, end of period (000 omitted)	$3,603,990	$1,222,850	$287,671	$169,730	$279,045
Portfolio turnover[7]	78%	75%	142%	174%	141%

1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	Based on net asset value.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5	Represents less than 0.01%.
6
This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

7	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
7

Financial Highlights–Class R6 Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended October 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$51.16	$34.59	$33.23	$58.16	$41.99
Income From Investment Operations:
Net investment income (loss)[1]	(0.13)	(0.01)	0.00[2]	0.02	(0.22)
Net realized and unrealized gain (loss)	11.56	16.58	2.18	(12.53)	19.92
Total From Investment Operations	11.43	16.57	2.18	(12.51)	19.70
Less Distributions:
Distributions from net realized gain	(2.49)	—	(0.79)	(12.42)	(3.53)
Distributions from return of capital	—	—	(0.03)	—	—
Total Distributions	(2.49)	—	(0.82)	(12.42)	(3.53)
Net Asset Value, End of Period	$60.10	$51.16	$34.59	$33.23	$58.16
Total Return[3]	22.75%	47.90%	6.68%	(26.00)%	49.52%
Ratios to Average Net Assets:
Net expenses[4]	0.83%	0.83%	0.83%	0.83%	0.83%
Net investment income (loss)	(0.24)%	(0.02)%	0.01%	0.04%	(0.43)%
Expense waiver/reimbursement[5]	0.04%	0.06%	0.10%	0.09%	0.08%
Supplemental Data:
Net assets, end of period (000 omitted)	$1,182,364	$314,014	$78,813	$36,273	$49,431
Portfolio turnover[6]	78%	75%	142%	174%	141%

1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	Based on net asset value.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5
This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

6	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
8

Statement of Assets and Liabilities
October 31, 2025

Assets:
Investment in securities, at value including $129,392,419 of investments in affiliated holdings* (identified cost $4,623,102,295, including $129,392,419 of identified cost in affiliated holdings)	$5,351,859,830
Income receivable	725,125
Income receivable from affiliated holdings	443,494
Receivable for investments sold	24,512,724
Receivable for shares sold	15,094,112
Total Assets	5,392,635,285
Liabilities:
Payable for investments purchased	24,553,005
Payable for shares redeemed	10,466,637
Payable to adviser (Note 5)	101,916
Payable for administrative fee (Note 5)	11,199
Payable for distribution services fee (Note 5)	18,032
Payable for other service fees (Notes 2 and 5)	235,415
Accrued expenses (Note 5)	473,368
Total Liabilities	35,859,572
Net assets for 80,311,194 shares outstanding	$5,356,775,713
Net Assets Consist of:
Paid-in capital	$4,411,626,127
Total distributable earnings (loss)	945,149,586
Net Assets	$5,356,775,713
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Class A Shares:
Net asset value per share ($541,215,070 ÷ 8,288,981 shares outstanding), no par value, unlimited shares authorized	$65.29
Offering price per share (100/94.50 of $65.29)	$69.09
Redemption proceeds per share	$65.29
Class C Shares:
Net asset value per share ($29,205,847 ÷ 1,030,838 shares outstanding), no par value, unlimited shares authorized	$28.33
Offering price per share	$28.33
Redemption proceeds per share (99.00/100 of $28.33)	$28.05
Institutional Shares:
Net asset value per share ($3,603,990,321 ÷ 51,317,867 shares outstanding), no par value, unlimited shares authorized	$70.23
Offering price per share	$70.23
Redemption proceeds per share	$70.23
Class R6 Shares:
Net asset value per share ($1,182,364,475 ÷ 19,673,508 shares outstanding), no par value, unlimited shares authorized	$60.10
Offering price per share	$60.10
Redemption proceeds per share	$60.10

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
9

Statement of Operations
Year Ended October 31, 2025

Investment Income:
Dividends (including $3,767,604 received from affiliated holdings*)	$21,131,891
Net income on securities loaned (Note 2)	6,648
TOTAL INCOME	21,138,539
Expenses:
Investment adviser fee (Note 5)	26,257,620
Administrative fee (Note 5)	2,711,492
Custodian fees	130,710
Transfer agent fees (Note 2)	3,482,777
Directors’/Trustees’ fees (Note 5)	14,534
Auditing fees	32,877
Legal fees	13,284
Portfolio accounting fees	211,820
Distribution services fee (Note 5)	166,259
Other service fees (Notes 2 and 5)	1,234,697
Share registration costs	365,113
Printing and postage	208,718
Miscellaneous (Note 5)	30,765
TOTAL EXPENSES	34,860,666
Waiver and Reimbursements:
Waiver/reimbursement of investment adviser fee (Note 5)	(1,322,698)
Reimbursement of other operating expenses (Notes 2 and 5)	(2,364,098)
TOTAL WAIVER AND REIMBURSEMENTS	(3,686,796)
Net expenses	31,173,870
Net investment income (loss)	(10,035,331)
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments	230,849,335
Net change in unrealized appreciation of investments	415,189,024
Net realized and unrealized gain (loss) on investments	646,038,359
Change in net assets resulting from operations	$636,003,028

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
10

Statement of Changes in Net Assets

Year Ended October 31	2025	2024
Increase (Decrease) in Net Assets
Operations:
Net investment loss	$(10,035,331)	$(1,505,557)
Net realized gain (loss)	230,849,335	93,327,514
Net change in unrealized appreciation/depreciation	415,189,024	302,201,651
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	636,003,028	394,023,608
Distributions to Shareholders:
Class A Shares	(17,730,713)	—
Class C Shares	(1,565,698)	—
Institutional Shares	(56,559,427)	—
Class R6 Shares	(15,591,334)	—
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(91,447,172)	—
Share Transactions:
Proceeds from sale of shares	3,712,243,882	1,261,457,847
Net asset value of shares issued to shareholders in payment of distributions declared	78,881,766	—
Cost of shares redeemed	(926,292,783)	(330,526,390)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	2,864,832,865	930,931,457
Change in net assets	3,409,388,721	1,324,955,065
Net Assets:
Beginning of period	1,947,386,992	622,431,927
End of period	$5,356,775,713	$1,947,386,992
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
11

Notes to Financial Statements
October 31, 2025
1. ORGANIZATION
Federated Hermes Equity Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of eight portfolios. The financial statements included herein are only those of Federated Hermes MDT Mid Cap Growth Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Class A Shares, Class C Shares, Institutional Shares and Class R6 Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is appreciation of capital.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
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Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
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Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
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For securities that are fair valued in accordance with procedures established by and under the general supervision of Federated MDTA LLC (the “Adviser”) certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Act, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
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The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
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With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
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Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
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Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income and capital gains, if any, are declared and paid at least annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waiver and reimbursements of $3,686,796 is disclosed in various locations in this Note 2 and Note 5. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Transfer Agent Fees
For the year ended October 31, 2025, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Class A Shares	$897,997	$(529,791)
Class C Shares	24,533	—
Institutional Shares	2,445,151	(1,834,307)
Class R6 Shares	115,096	—
TOTAL	$3,482,777	$(2,364,098)
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Class A Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees.
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For the year ended October 31, 2025, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$1,179,277
Class C Shares	55,420
TOTAL	$1,234,697
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986 and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended October 31, 2025, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of October 31, 2025, tax years 2022 through 2025 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.
Securities Lending
The Fund participates in a securities lending program providing for the lending of equity securities to qualified brokers. The term of the loans within the program is one year or less. The Fund receives cash collateral for securities loaned, which generally is invested in an affiliated money market fund. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. In accordance with the Fund’s securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Fund on the next business day. Earnings from collateral invested in affiliated holdings as presented parenthetically on the Statement of Operations do not reflect fees and rebates and are allocated between the borrower of the security, the securities lending agent, as a fee for its services under the program and the Fund, according to agreed-upon rates. The Fund will not have the right to vote on securities while they are on loan. However, the Fund will attempt to terminate a loan in an effort to reacquire the securities in time to vote on matters that are deemed to be material by the Adviser. There can be no assurance that the Fund will have sufficient notice of such matters to be able to terminate the loan in time to vote thereon.
As of October 31, 2025, the Fund had no outstanding securities on loan.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
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3. SHARES OF BENEFICIAL INTEREST
The following table summarizes share activity:
	Year Ended 10/31/2025		Year Ended 10/31/2024
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	2,202,971	$132,574,318	1,448,140	$71,423,654
Shares issued to shareholders in payment of distributions declared	238,696	14,419,593	—	—
Shares redeemed	(1,265,637)	(77,097,917)	(884,007)	(43,370,863)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	1,176,030	$69,895,994	564,133	$28,052,791
	Year Ended 10/31/2025		Year Ended 10/31/2024
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	598,260	$16,035,337	261,057	$5,908,818
Shares issued to shareholders in payment of distributions declared	48,919	1,291,472	—	—
Shares redeemed	(219,351)	(5,790,747)	(186,142)	(4,184,064)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	427,828	$11,536,062	74,915	$1,724,754
	Year Ended 10/31/2025		Year Ended 10/31/2024
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	39,635,976	$2,604,209,425	17,831,384	$952,492,788
Shares issued to shareholders in payment of distributions declared	783,559	50,782,473	—	—
Shares redeemed	(9,684,815)	(621,764,087)	(4,409,114)	(230,397,421)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	30,734,720	$2,033,227,811	13,422,270	$722,095,367
	Year Ended 10/31/2025		Year Ended 10/31/2024
Class R6 Shares:	Shares	Amount	Shares	Amount
Shares sold	17,243,915	$959,424,802	5,014,528	$231,632,587
Shares issued to shareholders in payment of distributions declared	223,372	12,388,228	—	—
Shares redeemed	(3,932,140)	(221,640,032)	(1,154,803)	(52,574,042)
NET CHANGE RESULTING FROM CLASS R6 SHARE TRANSACTIONS	13,535,147	$750,172,998	3,859,725	$179,058,545
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	45,873,725	$2,864,832,865	17,921,043	$930,931,457
4. FEDERAL TAX INFORMATION
The accounting treatment of certain items in accordance with income tax regulations may differ from the accounting treatment in accordance with GAAP which may result in permanent differences. In the case of the Fund, such differences primarily result from net operating losses.
For the year ended October 31, 2025, permanent differences identified and reclassified among the components of net assets were as follows:
Increase (Decrease)
Paid-In Capital	Total Distributable Earnings (Loss)
$(1,787,423)	$1,787,423
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended October 31, 2025 and 2024, was as follows:
	2025	2024
Long-term capital gains	$91,447,172	$—
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As of October 31, 2025, the components of distributable earnings on a tax-basis were as follows:
Net unrealized appreciation	$704,568,511
Undistributed long-term capital gains	$250,506,689
Capital loss deferrals	$(9,925,614)
TOTAL	$945,149,586
At October 31, 2025, the cost of investments for federal tax purposes was $4,647,291,319. The net unrealized appreciation of investments for federal tax purposes was $704,568,511. This consists of unrealized appreciation from investments for those securities having an excess of value over cost of $856,053,385 and unrealized depreciation from investments for those securities having an excess of cost over value of $151,484,874. The difference between book-basis and tax-basis net unrealized appreciation is attributable to differing treatments for deferral of losses on wash sales.
Under current tax rules, a late-year ordinary loss may be deferred, in whole or in part, and treated as occurring on the first day of the following fiscal year. As of October 31, 2025, for federal income tax purposes, a late year ordinary loss of $9,925,614 was deferred to November 1, 2025.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.75% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund for competitive reasons such as to maintain the Fund’s expense ratio, or as and when appropriate, to maintain positive or zero net yields. For the year ended October 31, 2025, the Adviser voluntarily waived $1,261,633 of its fee and voluntarily reimbursed $2,364,098 of transfer agent fees.
The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the year ended October 31, 2025, the Adviser reimbursed $61,065.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended October 31, 2025, the annualized fee paid to FAS was 0.077% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at 0.75% of average daily net assets, annually, to compensate FSC. Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee.
For the year ended October 31, 2025, distribution services fees for the Fund were as follows:
Distribution Services Fees Incurred
Class C Shares	$166,259
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares.
For the year ended October 31, 2025, FSC retained $63,794 of fees paid by the Fund.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the year ended October 31, 2025, FSC retained $39,814 in sales charges from the sale of Class A Shares. FSC also retained $5,027 of CDSC relating to redemptions of Class C Shares.
Other Service Fees
For the year ended October 31, 2025, FSSC received $89,732 of the other service fees disclosed in Note 2.
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Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Effective January 1, 2026, total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses, if any) paid by the Fund’s Class A Shares, Class C Shares, Institutional Shares and Class R6 Shares (after the voluntary waivers and/or reimbursements) will not exceed 1.15%, 1.95%, 0.85% and 0.84% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) January 1, 2027; or (b) the date of the Fund’s next effective Prospectus. Prior to January 1, 2026, the Fee Limit for the Fund’s Class A Shares, Class C Shares, Institutional Shares and Class R6 Shares was 1.14%, 1.94%, 0.84% and 0.83%, respectively. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the approval of the Trustees.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended October 31, 2025, were as follows:
Purchases	$5,404,861,644
Sales	$2,661,667,310
7. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 17, 2025. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to (a) the highest, on any day, of (i) the federal funds effective rate, (ii) the published secured overnight financing rate plus an assigned percentage, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of October 31, 2025, the Fund had no outstanding loans. During the year ended October 31, 2025, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of October 31, 2025, there were no outstanding loans. During the year ended October 31, 2025, the program was not utilized.
9. OPERATING SEGMENTS
In this reporting period, the Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. A management committee of the Adviser acts as the CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the strategic asset allocation is determined based on the investment objective of the Fund and executed by the Fund’s portfolio management team. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions) which is reviewed by the CODM to assess the Fund’s performance in comparison to the Fund’s benchmarks and to make resource allocation decisions for the Fund’s single segment is consistent with the information presented in these financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statement of Operations.
10. INDEMNIFICATIONS
Under the Fund’s organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund (other than liabilities arising out of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties to the Fund). In addition, in the normal course of business, the Fund provides certain indemnifications under arrangements with third parties. Typically, obligations to indemnify a third party arise in the context of an arrangement entered into by the Fund under which the Fund agrees to indemnify such third party for certain liabilities arising out of actions taken pursuant to
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the arrangement, provided the third party’s actions are not deemed to have breached an agreed-upon standard of care (such as willful misfeasance, bad faith, gross negligence or reckless disregard of their duties under the contract). The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet arisen. The Fund does not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly expects the risk of loss to be remote.
11. FEDERAL TAX INFORMATION (UNAUDITED)
For the year ended October 31, 2025, the amount of long-term capital gains designated by the Fund was $91,447,172.
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Report of Independent Registered Public Accounting Firm
To the Shareholders of Federated Hermes MDT Mid Cap Growth Fund and the Board of Trustees of Federated Hermes Equity Funds:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Federated Hermes MDT Mid Cap Growth Fund (the Fund), a portfolio of Federated Hermes Equity Funds, including the portfolio of investments, as of October 31, 2025, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of October 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of October 31, 2025, by correspondence with the custodian, transfer agent of the underlying fund and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor for one or more of Federated Hermes’ investment companies since 2006.
Boston, Massachusetts
December 22, 2025
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Evaluation and Approval of Advisory Contract–May 2025
Federated Hermes MDT Mid-Cap Growth Fund (the “Fund”)
At its meetings in May 2025 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated MDTA LLC (the “Adviser”) with respect to the Fund (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering such information deemed necessary to evaluate the terms of the Contract and to approve the continuation of the existing arrangement. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written report regarding data related to the Fund’s management fee (the “CCO Management Fee Report”). The Board considered the CCO Management Fee Report, along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract.
In addition to the CCO Management Fee Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes by independent legal counsel on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also considered such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: (1) copies of the Contract; (2) the nature, quality and extent of the advisory and other services provided to the Fund by Federated Hermes; (3) Federated Hermes’ business and operations; (4) the Adviser’s investment philosophy, personnel and processes; (5) the Fund’s investment objective and strategies; (6) the Fund’s short-term and long-term performance - in absolute terms (both on a gross basis and net of expenses) and relative to an appropriate group of peer funds and its benchmark; (7) the Fund’s fees and expenses, including the advisory fee and the overall expense structure of the Fund - in absolute terms and relative to an appropriate group of peer funds, with due regard for contractual or voluntary expense limitations (if any); (8) the financial condition of Federated Hermes; (9) the Adviser’s profitability with respect to managing the Fund; (10) distribution and sales activity for the Fund; and (11) the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any).
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees charged to other registered funds in evaluating the Contract. Using these judicial decisions as a guide, the Board considered several factors it deemed relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund, including: (1) the nature and quality of the services provided by the adviser to the fund and its shareholders, including the performance of the fund, its benchmark and comparable funds; (2) the adviser’s cost of providing the services and the profitability to the adviser of providing advisory services to the fund; (3) the extent to which the adviser may realize “economies of scale” as the fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with the fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to the adviser because of its relationship with the fund, including research services received from brokers that execute fund trades and any fees paid to affiliates of the adviser for services rendered to the fund; (5) comparative fees and expenses, including a comparison of management fees paid to the adviser with those paid by similar funds managed by the same adviser or other advisers as well as management fees charged to institutional and other advisory clients of the same adviser for what might be viewed as like services; and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of the adviser’s services and fees. The Board considered that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its evaluation of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the oversight of the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the “Federated Hermes Funds”).
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In addition, the Board considered the preferences and expectations of Fund shareholders and the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contract. In particular, the Board recognized that many shareholders likely have invested in the Fund based on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that there are a range of investment options available to the Fund’s shareholders in the marketplace, and such shareholders, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year. The Board recognized that its evaluation process is evolutionary and that the factors considered and the emphasis placed on relevant factors may change in recognition of changing circumstances in the registered fund marketplace. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the family of Federated Hermes Funds, but its approvals were made on a fund-by-fund basis.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of Federated Hermes dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contract and the full range of services provided to the Fund by Federated Hermes. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade operations capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and evaluated Federated Hermes’ ability and experience in attracting and retaining qualified personnel to service the Fund. The Board considered the trading operations by the Adviser, including the execution of portfolio transactions and the selection of brokers for those transactions. The Board also considered the Adviser’s ability to deliver competitive investment performance for the Fund when compared to the Fund’s Performance Peer Group (as defined below).
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board considered Federated Hermes’ oversight of the securities lending program for the Federated Hermes Funds that engage in securities lending and noted the income earned by the Federated Hermes Funds that participate in such program. In addition, the Board considered the quality of Federated Hermes’ communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Federated Hermes Funds. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board received and evaluated information regarding Federated Hermes’ regulatory and compliance environment. The Board considered Federated Hermes’ compliance program and compliance history and reports from the CCO about Federated Hermes’ compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and the compliance-related resources devoted by Federated Hermes in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, as amended, including Federated Hermes’ commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ approach to internal audits and risk management with respect to the Federated Hermes Funds and its day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led, and continue to lead, to an increase in the scope of Federated Hermes’ oversight in this regard. In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate.
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The Board considered Federated Hermes’ efforts to provide shareholders in the Federated Hermes Funds with a comprehensive array of funds with different investment objectives, policies and strategies. The Board considered the expenses that Federated Hermes had incurred, as well as the entrepreneurial and other risks assumed by Federated Hermes, in sponsoring and providing on-going services to new funds to expand these opportunities for shareholders. The Board noted the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges.
Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided by the Adviser to the Fund.
Fund Investment Performance
The Board considered the investment performance of the Fund. In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks. The Board considered detailed investment reports on, and the Adviser’s analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings. These reports included, among other items, information on the Fund’s gross and net returns, the Fund’s investment performance compared to one or more relevant categories or groups of peer funds and the Fund’s benchmark, performance attribution information and commentary on the effect of market conditions. The Board noted that it evaluated investment performance at meetings throughout the year and received reports from Federated Hermes regarding the performance of certain Federated Hermes Funds as well as Federated Hermes’ explanations for less favorable performance and any specific actions Federated Hermes had taken, or had determined to take, to seek to enhance Fund investment performance and the results of those actions.
The Board also reviewed comparative information regarding the performance of other registered funds in the category of peer funds selected by Morningstar, Inc. (“Morningstar”), an independent fund ranking organization (the “Performance Peer Group”). The Board noted the CCO’s statement that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board also considered a report comparing the performance of the Fund solely to other funds with a quantitative focus in the Performance Peer Group.
The Board considered that for the one-year, three-year and five-year periods ended December 31, 2024, the Fund’s performance was above the median of the Performance Peer Group. In addition, the Board was informed by the Adviser that, for the same periods, the Fund outperformed its benchmark for the one-year, three-year and five-year periods.
Based on these considerations, the Board concluded that it had continued confidence in the Adviser’s overall capabilities to manage the Fund.
Fund Expenses
The Board considered the advisory fee, and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the overall category of peer funds selected by Morningstar (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall Morningstar category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall Morningstar category.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged to funds by other advisers, the use of comparisons between the Fund and its Expense Peer Group assisted the Board in its evaluation of the Fund’s fees and expenses. The Board focused on comparisons with other registered funds more heavily than non-registered fund products or services because such comparisons are believed to be more relevant. The Board considered that other registered funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s shareholders. The Board noted that the range of such other registered funds’ fees and expenses, therefore, appears to be a relevant indicator of what investors have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was below the median of the Expense Peer Group, and the Board was satisfied that the overall expense structure of the Fund remained competitive.
Annual Financial Statements and Additional Information
22

The Board also received and considered information about the nature and extent of services offered and fees charged by Federated Hermes to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-registered fund clients (such as institutional separate accounts) and third-party unaffiliated registered funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s statement that non-registered fund clients are inherently different products due to the following differences, among others: (i) types of targeted investors; (ii) applicable laws and regulations; (iii) legal structures; (iv) average account sizes; (v) portfolio management techniques made necessary by different cash flows and different associated costs; (vi) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing; (vii) SEC mandated risk management programs with respect to fund liquidity and use of derivatives; (viii) questions on regulatory reporting; (ix) a variety of different administrative responsibilities and (x) degrees of risk associated with management. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary registered fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s registered fund, noting the CCO’s statement that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party registered fund. The Board noted that the CCO emphasized that differences in fees for providing advisory services to other types of clients may not be appropriate when judging the appropriateness of the Federated Hermes Funds’ advisory fees because of the different services provided.
Based on these considerations, the Board concluded that the fees and total operating expenses of the Fund, in conjunction with other matters considered, are reasonable in light of the services provided.
Profitability
The Board received and considered profitability information furnished by Federated Hermes. Such profitability information included revenues reported on a fund-by-fund basis and estimates of the allocation of expenses made on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s statement that, while the cost allocation report applies consistent allocation processes for purposes of general comparison of funds, the inherent difficulties in arbitrarily allocating costs lacks precision and may cause the report to be unreliable because a single change in an allocation estimate can dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. In addition, the Board considered the CCO’s statement that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract are consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported to the Board that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable. The Board considered the CCO’s statement that the estimated profitability to the Adviser from its relationship with the Fund was not unreasonable in relation to the services provided.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly-held fund management companies, including information regarding profitability trends over time. The Board recognized that profitability comparisons among fund management companies are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund management company is affected by numerous factors. The Board considered the CCO’s statement that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive and that Federated Hermes appeared financially sound, with the resources available to fulfill its contractual obligations.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of isolating and quantifying economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as: portfolio management, investment research and trading operations; shareholder services; compliance; business continuity, cybersecurity and information security programs; internal audit and risk management functions; and technology, systems capabilities and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced or expanded services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments are likely to be shared with the family of Federated Hermes Funds as a whole. In addition, the Board considered that fee waivers and expense reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board considered that, in order for the Federated Hermes Funds to remain competitive
Annual Financial Statements and Additional Information
23

in the marketplace, Federated Hermes has frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and has disclosed to shareholders and/or reported to the Board its intention to do so (or continue to do so) in the future. The Board also considered that Federated Hermes has been active in managing expenses of the Federated Hermes Funds in recent years, which has resulted in benefits being realized by shareholders.
The Board also received and considered information on adviser-paid fees (commonly referred to as “revenue sharing” payments) that was provided to the Board throughout the year and in connection with the May Meetings. The Board considered that Federated Hermes believes that this information is relevant to consider whether Federated Hermes had an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, but should not be considered when evaluating the reasonableness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on economies of scale, which is compounded by the lack of any uniform methodology or pattern with respect to structuring fund advisory fees with breakpoints that serve to reduce the fees as a fund attains a certain size.
Other Benefits
The Board considered information regarding the compensation and other ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. The Board considered that Federated Hermes may derive a benefit to its reputation as an adviser to the Fund, which may help in attracting other clients and investment personnel. The Board noted that, in addition to receiving advisory fees under the Federated Hermes Funds’ investment advisory contracts, Federated Hermes’ affiliates also receive fees for providing other services to the Federated Hermes Funds under separate service contracts, including for serving as the Federated Hermes Funds’ administrator and distributor. In this regard, the Board considered that Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing the benefits, if any, that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds.
Conclusions
The Board considered the CCO’s presentation and statements and the information accompanying the CCO Management Fee Report. The Board recognized that its evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative.
Annual Financial Statements and Additional Information
24

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This information is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Hermes MDT Mid Cap Growth Fund

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedHermes.com/us
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 314172107
CUSIP 314172305
CUSIP 314172198
CUSIP 314172529
G01228-08 (12/25)
© 2025 Federated Hermes, Inc.

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Federated Hermes Kaufmann Fund: Not Applicable.

Federated Hermes Kaufmann Large Cap Fund: Not Applicable.

Federated Hermes Kaufmann Small Cap Fund: Not Applicable.

Federated Hermes MDT Mid Cap Growth Fund: Not Applicable.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Federated Hermes Kaufmann Fund: Not Applicable.

Federated Hermes Kaufmann Large Cap Fund: Not Applicable.

Federated Hermes Kaufmann Small Cap Fund: Not Applicable.

Federated Hermes MDT Mid Cap Growth Fund: Not Applicable.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Federated Hermes Kaufmann Fund: The Fund’s disclosure of remuneration items is included as part of the Financial Statements filed under Item 7 of this form.

Federated Hermes Kaufmann Large Cap Fund: The Fund’s disclosure of remuneration items is included as part of the Financial Statements filed under Item 7 of this form.

Federated Hermes Kaufmann Small Cap Fund: The Fund’s disclosure of remuneration items is included as part of the Financial Statements filed under Item 7 of this form.

Federated Hermes MDT Mid Cap Growth Fund: The Fund’s disclosure of remuneration items is included as part of the Financial Statements filed under Item 7 of this form.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

Federated Hermes Kaufmann Fund: The Fund’s Evaluation and Approval of Advisory Contract summary by fund appear in the Financial Statements filed under Item 7 of this form.

Federated Hermes Kaufmann Large Cap Fund: The Fund’s Evaluation and Approval of Advisory Contract summary by fund appear in the Financial Statements filed under Item 7 of this form.

Federated Hermes Kaufmann Small Cap Fund: The Fund’s Evaluation and Approval of Advisory Contract summary by fund appear in the Financial Statements filed under Item 7 of this form.

Federated Hermes MDT Mid Cap Growth Fund: The Fund’s Evaluation and Approval of Advisory Contract summary by fund appear in the Financial Statements filed under Item 7 of this form.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable

Item 15.	Submission of Matters to a Vote of Security Holders.

No Changes to Report

Item 16.	Controls and Procedures.

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not Applicable

Item 18.	Recovery of Erroneously Awarded Compensation

(a)       Not Applicable

(b)       Not Applicable

Item 19.	Exhibits

(a)(1) Not Applicable.

(a)(2) Not Applicable.

(a)(3) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(4) Not Applicable.

(a)(5) Not Applicable.

(b)       Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  Federated Hermes Equity Funds

By: /s/ Jeremy D. Boughton
Jeremy D. Boughton, Principal Financial Officer

Date:  December 23, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ J. Christopher Donahue
J. Christopher Donahue, Principal Executive Officer

Date:  December 23, 2025

By: /s/ Jeremy D. Boughton
Jeremy D. Boughton, Principal Financial Officer

Date:  December 23, 2025